File No. 333-139099      CIK #1350827

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549-0102

                                 POST-EFFECTIVE
                                 AMENDMENT NO. 2
                                   TO FORM S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                       Van Kampen Unit Trusts, Series 638
                              (Exact Name of Trust)

                              VAN KAMPEN FUNDS INC.
                            (Exact Name of Depositor)

                                522 Fifth Avenue
                            New York, New York 10036

          (Complete address of Depositor's principal executive offices)

  VAN KAMPEN FUNDS INC.                 PAUL, HASTINGS, JANOFSKY & WALKER LLP
  Attention: Amy R. Doberman, Esq.      Attention: Michael R. Rosella, Esq.
  522 Fifth Avenue                      75 East 55th Street
  New York, New York 10036              New York, New York 10022

               (Name and complete address of agents for service)

    ( X ) Check if it is proposed that this filing will become effective on April 23, 2009, pursuant to paragraph (b) of Rule 485.




Closed-End Strategy: Cohen & Steers Master Equity and Income Portfolio, Series 4 Closed-End Strategy: Senior Loan and Limited Duration Portfolio, Series 11 Closed-End Strategy: Cohen & Steers Master Income Portfolio, Series 10 Closed-End Strategy: Cohen & Steers Master Municipal Income Portfolio - National
   Series 7


(Van Kampen Unit Trusts, Series 638)

     The unit investment trusts named above (the "Portfolios") each invest in a portfolio of securities. Of course, we cannot guarantee that a Portfolio will achieve its objective.
     An investment can be made in the underlying funds directly rather than through a Portfolio. These direct investments can be made without paying the Portfolio sales charge, operating expenses and organization costs



  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE
        UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The date of this Prospectus is April 23, 2009


Part I of this Prospectus may not be distributed unless accompanied by Part II. Please retain both parts of this Prospectus for future reference.





VAN KAMPEN
INVESTMENTS



                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                             As of February 25, 2009
                                                                                                                  Cohen
                                                                                                                & Steers
                                                                                                                 Master
                                                                                                                Municipal
                                                        Cohen & Steers      Senior Loan                          Income
                                                         Master Equity      and Limited     Cohen & Steers     Portfolio -
                                                          and Income         Duration        Master Income      National
                                                           Portfolio         Portfolio         Portfolio         Series
                                                       ---------------   ---------------   ---------------   --------------
Pubic Offering Price per Unit                          $      3.59420    $       4.20410   $       4.25230   $      7.12950
      Less maximum sales charge per Unit (2.00% of
         Public Offering Price per Unit) (1)                  0.07190            0.08410           0.08500          0.14260
                                                       ---------------   ---------------   ---------------   --------------
Redemption price per Unit and Net Asset Value
      per Unit (2)(3)                                  $      3.52230    $       4.12000   $       4.16730   $      6.98690
                                                       ==============    ===============   ===============   ==============

Number of Units                                             1,092,649      1,549,688.037         7,219,335        1,394,702
Aggregate Value of Securities (2)                      $ 3,848,627.97    $  6,384,637.62   $ 30,084,980.30   $ 9,744,619.30

Initial Date of Deposit                                January 11, 2007
Mandatory Termination Date                             April 12, 2012

Record Dates                                           Tenth day of each month.
Distribution Dates                                     Twenty-fifth day of each month.

--------------------------------------------------------------------------------

(1)  The sales charge is described in the "Fee Table".

(2)  Each Security is valued on the bases set forth under "Public Offering--Unit
     Price" in Prospectus Part II.

(3) The Public Offering Price will include any accumulated dividends or cash in the Income or Capital Accounts.

                CLOSED-END STRATEGY: COHEN & STEERS MASTER EQUITY
                         AND INCOME PORTFOLIO, SERIES 4

                                    Fee Table
                             As of February 25, 2009

                                                      As a % of
                                                       Public          Amount
                                                      Offering         per 100
                                                        Price           Units
                                                    ------------    ------------
Transaction Fees
 Maximum sales charge (1)                                 2.000%   $       7.190
                                                    ============    ============
 Maximum sales charge on reinvested dividends             0.000%   $       0.000
                                                    ============    ============

                                                       As a %          Amount
                                                       of Net          per 100
                                                       Assets           Units
                                                    ------------    ------------
Estimated Annual Expenses
Trustee's fee and other operating expenses                0.744%   $       2.622
Supervisory fee (2)                                       0.025%   $       0.088
Bookkeeping and administrative fees                       0.043%   $       0.150
Estimated underlying fund expenses (3)                    4.954%   $      17.451
                                                    ------------    ------------
Estimated annual expenses                                 5.766%   $      20.311
                                                    ============    ============

                                                                     Amount per
                                                                       $10,000
                                                                      Invested
                                                                    ------------
Estimated Costs Over Time
1 year                                                             $         765
3 years                                                            $       1,856
3 1/4 years (Approximate Life of Portfolio)                        $       1,990

   This fee table is intended to assist you in understanding the costs that you will bear and to present a comparison of fees. The "Estimated Costs Over Time" example illustrates the expenses you would pay on a $10,000 investment assuming a 5% annual return and redemption at the end of each period. Of course, you should not consider this example a representation of actual past or future expenses or annual rate of return which may differ from those assumed for this example. The sales charge and expenses are described under "Public Offering" and "Portfolio Operating Expenses" in Prospectus Part II.

--------------------------------------------------------------------------------

(1) The maximum sales charge is currently 2.00% of the Public Offering Price per Unit. The sales charge will decrease by 0.50% on each January 11 to a minimum of 1.00%.

(2) The Portfolio assesses the Supervisory Fee as a percentage of the daily net asset value (0.025%). Other annual expenses are assessed as dollar amounts per Unit.

(3) Although not an actual operating expense, the Portfolio, and therefore the Unitholders, will indirectly bear the operating expenses of the funds held by the Portfolio in the estimated amount provided above. Estimated fund expenses are based upon the net asset value of the number of fund shares held by the Portfolio per Unit multiplied by the annual operating expenses of the funds for the most recent fiscal year.


   CLOSED-END STRATEGY: SENIOR LOAN AND LIMITED DURATION PORTFOLIO, SERIES 11

                                    Fee Table
                             As of February 25, 2009

                                                      As a % of
                                                       Public          Amount
                                                      Offering         per 100
                                                        Price           Units
                                                    ------------    ------------
Transaction Fees
 Maximum sales charge (1)                                 2.000%   $       8.410
                                                    ============    ============
 Maximum sales charge on reinvested dividends             0.000%   $       0.000
                                                    ============    ============

                                                       As a %          Amount
                                                       of Net          per 100
                                                       Assets           Units
                                                    ------------    ------------
Estimated Annual Expenses
Trustee's fee and other operating expenses                0.442%   $       1.820
Supervisory, bookkeeping and administrative fees          0.036%   $       0.150
Estimated underlying funds' expenses (2)                  5.286%   $      21.776
                                                    ------------    ------------
Estimated annual expenses                                 5.764%   $      23.746
                                                    ============    ============

                                                                     Amount per
                                                                       $10,000
                                                                      Invested
                                                                    ------------
Estimated Costs Over Time
1 year                                                             $         765
3 years                                                            $       1,856
3 1/4 years (Approximate Life of Portfolio)                        $       1,990

   This fee table is intended to assist you in understanding the costs that you will bear and to present a comparison of fees. The "Estimated Costs Over Time" example illustrates the expenses you would pay on a $10,000 investment assuming a 5% annual return and redemption at the end of each period. Of course, you should not consider this example a representation of actual past or future expenses or annual rate of return which may differ from those assumed for this example. The sales charge and expenses are described under "Public Offering" and "Portfolio Operating Expenses" in Prospectus Part II.

--------------------------------------------------------------------------------

(1) The maximum sales charge is currently 2.00% of the Public Offering Price per Unit. The sales charge will decrease by 0.50% on each January 11 to a minimum of 1.00%.

(2) Although not an actual operating expense, the Portfolio, and therefore the Unitholders, will indirectly bear the operating expenses of the funds held by the Portfolio in the estimated amount provided above. Estimated fund expenses are based upon the net asset value of the number of fund shares held by the Portfolio per Unit multiplied by the annual operating expenses of the funds for the most recent fiscal year.


     CLOSED-END STRATEGY: COHEN & STEERS MASTER INCOME PORTFOLIO, SERIES 10

                                   Fee Table
                            As of February 25, 2009

                                                      As a % of
                                                       Public          Amount
                                                      Offering         per 100
                                                        Price           Units
                                                    ------------    ------------
Transaction Fees
 Maximum sales charge (1)                                 2.000%   $       8.500
                                                    ============    ============
 Maximum sales charge on reinvested dividends             0.000%   $       0.000
                                                    ============    ============

                                                       As a %          Amount
                                                       of Net          per 100
                                                       Assets           Units
                                                    ------------    ------------
Estimated Annual Expenses
Trustee's fee and other operating expenses                0.433%   $       1.803
Supervisory fee (2)                                       0.025%   $       0.104
Bookkeeping and administrative fees                       0.036%   $       0.150
Estimated underlying funds' expenses (3)                  3.933%   $      16.392
                                                    ------------    ------------
Estimated annual expenses                                 4.427%   $      18.449
                                                    ============    ============

                                                                     Amount per
                                                                       $10,000
                                                                      Invested
                                                                    ------------
Estimated Costs Over Time
1 year                                                             $         634
3 years                                                            $       1,490
3 1/4 years (Approximate Life of Portfolio)                        $       1,598

   This fee table is intended to assist you in understanding the costs that you will bear and to present a comparison of fees. The "Estimated Costs Over Time" example illustrates the expenses you would pay on a $10,000 investment assuming a 5% annual return and redemption at the end of each period. Of course, you should not consider this example a representation of actual past or future expenses or annual rate of return which may differ from those assumed for this example. The sales charge and expenses are described under "Public Offering" and "Portfolio Operating Expenses" in Prospectus Part II.

--------------------------------------------------------------------------------

(1) The maximum sales charge is currently 2.00% of the Public Offering Price per Unit. The sales charge will decrease by 0.50% on each January 11 to a minimum of 1.00%.

(2) The Portfolio assesses the Supervisory Fee as a percentage of the daily net asset value (0.025%). Other annual expenses are assessed as dollar amounts per Unit.

(3) Although not an actual operating expense, the Portfolio, and therefore the Unitholders, will indirectly bear the operating expenses of the funds held by the Portfolio in the estimated amount provided above. Estimated fund expenses are based upon the net asset value of the number of fund shares held by the Portfolio per Unit multiplied by the annual operating expenses of the funds for the most recent fiscal year.



              CLOSED-END STRATEGY: COHEN & STEERS MASTER MUNICIPAL
                      INCOME PORTFOLIO - NATIONAL SERIES 7

                                    Fee Table
                             As of February 25, 2009

                                                      As a % of
                                                       Public          Amount
                                                      Offering         per 100
                                                        Price           Units
                                                    ------------    ------------
Transaction Fees
 Maximum sales charge (1)                                 2.000%   $      14.260
                                                    ============    ============
 Maximum sales charge on reinvested dividends             0.000%   $       0.000
                                                    ============    ============

                                                       As a %          Amount
                                                       of Net          per 100
                                                       Assets           Units
                                                    ------------    ------------
Estimated Annual Expenses
Trustee's fee and other operating expenses                0.306%   $       2.140
Supervisory fee (2)                                       0.025%   $       0.175
Bookkeeping and administrative fees                       0.022%   $       0.150
Estimated underlying funds' expenses (3)                  1.837%   $      12.835
                                                    ------------    ------------
Estimated annual expenses                                 2.190%   $      15.300
                                                    ============    ============

                                                                     Amount per
                                                                       $10,000
                                                                      Invested
                                                                    ------------
Estimated Costs Over Time
1 year                                                             $         415
3 years                                                            $         853
3 1/4 years (Approximate Life of Portfolio)                        $         910

   This fee table is intended to assist you in understanding the costs that you will bear and to present a comparison of fees. The "Estimated Costs Over Time" example illustrates the expenses you would pay on a $10,000 investment assuming a 5% annual return and redemption at the end of each period. Of course, you should not consider this example a representation of actual past or future expenses or annual rate of return which may differ from those assumed for this example. The sales charge and expenses are described under "Public Offering" and "Portfolio Operating Expenses" in Prospectus Part II.

--------------------------------------------------------------------------------

(1) The maximum sales charge is currently 2.00% of the Public Offering Price per Unit. The sales charge will decrease by 0.50% on each January 11 to a minimum of 1.00%.

(2) The Portfolio assesses the Supervisory Fee as a percentage of the daily net asset value (0.025%). Other annual expenses are assessed as dollar amounts per Unit.

(3) Although not an actual operating expense, the Portfolio, and therefore the Unitholders, will indirectly bear the operating expenses of the funds held by the Portfolio in the estimated amount provided above. Estimated fund expenses are based upon the net asset value of the number of fund shares held by the Portfolio per Unit multiplied by the annual operating expenses of the funds for the most recent fiscal year.




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   To the Unitholders of Van Kampen Unit Trusts, Series 638 (Closed-End
Strategy: Cohen & Steers Master Equity and Income Portfolio, Series 4, Closed-End Strategy: Senior Loan and Limited Duration Portfolio, Series 11, Closed-End Strategy: Cohen & Steers Master Income Portfolio, Series 10 and Closed-End Strategy: Cohen & Steers Master Municipal Income Portfolio- National Series 7):
   We have audited the accompanying statements of condition (including the analyses of net assets and the related portfolio schedules) of Closed-End
Strategy: Cohen & Steers Master Equity and Income Portfolio, Series 4, Closed-End Strategy: Senior Loan and Limited Duration Portfolio, Series 11, Closed-End Strategy: Cohen & Steers Master Income Portfolio, Series 10 and Closed-End Strategy: Cohen & Steers Master Municipal Income Portfolio- National Series 7 (the "Portolios," included in Van Kampen Unit Trusts, Series 638) as of December 31, 2008, and the related statements of operations and changes in net assets for the period from January 11, 2007 (Initial Date of Deposit) through December 31, 2007 and for the year ended December 31, 2008, and the financial highlights for the period from January 11, 2007 (Initial Date of Deposit) through December 31, 2007 and for the year ended December 31, 2008. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portolios are not required to have, nor were we engaged to perform an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2008 by correspondence with The Bank of New York Mellon, Trustee. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Closed-End Strategy: Cohen & Steers Master Equity and Income Portfolio, Series 4, Closed-End Strategy: Senior Loan and Limited Duration Portfolio, Series 11, Closed-End Strategy: Cohen & Steers Master Income Portfolio, Series 10 and Closed-End Strategy: Cohen & Steers Master Municipal Income Portfolio- National Series 7 (included in Van Kampen Unit Trusts, Series 638) as of December 31, 2008, and the results of its operations and changes in net assets for the period from January 11, 2007 (Initial Date of Deposit) through December 31, 2007 and for the year ended December 31, 2008, and the financial highlights for the period from January 11, 2007 (Initial Date of Deposit) through December 31, 2007 and for the year ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   New York, New York
   April 22, 2009

                       VAN KAMPEN UNIT TRUSTS, SERIES 638
                             Statements of Condition
                                December 31, 2008
                                                                                                             Senior Loan
                                                                                          Cohen & Steers         and
                                                                                          Master Equity        Limited
                                                                                            and Income        Duration
                                                                                             Portfolio        Portfolio
                                                                                           -------------    -------------
   Trust property
      Cash.............................................................................   $      36,196    $      58,283
      Securities at market value, (cost $10,871,650 and $15,295,741) (note 1)..........       4,747,823        6,654,009
      Dividend receivable..............................................................          27,029           36,422
      Receivables for securities sold..................................................           9,555               --
                                                                                          -------------    -------------
                                                                                          $   4,820,603    $   6,748,714
                                                                                          =============    =============
   Liabilities and interest to Unitholders
      Cash Overdraft...................................................................   $          --    $          --
      Redemptions payable..............................................................           9,980           17,476
      Interest to Unitholders..........................................................       4,810,623        6,731,238
                                                                                          -------------    -------------
                                                                                          $   4,820,603    $   6,748,714
                                                                                          =============    =============

                             Analyses of Net Assets

   Interest of Unitholders (1,164,020 and 1,643,870 Units of fractional undivided interest outstanding)
      Cost to original investors of 2,640,877 and 3,218,990 Units (note 1).............   $  26,833,873    $  32,753,770
        Less initial underwriting commission (note 3)..................................         931,801        1,088,371
                                                                                          -------------    -------------
                                                                                             25,902,072       31,665,399
        Less redemption of 1,476,857 and 1,575,120 Units...............................      11,863,821       11,828,532
                                                                                          -------------    -------------
                                                                                             14,038,251       19,836,867
      Undistributed/(overdistributed) net investment income
        Net Investment Income..........................................................       2,344,551        3,183,626
        Less distributions to Unitholders..............................................       2,460,853        3,261,701
                                                                                          -------------    -------------
                                                                                               (116,302)         (78,075)
      Realized gain (loss) on Securities sale..........................................      (2,511,414)      (3,831,271)
      Capital gains received...........................................................         302,193           35,881
      Unrealized appreciation (depreciation) of Securities (note 2)....................      (6,123,827)      (8,641,732)
      Distributions to Unitholders of Security sale proceeds...........................        (394,930)        (119,254)
      Deferred sales charge............................................................        (383,348)        (471,178)
                                                                                          -------------    -------------
          Net asset value to Unitholders...............................................   $   4,810,623    $   6,731,238
                                                                                          =============    =============
   Net asset value per Unit (1,164,020 and 1,643,870 Units outstanding)................   $        4.13    $        4.09
                                                                                          =============    =============


   The accompanying notes are an integral part of these financial statements.

                       VAN KAMPEN UNIT TRUSTS, SERIES 638
                             Statements of Condition
                                December 31, 2008
                                                                                                           Cohen & Steers
                                                                                                               Master
                                                                                                              Municipal
                                                                                                               Income
                                                                                          Cohen & Steers      Portfolio
                                                                                           Master Income      National
                                                                                             Portfolio         Series
                                                                                           -------------    -------------
   Trust property
      Cash.............................................................................   $     526,091    $      39,988
      Securities at market value, (cost $69,387,390 and $13,675,304) (note 1)..........      32,653,313        8,821,425
      Dividend receivable .............................................................         171,916            5,296
      Receivables for securities sold..................................................          85,063           79,996
                                                                                          -------------    -------------
                                                                                          $  33,436,383    $   8,946,705
                                                                                          =============    =============
   Liabilities and interest to Unitholders
      Cash Overdraft...................................................................   $          --    $          --
      Redemptions payable..............................................................         103,372          112,052
      Interest to Unitholders..........................................................      33,333,011        8,834,653
                                                                                          -------------    -------------
                                                                                          $  33,436,383    $   8,946,705
                                                                                          =============    =============

                             Analyses of Net Assets

   Interest of Unitholders (7,434,300 and 1,411,798 Units of fractional undivided interest outstanding)
      Cost to original investors of 14,808,769 and 2,582,067 Units (note 1)............   $ 149,888,531    $  26,297,948
        Less initial underwriting commission (note 3)..................................       4,875,664          866,609
                                                                                          -------------    -------------
                                                                                            145,012,867       25,431,339
        Less redemption of 7,374,469 and 1,170,269 Units...............................      56,473,419        9,698,782
                                                                                          -------------    -------------
                                                                                             88,539,448       15,732,557
      Undistributed/(overdistributed) net investment income
        Net Investment Income..........................................................      15,303,339        1,524,220
        Less distributions to Unitholders..............................................      15,533,264        1,663,978
                                                                                          -------------    -------------
                                                                                               (229,925)        (139,758)
      Realized gain (loss) on Securities sale..........................................     (14,971,724)      (1,533,136)
      Capital gains received...........................................................         741,952            8,488
      Unrealized appreciation (depreciation) of Securities (note 2)....................     (36,734,077)      (4,853,879)
      Distributions to Unitholders of Security sale proceeds...........................      (1,863,788)              --
      Deferred sales charge............................................................      (2,148,875)        (379,619)
                                                                                          -------------    -------------
          Net asset value to Unitholders...............................................   $  33,333,011    $   8,834,653
                                                                                          =============    =============
   Net asset value per Unit (7,434,300 and 1,411,798 Units outstanding)................   $        4.48    $        6.26
                                                                                          =============    =============


   The accompanying notes are an integral part of these financial statements.

 CLOSED-END STRATEGY: COHEN & STEERS MASTER EQUITY AND INCOME PORTFOLIO, SERIES 4
                            Statements of Operations
Period from January 11, 2007 (Initial Date of Deposit) through December 31, 2007 and for the year ended December 31, 2008
                                                                                               2007             2008
                                                                                          -------------    -------------
   Investment income
      Dividend income..................................................................   $   1,629,293    $   1,005,962
      Expenses
         Trustee fees and other expenses...............................................          38,613           41,769
         Organizational fees...........................................................         202,557              993
         Supervisory fees..............................................................           3,520            3,252
         Deferred sales charge.........................................................              --               --
                                                                                          -------------    -------------
            Total expenses.............................................................         244,690           46,014
                                                                                          -------------    -------------
         Net investment income.........................................................       1,384,603          959,948
   Realized gain (loss) from Security sale
      Proceeds.........................................................................       7,851,418        4,675,417
      Cost.............................................................................       8,607,326        6,430,923
                                                                                          -------------    -------------
         Realized gain (loss)..........................................................        (755,908)      (1,755,506)
   Capital gains received..............................................................         168,966          133,227
   Net change in unrealized appreciation (depreciation) of Securities..................      (2,067,242)      (4,056,585)
                                                                                          -------------    -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............   $  (1,269,581)   $  (4,718,916)
                                                                                          =============    =============

                       Statements of Changes in Net Assets
 Period from January 11, 2007 (Initial Date of Deposit) through December 31, 2007 and for the year ended December 31, 2008

                                                                                               2007             2008
                                                                                          -------------    -------------
   Operations:
      Net investment income............................................................   $   1,384,603    $     959,948
      Realized gain (loss) on Securities sales.........................................        (755,908)      (1,755,506)
      Capital gains received...........................................................         168,966          133,227
      Net change in unrealized appreciation (depreciation) of Securities...............      (2,067,242)      (4,056,585)
                                                                                          -------------    -------------
         Net increase (decrease) in net assets resulting from operations...............      (1,269,581)      (4,718,916)
   Distributions to Unitholders from:
      Net investment income............................................................      (1,357,490)      (1,103,363)
      Security sale or redemption proceeds.............................................        (192,730)        (202,200)
      Redemption of Units..............................................................      (7,278,853)      (4,584,968)
      Deferred sales charge............................................................        (383,348)              --
                                                                                          -------------    -------------
         Total increase (decrease).....................................................     (10,482,002)     (10,609,447)
   Net asset value to Unitholders
      Beginning of period..............................................................         145,216       15,113,208
      Additional Securities purchased from the proceeds of Unit Sales..................      25,449,994          306,862
                                                                                          -------------    -------------
      End of period (including undistributed/(overdistributed) net investment income of
         $27,113 and $(116,302), respectively).........................................   $  15,113,208    $   4,810,623
                                                                                          =============    =============


   The accompanying notes are an integral part of these financial statements.

   CLOSED-END STRATEGY: SENIOR LOAN AND LIMITED DURATION PORTFOLIO, SERIES 11
                            Statements of Operations
 Period from January 11, 2007 (Initial Date of Deposit) through December 31, 2007 and for the year ended December 31, 2008
                                                                                               2007             2008
                                                                                          -------------    -------------
   Investment income
      Dividend income..................................................................   $   2,175,168    $   1,270,725
      Expenses
         Trustee fees and other expenses...............................................          29,022           33,304
         Organizational fees...........................................................         198,711            1,230
         Supervisory fees..............................................................              --               --
         Deferred sales charge.........................................................              --               --
                                                                                          -------------    -------------
            Total expenses.............................................................         227,733           34,534
                                                                                          -------------    -------------
         Net investment income.........................................................       1,947,435        1,236,191
   Realized gain (loss) from Security sale
      Proceeds.........................................................................       6,767,223        5,795,671
      Cost.............................................................................       7,841,243        8,552,922
                                                                                          -------------    -------------
         Realized gain (loss)..........................................................      (1,074,020)      (2,757,251)
   Capital gains received..............................................................          35,881                --
   Net change in unrealized appreciation (depreciation) of Securities..................      (4,421,881)      (4,219,851)
                                                                                          -------------    -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............   $  (3,512,585)   $  (5,740,911)
                                                                                          =============    =============

                       Statements of Changes in Net Assets
Period from January 11, 2007 (Initial Date of Deposit) through December 31, 2007 and for the year ended December 31, 2008

                                                                                               2007             2008
                                                                                          -------------    -------------
   Operations:
      Net investment income............................................................   $   1,947,435    $   1,236,191
      Realized gain (loss) on Securities sales.........................................      (1,074,020)      (2,757,251)
      Capital gains received...........................................................          35,881               --
      Net change in unrealized appreciation (depreciation) of Securities...............      (4,421,881)      (4,219,851)
                                                                                          -------------    -------------
         Net increase (decrease) in net assets resulting from operations...............      (3,512,585)      (5,740,911)
   Distributions to Unitholders from:
      Net investment income............................................................      (1,930,969)      (1,330,732)
      Security sale or redemption proceeds.............................................         (80,501)         (38,753)
      Redemption of Units..............................................................      (7,406,168)      (4,422,364)
      Deferred sales charge............................................................        (471,178)              --
                                                                                          -------------    -------------
         Total increase (decrease).....................................................     (13,401,401)     (11,532,760)
   Net asset value to Unitholders
      Beginning of period..............................................................         145,006       18,024,120
      Additional Securities purchased from the proceeds of Unit Sales..................      31,280,515          239,878
                                                                                          -------------    -------------
      End of period (including undistributed/(overdistributed) net investment income of
         $16,466 and $(78,075), respectively)..........................................   $  18,024,120    $   6,731,238
                                                                                          =============    =============


   The accompanying notes are an integral part of these financial statements.

     CLOSED-END STRATEGY: COHEN & STEERS MASTER INCOME PORTFOLIO, SERIES 10
                            Statements of Operations
Period from January 11, 2007 (Initial Date of Deposit) through December 31, 2007 and for the year ended December 31, 2008
                                                                                               2007             2008
                                                                                          -------------    -------------
   Investment income
      Dividend income..................................................................   $   9,830,223    $   6,981,626
      Expenses
         Trustee fees and other expenses...............................................         215,048          206,711
         Organizational fees...........................................................       1,040,134            7,381
         Supervisory fees..............................................................          19,911           19,325
         Deferred sales charge.........................................................              --               --
                                                                                          -------------    -------------
            Total expenses.............................................................       1,275,093          233,417
                                                                                          -------------    -------------
         Net investment income.........................................................       8,555,130        6,748,209
   Realized gain (loss) from Security sale
      Proceeds.........................................................................      34,778,579       25,960,255
      Cost.............................................................................      39,256,755       36,453,803
                                                                                          -------------    -------------
         Realized gain (loss)..........................................................      (4,478,176)     (10,493,548)
   Capital gains received..............................................................         277,145          464,807
   Net change in unrealized appreciation (depreciation) of Securities..................     (18,351,612)     (18,382,465)
                                                                                          -------------    -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............   $ (13,997,513)   $ (21,662,997)
                                                                                          =============    =============

                       Statements of Changes in Net Assets
Period from January 11, 2007 (Initial Date of Deposit) through December 31, 2007 and for the year ended December 31, 2008

                                                                                               2007             2008
                                                                                          -------------    -------------
   Operations:
      Net investment income............................................................   $   8,555,130    $   6,748,209
      Realized gain (loss) on Securities sales.........................................      (4,478,176)     (10,493,548)
      Capital gains received...........................................................         277,145          464,807
      Net change in unrealized appreciation (depreciation) of Securities...............     (18,351,612)     (18,382,465)
                                                                                          -------------    -------------
         Net increase (decrease) in net assets resulting from operations...............     (13,997,513)     (21,662,997)
   Distributions to Unitholders from:
      Net investment income............................................................      (8,390,190)      (7,143,074)
      Security sale or redemption proceeds.............................................        (877,276)        (986,512)
      Redemption of Units..............................................................     (31,447,582)     (25,025,837)
      Deferred sales charge............................................................      (2,148,875)              --
                                                                                          -------------    -------------
         Total increase (decrease).....................................................     (56,861,436)     (54,818,420)
   Net asset value to Unitholders
      Beginning of period..............................................................         145,469       86,164,364
      Additional Securities purchased from the proceeds of Unit Sales..................     142,880,331        1,987,067
                                                                                          -------------    -------------
      End of period (including undistributed/(overdistributed) net investment income of
         $164,940 and $(229,925), respectively)........................................   $  86,146,364    $  33,333,011
                                                                                          =============    =============


   The accompanying notes are an integral part of these financial statements.

              CLOSED-END STRATEGY: COHEN & STEERS MASTER MUNICIPAL
                      INCOME PORTFOLIO - NATIONAL SERIES 7
                            Statements of Operations
Period from January 11, 2007 (Initial Date of Deposit) through December 31, 2007 and for the year ended December 31, 2008
                                                                                               2007             2008
                                                                                          -------------    -------------
   Investment income
      Dividend income..................................................................   $   1,035,131    $     778,206
      Expenses
         Trustee fees and other expenses...............................................          38,919           40,956
         Organizational fees...........................................................         200,733            1,070
         Supervisory fees..............................................................           3,522            3,917
                                                                                          -------------    -------------
            Total expenses.............................................................         243,174           45,943
                                                                                          -------------    -------------
         Net investment income.........................................................         791,957          732,263
   Realized gain (loss) from Security sale
      Proceeds.........................................................................       6,334,314        3,897,412
      Cost.............................................................................       6,962,772        4,802,090
                                                                                          -------------    -------------
         Realized gain (loss)..........................................................        (628,458)        (904,678)
   Capital gains received..............................................................           7,393            1,095
   Net change in unrealized appreciation (depreciation) of Securities..................      (1,969,081)      (2,884,798)
                                                                                          -------------    -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............   $  (1,798,189)   $  (3,056,118)
                                                                                          =============    =============

                       Statements of Changes in Net Assets
Period from January 11, 2007 (Initial Date of Deposit) through December 31, 2007 and for the year ended December 31, 2008

                                                                                               2007             2008
                                                                                          -------------    -------------
   Operations:
      Net investment income............................................................   $     791,957    $     732,263
      Realized gain (loss) on Securities sales.........................................        (628,458)        (904,678)
      Capital gains received...........................................................           7,393            1,095
      Net change in unrealized appreciation (depreciation) of Securities...............      (1,969,081)      (2,884,798)
                                                                                          -------------    -------------
         Net increase (decrease) in net assets resulting from operations...............      (1,798,189)      (3,056,118)
   Distributions to Unitholders from:
      Net investment income............................................................        (909,048)        (754,930)
      Security sale or redemption proceeds.............................................              --               --
      Redemption of Units..............................................................      (5,862,193)      (3,836,589)
      Deferred sales charge............................................................        (379,619)              --
                                                                                          -------------    -------------
         Total increase (decrease).....................................................      (8,949,049)      (7,647,637)
   Net asset value to Unitholders
      Beginning of period..............................................................         145,115       16,281,397
      Additional Securities purchased from the proceeds of Unit Sales..................      25,085,331          200,893
                                                                                          -------------    -------------
      End of period (including undistributed/(overdistributed) net investment income of
         $(117,091) and $(139,758), respectively)......................................   $  16,281,397    $   8,834,653
                                                                                          =============    =============


   The accompanying notes are an integral part of these financial statements.

CLOSED-END STRATEGY: COHEN & STEERS MASTER EQUITY
AND INCOME PORTFOLIO, SERIES 4                                              PORTFOLIO SCHEDULE AS OF DECEMBER 31, 2008
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES         NAME OF ISSUER                                                           PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
         16,708   Advent/Claymore Enhanced Growth & Income Fund                         $    8.1100     $      135,502
----------------------------------------------------------------------------------------------------------------------
         21,371   BlackRock Dividend Achievers Trust                                         8.3600            178,662
----------------------------------------------------------------------------------------------------------------------
         15,751   BlackRock Enhanced Capital & Income Fund, Inc.                            11.1900            176,254
----------------------------------------------------------------------------------------------------------------------
         21,371   BlackRock Enhanced Dividend Achievers Trust                                8.3400            178,234
----------------------------------------------------------------------------------------------------------------------
         12,347   BlackRock Global Energy and Resources Trust                               15.2000            187,674
----------------------------------------------------------------------------------------------------------------------
         20,576   Calamos Strategic Total Return Fund                                        6.2500            128,600
----------------------------------------------------------------------------------------------------------------------
         15,097   Clough Global Equity Fund                                                  9.5200            143,723
----------------------------------------------------------------------------------------------------------------------
         17,437   Clough Global Opportunities Fund                                           9.0500            157,804
----------------------------------------------------------------------------------------------------------------------
         19,777   Dividend Capital Realty Income Allocation Fund                             2.0000             39,554
----------------------------------------------------------------------------------------------------------------------
         15,265   Dow 30 Premium & Dividend Income Fund, Inc.                               12.9900            198,291
----------------------------------------------------------------------------------------------------------------------
         12,543   DWS RREEF Real Estate Fund, Inc.                                           1.9500             24,459
----------------------------------------------------------------------------------------------------------------------
         16,556   DWS RREEF Real Estate Fund II, Inc.                                        0.6600             10,927
----------------------------------------------------------------------------------------------------------------------
         15,608   Eaton Vance Enhanced Equity Income Fund                                   12.0000            187,296
----------------------------------------------------------------------------------------------------------------------
         11,824   Eaton Vance Tax-Advantaged Dividend Income Fund                           11.6500            137,750
----------------------------------------------------------------------------------------------------------------------
         12,767   Eaton Vance Tax-Advantaged Global Dividend Income Fund                    10.6200            135,586
----------------------------------------------------------------------------------------------------------------------
         15,916   Eaton Vance Tax-Managed Buy-Write Opportunities Fund                      10.2000            162,343
----------------------------------------------------------------------------------------------------------------------
         14,542   Fiduciary/Claymore MLP Opportunity Fund                                   12.4200            180,612
----------------------------------------------------------------------------------------------------------------------
         17,502   First Trust Enhanced Equity Income Fund                                    8.8500            154,893
----------------------------------------------------------------------------------------------------------------------
         15,265   Gabelli Dividend & Income Trust                                           10.3000            157,230
----------------------------------------------------------------------------------------------------------------------
         33,414   Gabelli Equity Trust, Inc.                                                 3.7000            123,632
----------------------------------------------------------------------------------------------------------------------
          1,743   Gabelli Healthcare & WellnessRx Trust                                      5.0100              8,732
----------------------------------------------------------------------------------------------------------------------
         15,170   ING Global Advantage and Premium Opportunity Fund                         11.1200            168,690
----------------------------------------------------------------------------------------------------------------------
         16,131   John Hancock Tax-Advantaged Dividend Income Fund                          10.3000            166,149
----------------------------------------------------------------------------------------------------------------------
         38,359   Liberty All-Star Equity Fund                                               3.5000            134,257
----------------------------------------------------------------------------------------------------------------------
         17,089   LMP Capital & Income Fund, Inc.                                            7.7300            132,098
----------------------------------------------------------------------------------------------------------------------
         11,760   Macquarie Global Infrastructure Total Return Fund, Inc.                   12.0500            141,708
----------------------------------------------------------------------------------------------------------------------
         21,158   Madison/Claymore Covered Call & Equity Strategy Fund                       6.2000            131,180
----------------------------------------------------------------------------------------------------------------------
         17,502   Neuberger Berman Real Estate Securities Income Fund, Inc.                  1.8000             31,504
----------------------------------------------------------------------------------------------------------------------
         12,702   NFJ Dividend, Interest & Premium Strategy Fund                            12.9500            164,491
----------------------------------------------------------------------------------------------------------------------
         22,755   Nuveen Multi-Strategy Income and Growth Fund 2                             4.8700            110,817
----------------------------------------------------------------------------------------------------------------------
         17,150   Old Mutual/Claymore Long-Short Fund                                        7.9800            136,857
----------------------------------------------------------------------------------------------------------------------
         11,895   PIMCO Global StocksPLUS & Income Fund                                      9.5800            113,954
----------------------------------------------------------------------------------------------------------------------
         13,871   Reaves Utility Income Fund                                                11.7100            162,429
----------------------------------------------------------------------------------------------------------------------
         16,272   SunAmerica Focused Alpha Growth Fund, Inc.                                 9.5500            155,398
----------------------------------------------------------------------------------------------------------------------
         62,063   TCW Strategic Income Fund, Inc.                                            3.0700            190,533
---------------                                                                                         --------------
        637,257                                                                                         $    4,747,823
===============                                                                                         ==============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

CLOSED-END STRATEGY: SENIOR LOAN AND LIMITED DURATION
PORTFOLIO, SERIES 11                                                        PORTFOLIO SCHEDULE AS OF DECEMBER 31, 2008
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES         NAME OF ISSUER                                                           PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
         80,827   Eaton Vance Floating-Rate Income Trust                                $    8.0200     $      648,232
----------------------------------------------------------------------------------------------------------------------
        116,110   Eaton Vance Limited Duration Income Fund                                   9.8900          1,148,328
----------------------------------------------------------------------------------------------------------------------
         68,495   Eaton Vance Short Duration Diversified Income Fund                        11.6500            797,967
----------------------------------------------------------------------------------------------------------------------
         80,827   Eaton Vance Senior Floating-Rate Trust                                     7.8000            630,451
----------------------------------------------------------------------------------------------------------------------
         89,428   Franklin Templeton Limited Duration Income Trust                           8.4500            755,667
----------------------------------------------------------------------------------------------------------------------
         76,190   Nuveen Floating Rate Income Opportunity Fund                               5.3600            408,378
----------------------------------------------------------------------------------------------------------------------
        110,266   Nuveen Floating Rate Income Fund                                           6.0400            666,007
----------------------------------------------------------------------------------------------------------------------
         79,361   PIMCO Floating Rate Strategy Fund                                          6.1500            488,070
----------------------------------------------------------------------------------------------------------------------
         62,645   Pioneer Floating Rate Trust                                                7.0300            440,394
----------------------------------------------------------------------------------------------------------------------
+       261,920   Van Kampen Senior Income Trust                                             2.5600            670,515
---------------                                                                                         --------------
      1,026,069                                                                                         $    6,654,009
===============                                                                                         ==============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

CLOSED-END STRATEGY: COHEN & STEERS MASTER
INCOME PORTFOLIO, SERIES 10                                                PORTFOLIO SCHEDULE AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES         NAME OF ISSUER                                                           PER SHARE       (NOTE 1)
---------------------------------------------------------------------------------------------------------------------
        113,656   Advent/Claymore Enhanced Growth & Income Fund                         $   8.1100      $     921,750
---------------------------------------------------------------------------------------------------------------------
        264,536   AllianceBernstein Income Fund, Inc.                                       7.0800          1,872,915
---------------------------------------------------------------------------------------------------------------------
        257,062   BlackRock Corporate High Yield Fund, Inc.                                 3.7600            966,553
---------------------------------------------------------------------------------------------------------------------
        265,011   BlackRock Corporate High Yield Fund III, Inc.                             3.6300            961,990
---------------------------------------------------------------------------------------------------------------------
        161,774   BlackRock Corporate High Yield Fund V, Inc.                               6.0300            975,496
---------------------------------------------------------------------------------------------------------------------
        162,699   BlackRock Corporate High Yield Fund VI, Inc.                              6.2700          1,020,123
---------------------------------------------------------------------------------------------------------------------
        145,417   BlackRock Enhanced Dividend Achievers Trust                               8.3400          1,212,777
---------------------------------------------------------------------------------------------------------------------
        114,125   BlackRock Limited Duration Income Trust                                  10.7300          1,224,561
---------------------------------------------------------------------------------------------------------------------
        499,517   Credit Suisse High Yield Bond Fund                                        1.5500            774,251
---------------------------------------------------------------------------------------------------------------------
        103,382   Dow 30 Premium & Dividend Income Fund, Inc.                              12.9900          1,342,932
---------------------------------------------------------------------------------------------------------------------
         85,155   DWS RREEF Real Estate Fund, Inc.                                          1.9500            166,052
---------------------------------------------------------------------------------------------------------------------
        112,262   DWS RREEF Real Estate Fund II                                             0.6600             74,093
---------------------------------------------------------------------------------------------------------------------
        117,868   Eaton Vance Limited Duration Income Fund                                  9.8900          1,165,715
---------------------------------------------------------------------------------------------------------------------
        104,311   Eaton Vance Tax-Managed Buy-Write Income Fund                            12.5300          1,307,017
---------------------------------------------------------------------------------------------------------------------
        108,974   Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund              10.1200          1,102,817
---------------------------------------------------------------------------------------------------------------------
        158,513   Franklin Templeton Limited Duration Income Trust                          8.4500          1,339,435
---------------------------------------------------------------------------------------------------------------------
         94,030   Gabelli Global Gold, Natural Resources & Income Trust                    13.1000          1,231,793
---------------------------------------------------------------------------------------------------------------------
         96,389   John Hancock Preferred Income Fund III                                   11.0100          1,061,243
---------------------------------------------------------------------------------------------------------------------
        119,727   Neuberger Berman Income Opportunity Fund, Inc.                            3.5000            419,045
---------------------------------------------------------------------------------------------------------------------
        244,832   Neuberger Berman Realty Income Fund, Inc.                                 1.8000            440,698
---------------------------------------------------------------------------------------------------------------------
         86,103   NFJ Dividend, Interest & Premium Strategy Fund                           12.9500          1,115,034
---------------------------------------------------------------------------------------------------------------------
         76,294   Nicholas-Applegate International & Premium Strategy Fund                 11.0100            839,997
---------------------------------------------------------------------------------------------------------------------
        111,768   Nuveen Equity Premium and Growth Fund                                    10.7300          1,199,271
---------------------------------------------------------------------------------------------------------------------
        109,448   Nuveen Global Value Opportunities Fund                                   11.8900          1,301,337
---------------------------------------------------------------------------------------------------------------------
        154,287   Nuveen Multi-Strategy Income and Growth Fund 2                            4.8700            751,378
---------------------------------------------------------------------------------------------------------------------
        116,463   Old Mutual/Claymore Long-Short Fund                                       7.9800            929,375
---------------------------------------------------------------------------------------------------------------------
        161,774   Templeton Emerging Markets Income Fund                                    9.1400          1,478,614
---------------------------------------------------------------------------------------------------------------------
        155,701   Western Asset Global High Income Fund, Inc.                               7.2700          1,131,946
---------------------------------------------------------------------------------------------------------------------
        194,934   Western Asset High Income Fund II, Inc.                                   5.0500            984,417
---------------------------------------------------------------------------------------------------------------------
        324,331   Western Asset High Income Opportunity Fund, Inc.                          3.9800          1,290,837
---------------------------------------------------------------------------------------------------------------------
        189,801   Western Asset/Claymore Inflation-Linked Securities & Income Fund         10.8000          2,049,851
---------------                                                                                         -------------
      5,010,144                                                                                         $  32,653,313
===============                                                                                         =============


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

CLOSED-END STRATEGY: COHEN & STEERS MASTER MUNICIPAL
INCOME PORTFOLIO-NATIONAL SERIES 7                                          PORTFOLIO SCHEDULE AS OF DECEMBER 31, 2008
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES         NAME OF ISSUER                                                           PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
         41,620   BlackRock Insured Municipal Income Trust                              $  10.5900      $      440,756
----------------------------------------------------------------------------------------------------------------------
         36,330   BlackRock Municipal Income Trust II                                        9.1000            330,603
----------------------------------------------------------------------------------------------------------------------
         44,533   BlackRock MuniHoldings Insured Investment Fund                             9.1500            407,477
----------------------------------------------------------------------------------------------------------------------
         43,167   BlackRock MuniYield California Insured Fund, Inc.                          9.4100            406,201
----------------------------------------------------------------------------------------------------------------------
         39,347   BlackRock MuniYield Fund, Inc.                                             9.8700            388,355
----------------------------------------------------------------------------------------------------------------------
         43,711   BlackRock MuniYield Insured Fund, Inc.                                     9.0600            396,022
----------------------------------------------------------------------------------------------------------------------
         43,512   BlackRock MuniYield Quality Fund, Inc.                                    10.1000            439,471
----------------------------------------------------------------------------------------------------------------------
         64,680   Dreyfus Strategic Municipal Bond Fund, Inc.                                5.5600            359,621
----------------------------------------------------------------------------------------------------------------------
         65,679   Dreyfus Strategic Municipals, Inc.                                         5.6300            369,772
----------------------------------------------------------------------------------------------------------------------
         38,879   Eaton Vance Municipal Income Trust                                         7.7800            302,478
----------------------------------------------------------------------------------------------------------------------
         44,621   Neuberger Berman Intermediate Municipal Fund, Inc.                        11.3100            504,664
----------------------------------------------------------------------------------------------------------------------
         41,620   Nuveen Insured Municipal Opportunity Fund                                 10.7100            445,750
----------------------------------------------------------------------------------------------------------------------
         47,548   Nuveen Insured Premium Income Municipal Fund                               9.3800            446,000
----------------------------------------------------------------------------------------------------------------------
         42,437   Nuveen Insured Quality Municipal Fund, Inc.                                9.9900            423,946
----------------------------------------------------------------------------------------------------------------------
         38,058   Nuveen Municipal Advantage Fund                                           10.3900            395,423
----------------------------------------------------------------------------------------------------------------------
         40,430   Nuveen Municipal Market Opportunity Fund                                  10.3000            416,429
----------------------------------------------------------------------------------------------------------------------
         43,345   Nuveen Premium Income Municipal Fund 2                                    10.1400            439,518
----------------------------------------------------------------------------------------------------------------------
         41,517   Nuveen Quality Income Municipal Fund                                      11.2800            468,312
----------------------------------------------------------------------------------------------------------------------
         40,234   PIMCO Municipal Income Fund II                                             6.7600            271,982
----------------------------------------------------------------------------------------------------------------------
         38,700   PIMCO Municipal Income Fund III                                            6.4400            249,228
----------------------------------------------------------------------------------------------------------------------
         79,272   Putnam Managed Municipal Income Trust                                      5.0500            400,324
----------------------------------------------------------------------------------------------------------------------
         55,637   Western Asset Managed Municipals Fund, Inc.                                9.3300            519,093
---------------                                                                                         --------------
      1,014,877                                                                                         $    8,821,425
===============                                                                                         ==============


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                       VAN KAMPEN UNIT TRUSTS, SERIES 638
                          Notes to Financial Statements
                           December 31, 2007 and 2008
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - The value of portfolio securities is based on the securities' market prices when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair values rather than their market prices. With respect to securities that are primarily listed on foreign exchanges, the value of such portfolio securities may change on days when the U.S. markets are closed. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time, which is the close of the New York Stock Exchange on each business day. The Sponsor will provide price dissemination and oversight services to the Portfolio.

   Security Cost - The cost of the Securities is determined based on the actual price paid by a Portfolio on the various dates of deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in a Portfolio or monies in the process of being collected, (2) the Securities in a Portfolio based on the value as described in Note 1, and (3) accumulated dividends thereon, less accrued expenses of a Portfolio, if any.

   Federal Income Taxes - With respect to the Closed-End Strategy: Cohen & Steers Master Municipal Income Portfoio-National Series, each Unitholder is considered to be the owner of a pro rata portion of the Portfolio and, accordingly, no provision has been made for federal income taxes. Each other Portfolio has elected and intends to qualify on a continuing basis for special federal income tax treatment as a"regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders.

   The Financial Accounting Standards Board ("FASB") has issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 ("FIN 48"), clarifying the appropriate method of accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes, and providing related guidance. The adoption of FIN 48 did not have a material effect on the net asset value, financial condition or results of operations of the Portfolio.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO
   Fair Value Measurement - Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", establishes a framework for measuring fair value and expands disclosure about fair value measurements in financial statements for the Portfolio for fiscal years beginning after November 15, 2007. The various inputs that may be used to determine the value of the Portfolio's investments are summarized in the three levels presented below. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing those securities.

   Level 1 - Quoted price in active markets for identical securities.

   Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security, which may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk.

   Level 3 - Prices determined using significant unobservable inputs. In certain situations where quoted prices or observable inputs are unavailable, unobservable inputs may be used. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.


NOTE 2 - PORTFOLIO (continued)
   The following table summarizes your Portfolio's investments as of December 31, 2008, based on the inputs used to value them:

                                                                                                                     Cohen & Steers
                                                                                                                         Master
                                                                                                                        Municipal
                                                      Cohen & Steers         Senior Loan                                 Income
                                                       Master Equity         and Limited        Cohen & Steers         Portfolio -
                                                         and Income            Duration          Master Income           National
   Valuation Inputs                                       Portfolio            Portfolio           Portfolio              Series
   -------------------------                          ---------------      ---------------      --------------       --------------
   Level 1 - Quoted prices                            $     4,747,823      $     6,654,009      $   32,653,313       $    8,821,425
   Level 2 - Other significant observable inputs                   --                   --                  --                   --
   Level 3 - Significant unobservable inputs                       --                   --                  --                   --
                                                      ---------------      ---------------      --------------       --------------
   Total                                              $     4,747,823      $     6,654,009      $   32,653,313       $    8,821,425
                                                      ===============      ===============      ==============       ==============

   Unrealized appreciation and depreciation - An analysis of net unrealized appreciation (depreciation) at December 31, 2008 is as follows:


                                                                                                                     Cohen & Steers
                                                                                                                        Master
                                                                                                                       Municipal
                                                      Cohen & Steers         Senior Loan                                Income
                                                       Master Equity         and Limited        Cohen & Steers         Portfolio -
                                                         and Income            Duration          Master Income           National
                                                          Portfolio            Portfolio           Portfolio              Series
                                                      ---------------      ---------------      --------------       --------------
   Unrealized Appreciation                            $            --      $            --      $           --       $           --
   Unrealized Depreciation                                 (6,123,827)          (8,641,732)        (36,734,077)          (4,853,879)
                                                      ---------------      ---------------      --------------       --------------
                                                      $    (6,123,827)     $    (8,641,732)     $  (36,734,077)      $   (4,853,879)
                                                      ===============      ===============      ==============       ==============

   "+" The investment advisor of this fund is also the supervisor of the Portfolio and an affiliate of the Sponsor.

NOTE 3 - OTHER
   Marketability - Although it is not obligated to do so, the Underwriter intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the Portfolio valued as described in Note 1. If the supply of Units exceeds demand, or for other business reasons, the Underwriter may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the difference between the maximum sales charge of 3.00% of the public offering price which is equivalent to 3.093% of the aggregate underlying value of the Securities and the maximum deferred sales charge of $.150 per Unit and a creation and development fee of $.05 per Unit. These initial investors paid a deferred sales charge of $.150 per Unit and a creation and development fee of $.05 per Unit. On each January 11, the secondary market sales charge will decrease by .5 of 1% to a minimum sales charge of 1.00%.

   Compensation of Sponsor and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Portfolio. The Sponsor receives an annual fee for performing bookkeeping and administrative services for the Portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS Units were presented for redemption as follows:

                                                                    Period ended                 Year ended
                                                                  December 31, 2007           December 31, 2008
                                                               ----------------------      ----------------------
   Cohen & Steers Master Equity and Income Portfolio                   825,711                     651,146
   Senior Loan and Limited Duration Portfolio                          895,888                     679,232
   Cohen & Steers Master Income Portfolio                            3,719,616                   3,654,853
   Cohen & Steers Master Municipal Income Portfolio-National Series    676,541                     493,728

NOTE 5 - FINANCIAL HIGHLIGHTS

Closed-End Strategy: Cohen & Steers Master Equity and Income Portfolio, Series 4

                                                                                             2007 (c)         2008
                                                                                          -------------   ------------
Per Share Operating Performance:
   Net asset value, beginning of period.................................................  $        9.65           8.55
                                                                                          -------------   ------------
   Income from investment operations:
      Net investment income.............................................................           0.73           0.68
      Capital gains received............................................................           0.09           0.09
      Net realized and unrealized gain (loss) on investment transactions (a)............         (0.90)         (4.27)
                                                                                          -------------   ------------
   Total from investment operations.....................................................         (0.08)         (3.50)
                                                                                          -------------   ------------
Distributions to Unitholders from:
   Net investment income................................................................         (0.72)         (0.78)
   Security sale and redemption proceeds................................................         (0.10)         (0.14)
                                                                                          -------------   ------------
   Total distributions to Unitholders...................................................         (0.82)         (0.92)
                                                                                          -------------   ------------
   Deferred sales charge................................................................         (0.20)             --
                                                                                          -------------   ------------
   Net asset value, end of period.......................................................  $        8.55   $       4.13
                                                                                          =============   ============
Total Return (b):.......................................................................         (4.70)%       (44.11)%
Ratios as a Percentage of Average Net Assets (b):
   Expenses.............................................................................          1.37%          0.46%
   Net investment income................................................................          7.75%          9.66%


--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from January 11, 2007 (Initial Date of Deposit) through
     December 31, 2007.

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)

Closed-End Strategy: Senior Loan and Limited Duration Portfolio, Series 11
                                                                                             2007 (c)         2008
                                                                                          -------------   ------------
Per Share Operating Performance:
   Net asset value, beginning of period.................................................  $        9.67   $       7.89
                                                                                          -------------   ------------
   Income from investment operations:
      Net investment income.............................................................           0.83           0.64
      Capital gains received............................................................           0.02             --
      Net realized and unrealized gain (loss) on investment transactions (a)............         (1.58)         (3.73)
                                                                                          -------------   ------------
   Total from investment operations.....................................................         (0.73)         (3.09)
                                                                                          -------------   ------------
Distributions to Unitholders from:
   Net investment income................................................................         (0.82)         (0.69)
   Security sale and redemption proceeds................................................         (0.03)         (0.02)
                                                                                          -------------   ------------
   Total distributions to Unitholders...................................................         (0.85)         (0.71)
                                                                                          -------------   ------------
   Deferred sales charge................................................................         (0.20)             --
                                                                                          -------------   ------------
   Net asset value, end of period.......................................................  $        7.89   $       4.09
                                                                                          =============   ============
Total Return (b):.......................................................................        (12.15)%       (42.10)%
Ratios as a Percentage of Average Net Assets (b):
   Expenses.............................................................................          1.06%          0.27%
   Net investment income................................................................          9.05%          9.78%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from January 11, 2007 (Initial Date of Deposit) through
     December 31, 2007.

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)

Closed-End Strategy: Cohen & Steers Master Income Portfolio, Series 10
                                                                                             2007 (c)         2008
                                                                                          -------------   ------------
Per Share Operating Performance:
   Net asset value, beginning of period.................................................  $        9.67   $       8.01
                                                                                          -------------   ------------
   Income from investment operations:
      Net investment income.............................................................           0.73           0.76
      Capital gains received............................................................           0.02           0.05
      Net realized and unrealized gain (loss) on investment transactions (a)............         (1.45)         (3.43)
                                                                                          -------------   ------------
   Total from investment operations.....................................................         (0.70)         (2.62)
                                                                                          -------------   ------------
Distributions to Unitholders from:
   Net investment income................................................................         (0.71)         (0.80)
   Security sale and redemption proceeds................................................         (0.07)         (0.11)
                                                                                          -------------   ------------
   Total distributions to Unitholders...................................................         (0.78)         (0.91)
                                                                                          -------------   ------------
   Deferred sales charge................................................................         (0.18)             --
                                                                                          -------------   ------------
   Net asset value, end of period.......................................................  $        8.01   $       4.48
                                                                                          =============   ============
Total Return (b):.......................................................................        (10.23)%       (35.91)%
Ratios as a Percentage of Average Net Assets (b):
   Expenses.............................................................................          1.18%          0.38%
   Net investment income................................................................          7.92%         10.93%


--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from January 11, 2007 (Initial Date of Deposit) through
     December 31, 2007.

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)

Closed-End Strategy: Cohen & Steers Master Municipal Income Portfolio -
National Series 7
                                                                                             2007 (c)         2008
                                                                                          -------------   ------------
Per Share Operating Performance:
   Net asset value, beginning of period.................................................  $        9.67   $       8.66
                                                                                          -------------   ------------
   Income from investment operations:
      Net investment income.............................................................           0.40           0.44
      Capital gains received............................................................             --             --
      Net realized and unrealized gain (loss) on investment transactions (a)............         (0.76)         (2.38)
                                                                                          -------------   ------------
   Total from investment operations.....................................................         (0.36)         (1.94)
                                                                                          -------------   ------------
Distributions to Unitholders from:
   Net investment income................................................................         (0.46)         (0.46)
   Security sale and redemption proceeds................................................             --             --
                                                                                          -------------   ------------
   Total distributions to Unitholders...................................................         (0.46)         (0.46)
                                                                                          -------------   ------------
   Deferred sales charge................................................................         (0.19)             --
                                                                                          -------------   ------------
   Net asset value, end of period.......................................................  $        8.66  $        6.26
                                                                                          =============   ============
Total Return (b):.......................................................................         (6.92)%       (23.61)%
Ratios as a Percentage of Average Net Assets (b):
   Expenses.............................................................................          1.34%          0.35%
   Net investment income................................................................          4.37%          5.53%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from January 11, 2007 (Initial Date of Deposit) through
     December 31, 2007.


                Cohen & Steers Master Equity and Income Portfolio


                               Prospectus Part Two



                       This prospectus contains two parts.

                     No one may use this Prospectus Part Two
                   unless accompanied by Prospectus Part One.

       You should read this prospectus and retain it for future reference.

--------------------------------------------------------------------------------

  The Securities and Exchange Commission has not approved or disapproved of the Trust units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.





Van Kampen
Investments




THE PORTFOLIO
--------------------------------------------------------------------------------

   The Portfolio was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Cohen & Steers Capital Management, Inc., as Supervisor, and The Bank of New York Mellon, as Trustee or their predecessors.

   The Portfolio offers investors the opportunity to purchase Units representing proportionate interests in a portfolio of shares of closed-end funds. The Portfolio may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Portfolio. Unless otherwise terminated as provided in the Trust Agreement, the Portfolio will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in the "Portfolio" in Prospectus Part I and any additional securities deposited into the Portfolio.

   Additional Units of the Portfolio may be issued at any time by depositing in the Portfolio (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by the Portfolio, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into the Portfolio following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Portfolio will pay the associated brokerage or acquisition fees. Purchases and sales of Securities by your Portfolio may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Portfolio termination and in the course of satisfying large Unit redemptions.

   Each Unit of your Portfolio initially offered represents an undivided interest in the Portfolio. At the close of the New York Stock Exchange on the Initial Date of Deposit, the number of Units may be adjusted so that the Public Offering Price per Unit equals $10. The number of Units, fractional interest of each Unit in your Portfolio and the estimated distributions per Unit will increase or decrease to the extent of any adjustment. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in your Portfolio represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in your Portfolio will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   The Portfolio consists of (a) the Securities (including contracts for the purchase thereof) listed under the "Portfolio" in Prospectus Part I as may continue to be held from time to time in the Portfolio, (b) any additional Securities acquired and held by the Portfolio pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVE AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   The Portfolio seeks total return consisting of high current income and potential capital appreciation. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as "closed-end funds") selected by Cohen & Steers Capital Management, Inc. These closed-end funds generally seek to invest in equity or income-producing securities, sectors or strategies, such as dividend strategies, covered call option strategies, total return strategies, balanced strategies, general equities (including both dividend and non-dividend paying equities), convertible securities, energy, health care, real estate, utility and other income-oriented strategies.

   In selecting funds for the Portfolio, Cohen & Steers sought to select funds that exhibited the following characteristics, among others:

     1.   Daily trading volumes generally greater than $750,000 per day.

     2. Closed-end funds with market capitalization generally greater than $300 million.

     3.   High current income.

     4.   Share prices at a discount to net asset value.

     5. Undervalued funds where recent total return on market price trails recent total return on net asset value.

     6. Strong fundamentals, including liquidity, income coverage and quality, leverage/risk management. Cohen & Steers believes that a conservative approach to leverage helps mitigate the effects of changes in interest rates.

     7.   Well-known advisors with experience managing the asset class.

     8.   Diversification of sector and asset class.

   There can be no guarantee that a particular fund in the Portfolio will satisfy the criteria set forth above.

   Cohen & Steers believes that capital appreciation from equity and income focused closed-end funds could come from three potential sources:

     o A narrowing of fund share price discounts to net asset value, assuming no change in fund net asset value;

     o Growth in fund share prices which mirrors growth in underlying portfolio net asset value, with no change in the discount to net asset value; and

     o Increased dividend/distribution rates by closed-end funds which attract investors and cause rising share prices.

   Cohen & Steers believes that there is a compelling investment opportunity in the secondary market for closed-end funds. Cohen & Steers believes that five primary factors support this investment case, including:

     o Rising Demand for Dividend Income - Cohen & Steers believes that the potential for rising demand for dividend income exists due to the aging of America, lower tax rates, the inflation protection that may be offered by rising dividends, and the low return environment. Of course, there can be no assurance that the Portfolio or the underlying funds will provide income in the future.

     o Growth in the Number and Types of Closed-End Fund New Issues - Since 2001, the closed-end fund market has grown by over $90 billion, to a total size in excess of $200 billion. There are now over 600 listed closed-end funds. Underlying asset classes have expanded to include significant volumes of funds focused on categories such as preferred securities, REITs, convertible bonds, high yield securities, limited duration bonds and equity dividend-focused funds.

     o Lack of Research and Institutional Capital - Historically, activity in the closed-end fund market has been dominated by individual investors, with only a handful of professional investors and institutional sources of capital. Due to a variety of historical factors, institutional participation in the closed-end fund market currently remains low.

     o Need for Professional Selection - Many investors and financial advisors do not have the time or resources to assess dividend quality, leverage, net asset value risk, and historical market valuation to net asset value of closed end funds.

     o Discounts to Net Asset Value - Current discounts to net asset value in many funds and sectors may offer a timely opportunity to acquire attractive funds with income potential at a discount to their intrinsic value.

   The Portfolio Consultant. Founded in 1986, Cohen & Steers Capital Management Inc. is a manager of high income equity portfolios specializing in U.S. REITs, global real estate securities, preferred securities, utilities, value equity securities and other high dividend paying common stock. As of December 31, 2008, Cohen & Steers Capital Management Inc. had $15.1 billion in assets under management. Cohen & Steers manages separate account portfolios for institutional investors, including some of the world's largest pension funds and endowments. In addition, the firm manages open- and closed-end mutual funds for both retail and institutional investors. Cohen & Steers is among the largest REIT managers in the U.S. and employs a significant research and trading staff. Many investors have come to view Cohen & Steers as an important source for income-oriented investment products. Cohen & Steers also acts as Supervisor of the Portfolio. As described above, Cohen & Steers advises other clients such as investment companies and other accounts. Many of these client accounts are "managed" accounts. The Portfolio is not a managed fund and will generally not sell or replace Securities. There is no assurance that the Portfolio will achieve its objective.

   The Portfolio Consultant is not an affiliate of the Sponsor. The Sponsor did not select the Securities for the Portfolio. The Portfolio Consultant may use the list of Securities in its independent capacity as an investment adviser and distributes this information to various individuals and entities. The Portfolio Consultant may recommend or effect transactions in the Securities. This may have an adverse effect on the prices of the Securities. This also may have an impact on the price the Portfolio pay for the Securities and the price received upon Unit redemptions or Portfolio termination. The Portfolio Consultant may act as agent or principal in connection with the purchase and sale of securities, including the Securities. The Portfolio Consultant also issues reports and makes recommendations on the Securities. The Portfolio Consultant's research department may receive compensation based on commissions generated by research and/or sales of Units.

   Neither the Portfolio Consultant nor the Sponsor manage the Portfolio. You should note that the Portfolio Consultant applied the selection criteria to the Securities for inclusion in the Portfolio prior to the Initial Date of Deposit. After this time, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from the Portfolio. In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in the Portfolio, taken as a whole, which are represented by the Units.

RISK FACTORS
--------------------------------------------------------------------------------

   All investments involve risk. This section describes the main risks that can impact the value of the securities in your Portfolio or in the underlying funds. You should understand these risks before you invest. If the value of the securities falls, the value of your Units will also fall. We cannot guarantee that your Portfolio will achieve its objective or that your investment return will be positive over any period.

   Market Risk. Market risk is the risk that the value of the securities in your Portfolio or in the underlying funds will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security. Even though your Portfolio is supervised, you should remember that we do not manage your Portfolio. Your Portfolio will not sell a security solely because the market value falls as is possible in a managed fund.

   Dividend Payment Risk. Dividend payment risk is the risk that an issuer of a security held by a closed-end fund is unwilling or unable to pay income on a security. Stocks represent ownership interests in the issuers and are not obligations of the issuers. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time. If dividends received by the Portfolio are insufficient to cover expenses, redemptions or other Portfolio costs, it may be necessary for the Portfolio to sell Securities to cover such expenses, redemptions or other costs. Any such sales may result in capital gains or losses to you. See "

   Interest Rate Risk. Interest rate risk is the risk that the value of securities held by certain closed-end funds will fall if interest rates increase. The securities held by the closed-end funds typically fall in value when interest rates rise and rise in value when interest rates fall. The securities held by the closed-end funds with longer periods before maturity are often more sensitive to interest rate changes.

   Credit Risk. Credit risk is the risk that a borrower is unable to meet its obligation to pay principal or interest on a security held by a closed-end fund. This may reduce the level of dividends a closed-end fund pays which would reduce your income and could cause the value of your Units to fall.

   Closed-End Funds. The Portfolio invests in shares of closed-end funds. You should understand the section titled "Closed-End Funds" before you invest. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds are subject to various risks, including management's ability to meet the fund's investment objective, and to manage the fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change. The Portfolio and the underlying funds have operating expenses. You will bear not only your share of the Portfolio's expenses, but also the expenses of the underlying funds. By investing in other funds, the Portfolio incurs greater expenses than you would incur if you invested directly in the funds.

    High-Yield Security Risk. Some of the closed-end funds held by your Portfolio may invest in high-yield securities or unrated securities. High-yield, high risk securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. The value of these securities will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

    High-yield or "junk" securities, the generic names for securities rated below "BBB" by Standard & Poor's or "Baa" by Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Securities rated below BBB or Baa are considered speculative as these ratings indicate a quality of less than investment grade. Because high-yield securities are generally subordinated obligations and are perceived by investors to be riskier than higher rated securities, their prices tend to fluctuate more than higher rated securities and are affected by short-term credit developments to a greater degree.

    The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

   Convertible Securities Risk. Certain closed-end funds held by the Portfolio may invest in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of the common stock of the issuing company, particularly when the stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security than by the market price of the underlying common stock. Thus, it may not decline in price to the same extent as the underlying common stock, and convertible securities generally have less potential for gain or loss than common stocks. However, mandatory convertible securities (as discussed below) generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before that company's common stockholders. Consequently, an issuer's convertible securities generally entail less risk than its common stock. However, convertible securities fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and are typically unrated or rated lower than such debt obligations.

   Mandatory convertible securities are distinguished as a subset of convertible securities because the conversion is not optional and the conversion price at maturity is based solely upon the market price of the underlying common stock, which may be significantly less than par or the price (above or below par) paid. For these reasons, the risks associated with investing in mandatory convertible securities most closely resemble the risks inherent in common stocks. Mandatory convertible securities customarily pay a higher coupon yield to compensate for the potential risk of additional price volatility and loss upon conversion. Because the market price of a mandatory convertible security increasingly corresponds to the market price of its underlying common stock as the convertible security approaches its conversion date, there can be no assurance that the higher coupon will compensate for the potential loss.

   Option Risk. Certain closed-end funds held in the Portfolio may invest using a covered call option strategy or similar income-oriented investment strategies. You should understand the risks of these strategies before you invest. In employing a covered call strategy, a closed-end fund will generally write (sell) call options on a significant portion of the fund's managed assets. These call options will give the option holder the right, but not the obligation, to purchase a security from the fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the fund's investment strategy depends on the fund adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of options may require a fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the fund can realize on an investment, or may cause the fund to hold a security that it might otherwise sell. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. As the writer (seller) of a covered call option, a fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call option, but has retained the risk of loss should the price of the underlying security decline. The value of the options written (sold) by a fund, which will be marked-to-market on a daily basis, will be affected by changes in the value and dividend rates of the underlying securities, an increase in interest rates, changes in the actual or perceived volatility of securities markets and the underlying securities and the remaining time to the options' expiration. The value of the options may also be adversely affected if the market for the options becomes less liquid or smaller. An option is generally considered "covered" if a closed-end fund owns the security underlying the call option or has an absolute and immediate right to acquire that security without additional cash consideration (or, if required, liquid cash or other assets are segregated by the fund) upon conversion or exchange of other securities held by the fund. In certain cases, a call option may also be considered covered if a fund holds a call option on the same security as the call option written (sold) provided that certain conditions are met. By writing (selling) covered call options, a fund generally seeks to generate income, in the form of the premiums received for writing (selling) the call options. Investment income paid by a fund to its shareholders (such as the Portfolio) may be derived primarily from the premiums it receives from writing (selling) call options and, to a lesser extent, from the dividends and interest it receives from the equity securities or other investments held in the fund's portfolio and short-term gains thereon. Premiums from writing (selling) call options and dividends and interest payments made by the securities in a fund's portfolio can vary widely over time.

   Preferred Securities Risk. Certain closed-end funds held by the Portfolio may invest in preferred securities including preferred stocks, trust preferred securities or other similar securities.

   Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments.

   Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Distribution payments of the Portfolio preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, in some cases distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities prices fluctuate for several reasons including changes in investors' perception of the financial condition of an issuer or the general condition of the market for trust preferred securities, or when political or economic events affecting the issuers occur. Trust preferred securities are also sensitive to interest rate fluctuations, as the cost of capital rises and borrowing costs increase in a rising interest rate environment and the risk that a trust preferred security may be called for redemption in a falling interest rate environment. Trust preferred securities are also subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters. During any deferral period, investors are generally taxed as if they had received current income. In such a case, an investor will have income taxes due prior to receiving cash distributions to pay such taxes. In addition, the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments.

   Real Estate Investment Trusts. Certain closed-end funds held by the Portfolio may invest in securities issued by real estate investment trusts or other real estate-related investments. Many factors can have an adverse impact on the performance of a particular real estate investment trust or other real estate-related investments (a "REIT"), including its cash available for distribution, the credit quality of a particular REIT or the real estate industry generally. The success of REITs depends on various factors, including quality of property management, the occupancy and rent levels, appreciation of the underlying property and the ability to raise rents on those properties. Economic recession, overbuilding, tax law changes, environmental issues, higher interest rates or excessive speculation can all negatively impact REITs, their future earnings and share prices.

   Risks associated with the direct ownership of real estate include, among other factors,

     o    general U.S. and global as well as local economic conditions,

     o    decline in real estate values,

     o    possible lack of availability of mortgage funds,

     o    the financial health of tenants,

     o    overbuilding and increased competition for tenants,

     o    oversupply of properties for sale,

     o    changing demographics,

     o    changes in interest rates, tax rates and other operating expenses,

     o    changes in government regulations,

     o    changes in zoning laws,

     o the ability of the owner to provide adequate management, maintenance and insurance,

     o    faulty construction and the ongoing need for capital improvements,

     o    the cost of complying with the Americans with Disabilities Act,

     o regulatory and judicial requirements, including relating to liability for environmental hazards,

     o    natural or man-made disasters,

     o the ongoing financial strength and viability of government sponsored entities, such as Fannie Mae and Freddie Mac,

     o changes in the perception of prospective tenants of the safety, convenience and attractiveness of the properties changes in neighborhood values and buyer demand, and

     o the unavailability of construction financing or mortgage loans at rates acceptable to developers.

   Variations in rental income and space availability and vacancy rates in terms of supply and demand are additional factors affecting real estate generally and REITs in particular. Properties owned by a REIT may not be adequately insured against certain losses and may be subject to significant environmental liabilities, including remediation costs.

   You should also be aware that REITs may not be diversified and are subject to the risks of financing projects. The real estate industry may be cyclical, and, if a fund acquires REIT securities at or near the top of the cycle, there is increased risk of a decline in value of the REIT securities and therefore the value of the units. REITs are also subject to defaults by borrowers and the market's perception of the REIT industry generally.

   Because of their structure, and the legal requirement that they distribute at least 90% of their taxable income to shareholders annually, REITs require frequent amounts of new funding, through both borrowing money and issuing stock. Thus, REITs historically have frequently issued substantial amounts of new equity shares (or equivalents) to purchase or build new properties. This may have adversely affected REIT equity share market prices. Both existing and new share issuances may have an adverse effect on these prices in the future, especially when REITs continue to issue stock when real estate prices are relatively high and stock prices are relatively low.

   Senior Loans. Certain closed-end funds held by the Portfolio may invest in senior loans. Senior loans are issued by banks, other financial institutions and other investors to corporations, partnerships, limited liability companies and other entities to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings and, to a lesser extent, for general operating and other purposes. An investment by the closed-end funds in senior loans involves risk that the borrowers under senior loans may default on their obligations to pay principal or interest when due. Although senior loans may be secured by specific collateral, there can be no assurance that liquidation of collateral would satisfy the borrower's obligation in the event of non-payment or that such collateral could be readily liquidated. Senior loans are typically structured as floating rate instruments in which the interest rate payable on the obligation fluctuates with interest rate changes. As a result, the yield on closed-end funds investing in senior loans will generally decline in a falling interest rate environment and increase in a rising interest rate environment. Senior loans are generally below investment grade quality and may be unrated at the time of investment; are generally not registered with the Securities and Exchange Commission (the "SEC") or state securities commissions; and are generally not listed on any securities exchange. In addition, the amount of public information available on senior loans is generally less extensive than that available for other types of securities.

   Foreign Issuer Risk. Some of the underlying securities held by certain of the closed-end funds in the Portfolio may be issued by foreign issuers. This subjects the Portfolio to more risks than if it only invested in closed-end funds which invest solely in securities of domestic issuers. Risks of foreign issuers include restrictions on foreign investments and exchange of securities and inadequate financial information. Foreign securities may also be affected by market and political factors specific to the issuer's country as well as fluctuations in foreign currency exchange rates. Risks associated with investing in foreign securities may be more pronounced in emerging markets where the securities markets are substantially smaller, less developed, less liquid, less regulated, and more volatile than the securities markets of the U.S. and developed foreign markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

   Liquidity Risk. Liquidity risk is the risk that the value of a security will fall if trading in the security is limited or absent. No one can guarantee that a liquid trading market will exist for any security.

   No FDIC Guarantee. An investment in your Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CLOSED-END FUNDS
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    Closed-end funds are a type of investment company that holds an actively managed portfolio of securities. Closed-end funds issue shares in "closed-end" offerings which generally trade on a stock exchange (although some closed-end fund shares are not listed on a securities exchange). The funds in the Portfolio all are currently listed on a securities exchange. Since closed-end funds maintain a relatively fixed pool of investment capital, portfolio managers may be better able to adhere to their investment philosophies through greater flexibility and control. In addition, closed-end funds don't have to manage fund liquidity to meet potentially large redemptions.

    Closed-end funds are subject to various risks, including management's ability to meet the closed-end fund's investment objective, and to manage the closed-end fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change.

    Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

    The closed-end funds included in the Portfolio may employ the use of leverage in their portfolios through the issuance of preferred stock or other methods. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks. These risks may include the likelihood of increased volatility and the possibility that the closed-end fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises.

    Certain of the funds in the Portfolio may be classified as "non-diversified" under the Investment Company Act of 1940. These funds have the ability to invest a greater portion of their assets in securities of a single issuer which could reduce diversification.

    Only the Trustee may vote the shares of the closed-end funds held in the Portfolio. The Trustee will vote the shares in the same general proportion as shares held by other shareholders of each fund. Your Portfolio is generally required, however, to reject any offer for securities or other property in exchange for portfolio securities as described under "Portfolio Administration--Portfolio Administration".

PUBLIC OFFERING
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   General. Units are offered at the Public Offering Price which includes the net assets value per Unit plus organization costs plus the sales charge. The net asset value per Unit is the value of the securities, cash and other assets in your Portfolio reduced by the liabilities of the Portfolio divided by the total Units outstanding. The "Fee Table" in Prospectus Part I describes the sales charge in detail. The actual sales charge that may be paid by an investor may differ slightly from the sales charges shown herein due to rounding that occurs in the calculation of the Public Offering Price and in the number of Units purchased.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   Reducing Your Sales Charge. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees. Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, and, when permitted, dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession.

   Distribution Reinvestments. We do not charge any sales charge when you reinvest distributions from your Portfolio into additional Units of your Portfolio.

   Unit Price. The Public Offering Price of Units will vary from the amounts stated under "Essential Information" in Prospectus Part I in accordance with fluctuations in the prices of the underlying Securities in the Portfolio. The initial price of the Securities was determined by the Trustee. The Trustee will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. The Evaluation Time is the close of the New York Stock Exchange on each business day. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The Public Offering Price per Unit will be effective for all orders received prior to the Evaluation Time on each business day. Orders received by the Sponsor prior to the Evaluation Time and orders received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Sponsor by the time designated by the Sponsor, are priced based on the date of receipt. Orders received by the Sponsor after the Evaluation Time, and orders received by authorized financial professionals after the Evaluation Time or orders received by such persons that are not transmitted to the Sponsor until after the time designated by the Sponsor, are priced based on the date of the next determined Public Offering Price per Unit provided they are received timely by the Sponsor on such date. It is the responsibility of authorized financial professionals to transmit orders received by them to the Sponsor so they will be received in a timely manner.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Portfolio.

   Unit Distribution. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a regular concession or agency commission in connection with the distribution of Units equal to 80% of the sales charge applicable to the transaction.

   Except as provided in this section, any sales charge discount provided to investors will be borne by the selling broker-dealer or agent. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell Units of this Portfolio and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker-dealer firms and similar activities designed to promote the sale of the Portfolio and our other products. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. These arrangements will not change the price you pay for your Units.

   Sponsor Compensation. The Sponsor will receive the total sales charge applicable to each transaction. Except as provided under "Unit Distribution" above, any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to the Portfolio on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of Units held by the Sponsor for sale to the public. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   Market for Units. Although it is not obligated to do so, the Sponsor may maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any Units tendered for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
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   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
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   Distributions. With respect to a Portfolio taxed as a regulated investment company, dividends and interest, pro rated on an annual basis and net of expenses, and any net proceeds from the sale of Securities received by the Portfolio will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. With respect to a Portfolio taxed as a grantor trust, the Trustee will generally distribute the cash held in the Income and Capital Accounts of your Portfolio, net of expenses, on each Distribution Date to Unitholders of record on the preceding Record Date, provided that the total cash held for distribution equals at least 0.1% of your Portfolio's net asset value. These dates appear under "Essential Information" in Part One. In addition, certain Portfolios will generally make required distributions at the end of each year because they are structured as a "regulated investment company" for federal tax purposes. Unitholders will also receive a final distribution of income when the Portfolio terminates. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered).

   Dividends received by the Portfolio are credited to the Income Account of the Portfolio. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a Record Date and prior to the following Distribution Date will be held in the Capital Account and not distributed until the next Distribution Date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   The income distribution to the Unitholders as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to such portion of each Unitholder's pro rata share of the estimated net annual income distributions in the Income Account. Because income payments are not received by this Portfolio at a constant rate throughout the year, such distributions to Unitholders may be more or less than the amount credited to the Income Account as of the Record Date. For the purpose of minimizing fluctuation in the distributions from the Income Account, the Trustee is authorized to advance such amounts as may be necessary to provide income distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Income Account on the ensuing Record Date.

   Estimated Distributions. The estimated initial distribution and estimated net annual income per Unit may be shown under "Essential Information" in Prospectus
Part I. The estimate of the income a Portfolio may receive is based on the most recent ordinary quarterly dividends declared by an issuer, the most recent interim and final dividends declared for certain foreign issuers, or scheduled income payments (in all cases accounting for any applicable foreign withholding taxes). The actual net annual distributions are expected to decrease over time. Securities may also be sold to pay regular fees and expenses during a Portfolio's life. Dividend and income conventions for certain companies and/or certain countries differ from those typically used in the United States and in certain instances, dividends/income paid or declared over several years or other periods may be used to estimate annual distributions. The actual net annual income distributions you receive will vary from the estimated amount due to changes in a Portfolio's fees and expenses, in actual income received by a Portfolio, currency fluctuations and with changes in a Portfolio such as the acquisition, call, maturity or sale of Securities. Due to these and various other factors, actual income received by a Portfolio will most likely differ from the most recent dividends or scheduled income payments.

   Reinvestment Option. Unitholders may have distributions automatically reinvested in additional Units without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides) through two options. Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase a Reinvest CUSIP, if available. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash. Distributions will be taxable to Unitholders whether paid in cash or reinvested in additional Units. See "Taxation".

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a Distribution Date. The Sponsor shall have the right to suspend or terminate this reinvestment plan at any time. The reinvestment plan is subject to availability or limitation by each broker-dealer or selling firm. Broker-dealers may suspend or terminate the offering of a reinvestment plan at any time.

   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at Unit Investment Trust Division, 111 Sanders Creek Parkway, East Syracuse, New York 13057. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No later than the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Portfolio business day, the date of tender is deemed to be the next business day. Redemption requests received by the Trustee after the Evaluation Time, and redemption requests received by authorized financial professionals after the Evaluation Time or redemption requests received by such persons that are not transmitted to the Trustee until after the designated by the Trustee, are priced based on the date of the next determined redemption price provided they are received timely by the Trustee on such date. It is the responsibility of authorized financial professionals to transmit redemption requests received by them to the Trustee so they will be received in a timely manner. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Unitholders tendering 1,000 or more Units of the Portfolio (or such higher amount as may be required by your broker-dealer or selling agent) for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution of Securities during the five business days prior to the Portfolio's termination. The Portfolio generally does not offer in kind distributions of portfolio securities that are held in foreign markets. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of the Portfolio will be, and the diversity of the Portfolio may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Portfolio determined on the basis of (i) the cash on hand in the Portfolio, (ii) the value of the Securities in the Portfolio and (iii) dividends receivable on the Securities in the Portfolio trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Portfolio and (b) the accrued expenses of the Portfolio. For these purposes, the Trustee may determine the value of the Securities in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   Exchange Option. When you redeem Units of your Portfolio or when your Portfolio terminates, you may be able to exchange your Units for units of other Van Kampen unit trusts at a reduced sales charge. You should contact your financial professional for more information about trusts currently available for exchanges. Before you exchange Units, you should read the prospectus of the new trust carefully and understand the risks and fees. You should then discuss this option with your financial professional to determine whether your investment goals have changed, whether current trusts suit you and to discuss tax consequences. We may discontinue this option at any time.

   Units. Ownership of Units is evidenced in book-entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   Reports Provided. Unitholders will receive a statement of dividends and other amounts received by a Portfolio for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Portfolio distributions, Portfolio expenses, a list of the Securities and other Portfolio information. Unitholders may obtain evaluations of the Securities upon request to the Trustee. If you have questions regarding your account or your Portfolio, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

PORTFOLIO ADMINISTRATION
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   Portfolio Administration. The Portfolio is not a managed fund and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Portfolio based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Supervisor retention of the Security would be detrimental to the Portfolio. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept an offer if the Supervisor determines that the sale or exchange is in the best interest of Unitholders (only offers for cash if a Portfolio has not elected to be traded as a regulated investment company for tax purposes). The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Portfolio expenses or deferred sales charges. The Trustee must reject any offer for securities or property other than cash in exchange for the Securities. If securities or property are nonetheless acquired by the Portfolio, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Portfolio. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Portfolio to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next Distribution Date.

   The Trust Agreement requires the Trustee to vote all shares of the funds held in the Portfolio in the same manner and ratio on all proposals as the owners of such shares not held by the Portfolio.

   The Sponsor may direct the reinvestment of proceeds of the sale of Securities if the sale is the direct result of serious adverse credit factors which, in the opinion of the Sponsor, would make retention of the Securities detrimental to the Portfolio. In such a case, the Sponsor may, but is not obligated to, direct the reinvestment of sale proceeds in any other securities that meet the criteria for inclusion in the Portfolio on the Initial Date of Deposit. The Sponsor may also instruct the Trustee to take action necessary to ensure that certain Portfolios continue to satisfy the qualifications of a regulated investment company and to avoid imposition of tax on undistributed income of the Portfolio.

   When your Portfolio sells Securities, the composition and diversity of the Securities in the Portfolio may be altered. However, if the Trustee sells funds shares to redeem Units or to pay Portfolio expenses or sales charges, the Trustee will do so, as nearly as practicable, on a pro rata basis. In order to obtain the best price for the Portfolio, it may be necessary for the Supervisor to specify minimum amounts in which blocks of Securities are to be sold. In effecting purchases and sales of portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Portfolio, the Sponsor or dealers participating in the offering of Units.

   Pursuant to an exemptive order, the Portfolio may be permitted to sell Securities to a new trust when it terminates if those Securities are included in the new trust. The exemption may enable the Portfolio to eliminate commission costs on these transactions. The price for those securities will be the closing sale price on the sale date on the exchange where the Securities are principally traded, as certified by the Sponsor.

   Amendment of the Trust Agreement. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not materially adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   Termination. Your Portfolio will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Portfolio. Your Portfolio may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Portfolio is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000) (the "Minimum Termination Value"). Your Portfolio will be liquidated by the Trustee in the event that a sufficient number of Units of the Portfolio not yet sold are tendered for redemption by the Sponsor, so that the net worth of the Portfolio would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Portfolio. If your Portfolio is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Portfolio termination nine business days before, and no later than, the Mandatory Termination Date. Approximately forty-five days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities, provided that Unitholders may not request an in kind distribution of Securities within thirty days of the Portfolio's termination. Any in kind distribution of Securities will be made in the manner and subject to the restrictions described under "Rights of Unitholders--Redemption of Units". Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Portfolio expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of your Portfolio. See "Additional Information".

   Limitations on Liabilities. The Sponsor, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on the Portfolio which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Sponsor and Supervisor may rely on any evaluation furnished by the Trustee and have no responsibility for the accuracy thereof. Determinations by the Trustee shall be made in good faith upon the basis of the best information available to it.

   Sponsor. Van Kampen Funds Inc. is the Sponsor of the Portfolios. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $82 billion under management or supervision as of September 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that provides a wide range of investment banking, securities, investment management and wealth management services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities as well as providing investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of September 30, 2008, the total stockholders equity of Van Kampen Funds Inc. was $150,025,763 (unaudited).

   The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the SEC, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   Trustee. The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. If you have questions regarding your account or your Portfolio, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION - REGULATED INVESTMENT COMPANIES
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   This section summarizes some of the principal U.S. federal income tax consequences of owning Units of the Portfolio taxed as a regulated investment company as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, a tax-exempt entity, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review the assets to be deposited in the Portfolio.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

   Portfolio Status. The Portfolio intends to elect and to qualify annually as a "regulated investment company" under the federal tax laws. If the Portfolio qualifies as a regulated investment company and distributes its income as required by the tax law, the Portfolio generally will not pay federal income taxes.

   Distributions. Portfolio distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Portfolio's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, for individual Unitholders certain ordinary income distributions received from the Portfolio may be taxed at the capital gains tax rates for taxable years beginning before January 1, 2011. Certain ordinary income dividends on Units that are attributable to qualifying dividends received by the Portfolio from certain corporations may be designated by the Portfolio as being eligible for the dividends received deduction, which in turn may result in such deduction being passed through to a corporation that owns Units provided certain holding period requirements are met. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. In addition, the Portfolio may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Portfolio is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from your Portfolio that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   Sale or Redemption of Units. If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your adjusted tax basis in your Units from the amount you receive in the transaction. Your initial tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

   Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (zero for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Portfolio and sell your Units at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended (the "Code") treats certain capital gains as ordinary income in special situations.

   Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Portfolio may be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualified dividend income received by the Portfolio itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Portfolio will provide notice to its Unitholders of the amount of any distribution which may be taken into account as a dividend which is eligible for these capital gains tax rates.

   In Kind Distributions. Under certain circumstances, as described in this prospectus, you may receive an in kind distribution of Portfolio Assets when you redeem your Units. In general, this distribution will be treated as a sale for federal income tax purposes and you will recognize gain or loss, based on the value at that time of the securities and the amount of cash received. The Internal Revenue Service could however assert that a loss could not be currently deducted.

   Rollovers and Exchanges. If you elect to have your proceeds from your Portfolio rolled over into a future trust, it is considered a sale for federal income tax purposes and any gain on the sale will be treated as a capital gain, and, in general, any loss will be treated as a capital loss. However, any loss realized on a sale or exchange will be disallowed to the extent that Units disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Units or to the extent that the Unitholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Units acquired will be adjusted to reflect the disallowed loss.

   Deductibility of Portfolio Expenses. Generally, expenses incurred by your Portfolio will be deducted from the gross income received by your Portfolio and only your share of the Portfolio's net income will be paid to you and reported as taxable income to you. However, if the Units of your Portfolio are held by fewer than 500 Unitholders at any time during a taxable year, your Portfolio will generally not be able to deduct certain expenses from income, thus resulting in your reported share of the Portfolio's taxable income being increased by your share of those expenses, even though you do not receive a corresponding cash distribution. In this case you may be able to take a deduction for these expenses; however, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

   Foreign Tax Credit. If your Portfolio invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Portfolio paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Portfolio paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes if your Portfolio meets the requirements for passing through such deductions or credits to Unitholders.

TAXATION - GRANTOR TRUSTS
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   This section summarizes some of the principal U.S. federal income tax consequences of owning Units of a Portfolio. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, a tax-exempt entity, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be deposited in the Portfolio.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor. Assets of the Portfolio. The Portfolio is expected to hold shares (the "RIC Shares") in funds qualifying to be treated as regulated investment companies ("RICs") for federal income tax purposes.

   It is possible that the Portfolio will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by the Portfolio constitute the "Portfolio Assets". Neither our counsel nor we have analyzed the proper federal income tax treatment of the Portfolio Assets.

   Portfolio Status. If the Portfolio is at all times operated in accordance with the documents establishing the Portfolio and certain requirements of federal income tax law are met, the Portfolio will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Portfolio Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Portfolio Asset when such income would be considered to be received by you if you directly owned the Portfolio Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Portfolio Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Portfolio expenses.

   Your Tax Basis and Income or Loss upon Disposition. If your Portfolio disposes of Portfolio Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your adjusted tax basis in the related Portfolio Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Portfolio Asset by apportioning the cost of your Units, including sales charges, among the Portfolio Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, as discussed below).

   If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (zero for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000, with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended (the "Code"), however, treats certain capital gains as ordinary income in special situations.

   Dividends from RIC Shares. Unitholders of the Portfolio are treated as directly receiving dividends and distributions paid to the Portfolio by the Portfolio Assets. Some dividends on the RIC Shares may be designated as "capital gain dividends", generally taxable to you as long-term capital gains. Some dividends on the RIC Shares may qualify as "exempt interest dividends", which generally are excluded from your gross income for federal income tax purposes. Some or all of the exempt-interest dividends, if any, however may be taken into account in determining your alternative minimum tax, and may have other tax consequences (e.g., they may affect the amount of your social security benefits that are taxed). Other dividends on the RIC Shares will generally be taxable to you as ordinary income. For an individual who owns Units, certain ordinary income dividends from a RIC may qualify to be taxed at the same rates that currently apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Regulated investment companies are required to provide notice to their shareholders of the amount of any distribution that may be taken into account as a dividend that is eligible for the capital gains tax rates. If you hold a Unit for six months or less or if your Portfolio holds a RIC Share for six months or less, any loss incurred by you related to the disposition of such RIC Share will be disallowed to the extent of the exempt-interest dividends you received. To the extent, if any, it is not disallowed, it will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share. Distributions of income or capital gains declared on the RIC Shares in October, November or December but paid in January will be deemed to have been paid to you on December 31 of the year they are declared.

   Dividends Received Deduction. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to dividends received by the Portfolio, because the dividends received deduction is generally not available for dividends from RICs.

   In Kind Distributions. Under certain circumstances as described in this prospectus, you may request an in kind distribution of Portfolio Assets when you redeem your Units or at your Portfolio's termination. By electing to receive an in kind distribution, you will receive Portfolio Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Portfolio Assets in exchange for the identical amount of your pro rata portion of the same Portfolio Assets held by your Portfolio. However, if you also receive cash in exchange for a Portfolio Asset or a fractional portion of a Portfolio Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Portfolio Asset or fractional portion.

   Exchanges. If you elect to have your proceeds from your Portfolio rolled over into a future series of the Portfolio, it is considered a sale for federal income tax purposes and, in general, any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Portfolio for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Portfolio Assets under the wash sale provisions of the Code.

   Limitations on the Deductibility of Portfolio Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Portfolio's income, even if some of that income is used to pay Portfolio expenses. You may deduct your pro rata share of each expense paid by your Portfolio to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Portfolio as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

   Because some of the RICs may pay exempt-interest dividends, which are treated as tax-exempt interest for federal income tax purposes, you may not be able to deduct some of your share of the Portfolio expenses. In addition, you may not be able to deduct some of your interest expense for debt that you incur or continue to purchase or carry your Units.

   Foreign Tax Credit. If your Trust invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Trust paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Trust paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes if your Trust meets the requirements for passing through such deductions or credits to Unitholders.

   Foreign Investors. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or Portfolio), you may not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Portfolio or gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

   New York Tax Status. Under the existing income tax laws of the State and City of New York, your Portfolio will not be taxed as a corporation subject to the New York State franchise tax and New York City general corporation tax. You should consult your tax advisor regarding potential federal, foreign, state or local taxation with respect to your Units based on your individual circumstances.

   Investors should consult their advisors concerning the federal, state, local and foreign tax consequences of investing in the Portfolio.

PORTFOLIO OPERATING EXPENSES
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   General. The fees and expenses of your Portfolio will generally accrue on a daily basis. Portfolio operating fees and expenses are generally paid out of the Income Account to the extent funds are available, and then from the Capital Account. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   Trustee's Fee. For its services the Trustee will receive the fee from your Portfolio set forth in the "Fee Table" in Prospectus Part I (which includes the estimated amount of miscellaneous Portfolio expenses). The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to your Portfolio is expected to result from the use of these funds.

   Compensation of Sponsor and Supervisor. The Sponsor and the Supervisor will receive the annual fees for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Fee Table" in Prospectus
Part I. The fee paid to the Sponsor may exceed the actual costs of providing these services to your Portfolio but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year. The Supervisor's fee is charged as a percentage of average daily net asset value and accrues daily and is paid quarterly.

   Miscellaneous Expenses. The following additional charges are or may be incurred by your Portfolio: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Portfolio, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Portfolio and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Portfolio without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Portfolio, (i) any offering costs incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Portfolio. The Portfolio may pay the expenses of updating its registration statement each year. The Portfolio will pay a license fee to Cohen & Steers Capital Management, Inc. for the use of certain service marks.

   Fund Expenses. The Portfolio will also indirectly bear the expenses of the underlying funds. While the Portfolio will not pay these expenses directly out of its assets, these expenses are shown in the Portfolio's annual operating expenses in the "Fee Table" in Prospectus Part I to illustrate the impact of these expenses.

OTHER MATTERS
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   Legal Opinions. The legality of the Units offered hereby has been passed upon by Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York 10022, as counsel for the Sponsor. Dorsey & Whitney LLP has acted as counsel to the Trustee.

   Independent Registered Public Accounting Firm. The financial statements included in this prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
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   This prospectus does not contain all the information set forth in the registration statement filed by the Portfolio with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about the Portfolio. Information about your Portfolio (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You may obtain information about the Public Reference Room by calling 1-202-551-8090. Reports and other information about your Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.



TABLE OF CONTENTS
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        Title                                    Page

   The Portfolio...............................     2
   Objective and Securities Selection..........     2
   Risk Factors................................     4
   Closed-End Funds............................     8
   Public Offering.............................     9
   Retirement Accounts.........................    11
   Rights of Unitholders.......................    11
   Portfolio Administration....................    14
   Taxation - Regulated Investment Companies...    16
   Taxation - Grantor Trusts...................    17
   Portfolio Operating Expenses................    20
   Other Matters...............................    20
   Additional Information......................    20






                                   PROSPECTUS
                                    PART TWO



                              Cohen & Steers Master
                           Equity and Income Portfolio




Van Kampen
Investments






                           Strategic Closed-End Trust
                  (Senior Loan and Limited Duration Portfolio)



                               Prospectus Part Two

                       This prospectus contains two parts.

                     No one may use this Prospectus Part Two
                   unless accompanied by Prospectus Part One.

       You should read this prospectus and retain it for future reference.

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  The Securities and Exchange Commission has not approved or disapproved of the Trust units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.




Van Kampen
Investments




THE PORTFOLIO
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   The Portfolio was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Van Kampen Asset Management, as Supervisor, and The Bank of New York Mellon, as Trustee or their predecessors.

   The Portfolio offers investors the opportunity to purchase Units representing proportionate interests in a portfolio of shares of closed-end funds. The Portfolio may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Portfolio. Unless otherwise terminated as provided in the Trust Agreement, the Portfolio will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in the "Portfolio" in Prospectus Part I and any additional securities deposited into the Portfolio.

   Additional Units of the Portfolio may be issued at any time by depositing in the Portfolio (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by the Portfolio, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into the Portfolio following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Portfolio will pay the associated brokerage or acquisition fees. Purchases and sales of Securities by your Portfolio may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Portfolio termination and in the course of satisfying large Unit redemptions.

   Each Unit of the Portfolio initially offered represents an undivided interest in the Portfolio. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in the Portfolio represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Portfolio will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   The Portfolio consists of (a) the Securities (including contracts for the purchase thereof) listed under the "Portfolio" in Prospectus Part I as may continue to be held from time to time in the Portfolio, (b) any additional Securities acquired and held by the Portfolio pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVE AND SECURITIES SELECTION
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   The Portfolio seeks to provide high current income by investing in a portfolio primarily consisting of common stock of closed-end investment companies (known as "closed-end funds") that invest in senior corporate loans or other debt securities of limited duration. "Duration" is a measure of the sensitivity of a debt security's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a security for every 1 percent change in interest rates (i.e., a 5-year duration means the security should fall about 5 percent in value if interest rates rise by 1 percent, and vice versa). Higher durations signify greater price volatility. There is no assurance that the Portfolio will achieve its objective.

   The Sponsor does not manage the Portfolio. You should note that the Sponsor applied the selection criteria to the Securities for inclusion in the Portfolio prior to the Initial Date of Deposit. After the initial selection, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from the Portfolio. In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in the Portfolio, taken as a whole, which are represented by the Units.

RISK FACTORS
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   All investments involve risk. This section describes the main risks that can impact the value of the securities in your Portfolio or in the underlying funds. You should understand these risks before you invest. If the value of the securities falls, the value of your Units will also fall. We cannot guarantee that your Portfolio will achieve its objective or that your investment return will be positive over any period.

   Market Risk. Market risk is the risk that the value of the securities in your Portfolio or in the underlying funds will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security. Even though your Portfolio is supervised, you should remember that we do not manage your Portfolio. Your Portfolio will not sell a security solely because the market value falls as is possible in a managed fund.

   Interest Rate Risk. Interest rate risk is the risk that the value of securities held by a closed-end fund will fall if interest rates increase. The securities held by the closed-end funds typically fall in value when interest rates rise and rise in value when interest rates fall. The securities held by the closed-end funds with longer periods before maturity are often more sensitive to interest rate changes.

   Credit Risk. Credit risk is the risk that a borrower is unable to meet its obligation to pay principal or interest on a security held by a closed-end fund. This may reduce the level of dividends a closed-end fund pays which would reduce your income and could cause the value of your Units to fall.

   Closed-End Funds. The Portfolio invests in shares of closed-end funds. You should understand the section titled "Closed-End Funds" before you invest. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds are subject to various risks, including management's ability to meet the fund's investment objective, and to manage the fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change. The Portfolio and the underlying funds have operating expenses. You will bear not only your share of the Portfolio's expenses, but also the expenses of the underlying funds. By investing in other funds, the Portfolio incurs greater expenses than you would incur if you invested directly in the funds.

    Senior Loans. All of the closed-end funds held by your Portfolio may invest in senior loans. Senior loans are issued by banks, other financial institutions and other investors to corporations, partnerships, limited liability companies and other entities to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings and, to a lesser extent, for general operating and other purposes. Further information about senior loans appears in the following section entitled "Senior Loan Investments."

    An investment by the closed-end funds in senior loans involves risk that the borrowers under senior loans may default on their obligations to pay principal or interest when due. Although senior loans may be secured by specific collateral, there can be no assurance that liquidation of collateral would satisfy the borrower's obligation in the event of non-payment or that such collateral could be readily liquidated. Senior loans are typically structured as floating rate instruments in which the interest rate payable on the obligation fluctuates with interest rate changes. As a result, the yield on closed-end funds investing in senior loans will generally decline in a falling interest rate environment and increase in a rising interest rate environment. Senior loans are generally below investment grade quality and may be unrated at the time of investment; are generally not registered with the Securities and Exchange Commission ("SEC") or state securities commissions; and are generally not listed on any securities exchange. In addition, the amount of public information available on senior loans is generally less extensive than that available for other types of securities.

    High-Yield Security Risk. The closed-end funds held by your Portfolio may invest in high-yield securities or unrated securities. High-yield, high risk securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. The value of these securities will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

    High-yield or "junk" securities, the generic names for securities rated below "BBB" by Standard & Poor's or "Baa" by Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Securities rated below BBB or Baa are considered speculative as these ratings indicate a quality of less than investment grade. Because high-yield securities are generally subordinated obligations and are perceived by investors to be riskier than higher rated securities, their prices tend to fluctuate more than higher rated securities and are affected by short-term credit developments to a greater degree.

    The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

    Foreign Issuer Risk. Some of the underlying securities held by certain of the closed-end funds in the Portfolio may be issued by foreign issuers. This subjects the Portfolio to more risks than if it only invested in closed-end funds which invest solely in securities of domestic issuers. Risks of foreign issuers include restrictions on foreign investments and exchange of securities and inadequate financial information. Foreign securities may also be affected by market and political factors specific to the issuer's country as well as fluctuations in foreign currency exchange rates. Risks associated with investing in foreign securities may be more pronounced in emerging markets where the securities markets are substantially smaller, less developed, less liquid, less regulated, and more volatile than the securities markets of the U.S. and developed foreign markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

    Liquidity Risk. Liquidity risk is the risk that the value of a security will fall if trading in the security is limited or absent. No one can guarantee that a liquid trading market will exist for any security.

   No FDIC Guarantee. An investment in your Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SENIOR LOAN INVESTMENTS
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    The Portfolio mainly invests in closed-end funds that invest in secured senior loans to corporations, partnerships and other business entities. These loans are backed by a company's assets and have a senior position in a company's capital structure, ahead of other types of debt securities, as well as preferred and common stock. Additionally, the interest rates on senior loans generally float over published interest rate indices which can move up or down with market rate movements.

    Senior secured loans generally hold the most senior position in a borrower's capital structure and are typically backed by assets such as inventory, receivables, real estate property, buildings. These assets can also include intellectual property such as patents or trademarks, and even the stock of other companies or subsidiaries. In addition, while secured creditors generally receive greater protection in insolvency situations, there is no assurance that collateral will be sufficient to repay interest and/or principal in such situations.

    Secured senior loans have historically paid a higher rate of interest than most short-term investments. The underlying loan rates "float" above indices such as the prime rate offered by one or more major banks, the London Inter-Bank Offered Rate ("LIBOR"), or the certificate of deposit rate or other base lending rates used by commercial lenders. As a result, the interest rates realized by the closed-end funds held by the Portfolio will generally adjust up or down with changes in interest rates. Since secured senior loans generally have floating interest rates, they are typically not as sensitive as fixed-income investments to price fluctuations due to changes in interest rates. Of course, there is no guarantee that this will occur in the future.

CLOSED-END FUNDS
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    Closed-end funds are a type of investment company that hold an actively managed portfolio of securities. Closed-end funds issue shares in "closed-end" offerings which generally trade on a stock exchange (although some closed-end fund shares are not listed on a securities exchange). The funds in the Portfolio all are currently listed on a securities exchange. Since closed-end funds maintain a relatively fixed pool of investment capital, portfolio managers may be better able to adhere to their investment philosophies through greater flexibility and control. In addition, closed-end funds don't have to manage fund liquidity to meet potentially large redemptions.

    Closed-end funds are subject to various risks, including management's ability to meet the closed-end fund's investment objective, and to manage the closed-end fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change.

    Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

    The closed-end funds included in the Portfolio may employ the use of leverage in their portfolios through the issuance of preferred stock or other methods. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks. These risks may include the likelihood of increased volatility and the possibility that the closed-end fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises.

    Certain of the funds in the Portfolio may be classified as "non-diversified" under the Investment Company Act of 1940. These funds have the ability to invest a greater portion of their assets in securities of a single issuer which could reduce diversification.

    Only the Trustee may vote the shares of the closed-end funds held in the Portfolio. The Trustee will vote the shares in the same general proportion as shares held by other shareholders of each fund. Your Portfolio is generally required, however, to reject any offer for securities or other property in exchange for portfolio securities as described under "Portfolio Administration--Portfolio Administration."

PUBLIC OFFERING
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   General. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the sales charge, and cash, if any, in the Income and Capital Accounts. The "Fee Table" in Prospectus Part I describes the sales charges in detail. The actual sales charge that may be paid by an investor may differ slightly from the sales charges shown herein due to rounding that occurs in the calculation of the Public Offering Price and in the number of Units purchased.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   Reducing Your Sales Charge. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees. Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, and dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession. All employee discounts are subject to the policies of the related selling firm. Only employees, officers and directors of companies that allow their employees to participate in this employee discount program are eligible for the discounts.

   Distribution Reinvestments. We do not charge any sales charge when you reinvest distributions from your Portfolio into additional Units of your Portfolio.

   Unit Price. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Prospectus Part I in accordance with fluctuations in the prices of the underlying Securities in the Portfolio. The initial price of the Securities was determined by the Trustee. The Trustee will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. The Evaluation Time is the close of the New York Stock Exchange on each business day. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The Public Offering Price per Unit will be effective for all orders received prior to the Evaluation Time on each business day. Orders received by the Sponsor prior to the Evaluation Time and orders received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Sponsor by the time designated by the Sponsor, are priced based on the date of receipt. Orders received by the Sponsor after the Evaluation Time, and orders received by authorized financial professionals after the Evaluation Time or orders received by such persons that are not transmitted to the Sponsor until after the time designated by the Sponsor, are priced based on the date of the next determined Public Offering Price per Unit provided they are received timely by the Sponsor on such date. It is the responsibility of authorized financial professionals to transmit orders received by them to the Sponsor so they will be received in a timely manner.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Portfolio.

   Unit Distribution. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a regular concession or agency commission in connection with the distribution of Units equal to 80% of the sales charge applicable to the transaction.

   Except as provided in this section, any sales charge discount provided to investors will be borne by the selling broker-dealer or agent. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell Units of this Portfolio and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker-dealer firms and similar activities designed to promote the sale of the Portfolio(s) and our other products. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. These arrangements will not change the price you pay for your Units.

   Sponsor Compensation. The Sponsor will receive the total sales charge applicable to each transaction. Except as provided under "Unit Distribution" above, any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to the Portfolio on the Initial Date of Deposit as well as on subsequent deposits. The Supervisor, which is an affiliate of the Sponsor, acts as investment advisor to the Van Kampen Senior Income Trust, one of the Portfolio's underlying funds, and will receive compensation in this capacity. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities, except that an affiliate of the Sponsor served as an underwriter in the initial public offering of common stock of the Van Kampen Senior Income Trust. The Sponsor may realize profit or loss as a result of fluctuations in the market value of Units held by the Sponsor for sale to the public. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. The code of ethics is an exhibit to the registration statement filed with the SEC by the Portfolio.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   Market for Units. Although it is not obligated to do so, the Sponsor may maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any Units tendered for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
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   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
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   Distributions. With respect to a Portfolio taxed as a regulated investment company, dividends and interest, pro rated on an annual basis and net of expenses, and any net proceeds from the sale of Securities received by the Portfolio will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. With respect to a Portfolio taxed as a grantor trust, the Trustee will generally distribute the cash held in the Income and Capital Accounts of your Portfolio, net of expenses, on each Distribution Date to Unitholders of record on the preceding Record Date, provided that the total cash held for distribution equals at least 0.1% of your Portfolio's net asset value. These dates appear under "Essential Information" in Part One. In addition, certain Portfolios will generally make required distributions at the end of each year because they are structured as a "regulated investment company" for federal tax purposes. Unitholders will also receive a final distribution of income when the Portfolio terminates. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered).

   Dividends and interest received by the Portfolio are credited to the Income Account of the Portfolio. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a Record Date and prior to the following Distribution Date will be held in the Capital Account and not distributed until the next Distribution Date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   The income distribution to the Unitholders as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to such portion of each Unitholder's pro rata share of the estimated net annual income distributions in the Income Account. Because income payments are not received by the Portfolio at a constant rate throughout the year, such distributions to Unitholders may be more or less than the amount credited to the Income Account as of the Record Date. For the purpose of minimizing fluctuation in the distributions from the Income Account, the Trustee is authorized to advance such amounts as may be necessary to provide income distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Income Account on the ensuing Record Date.

   Reinvestment Option. Unitholders may have distributions automatically reinvested in additional Units without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides) through two options. Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase a Reinvest CUSIP, if available. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash. Distributions will be taxable to Unitholders if paid in cash or automatically reinvested in additional Units. See "Taxation."

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a Distribution Date. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate these reinvestment plans at any time. Each reinvestment plan is subject to availability or limitation by each broker-dealer or selling firm. Broker-dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information.

   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at Unit Investment Trust Division, 111 Sanders Creek Parkway, East Syracuse, New York 13057. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No later than the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Portfolio business day, the date of tender is deemed to be the next business day. Redemption requests received by the Trustee after the Evaluation Time, and redemption requests received by authorized financial professionals after the Evaluation Time or redemption requests received by such persons that are not transmitted to the Trustee until after the time designated by the Trustee, are priced based on the date of the next determined redemption price provided they are received timely by the Trustee on such date. It is the responsibility of authorized financial professionals to transmit redemption requests received by them to the Trustee so they will be received in a timely manner. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Unitholders tendering 1,000 or more Units of the Portfolio (or such higher amount as may be required by your broker-dealer or selling agent) for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution of Securities within thirty days of the Portfolio's termination. The Portfolio generally does not offer in kind distributions of portfolio securities that are held in foreign markets. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares. Notwithstanding the foregoing, if the Unitholder requesting an kind distribution is the Sponsor or an affiliated person of the Portfolio, the Trustee may make an in kind distribution to such Unitholder provided that no one with a pecuniary incentive to influence the in kind distribution may influence selection of the distributed securities, the distribution must consist of a pro rata distribution of all portfolio securities (with limited exceptions) and the in kind distribution may not favor such affiliated person to the detriment of any other Unitholder.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of the Portfolio will be, and the diversity of the Portfolio may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Portfolio determined on the basis of (i) the cash on hand in the Portfolio, (ii) the value of the Securities in the Portfolio and (iii) dividends receivable on the Securities in the Portfolio trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Portfolio and (b) the accrued expenses of the Portfolio. During the initial offering period, the redemption price and the secondary market repurchase price will not be reduced by estimated organization costs or the creation and development fee. For these purposes, the Trustee may determine the value of the Securities in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   Exchange Option. When you redeem Units of your Portfolio or when your Portfolio terminates, you may be able to exchange your Units for units of other Van Kampen unit trusts at a reduced sales charge. You should contact your financial professional for more information about trusts currently available for exchanges. Before you exchange Units, you should read the prospectus of the new trust carefully and understand the risks and fees. You should then discuss this option with your financial professional to determine whether your investment goals have changed, whether current trusts suit you and to discuss tax consequences. We may discontinue this option at any time.

   Units. Ownership of Units is evidenced in book-entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   Reports Provided. Unitholders will receive a statement of dividends and other amounts received by a Portfolio for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Portfolio distributions, Portfolio expenses, a list of the Securities and other Portfolio information. Unitholders may obtain evaluations of the Securities upon request to the Trustee. If you have questions regarding your account or your Portfolio, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

PORTFOLIO ADMINISTRATION
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   Portfolio Administration. The Portfolio is not a managed fund and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Portfolio based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Supervisor retention of the Security would be detrimental to the Portfolio. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept an offer if the Supervisor determines that the sale or exchange is in the best interest of Unitholders (only offers for cash if a Portfolio has not elected to be treated as a regulated investment company for tax purposes). The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Portfolio expenses or deferred sales charges. The Trustee must reject any offer for securities or property other than cash in exchange for the Securities. If securities or property are nonetheless acquired by the Portfolio, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Portfolio. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Portfolio to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next Distribution Date.

   The Sponsor may direct the reinvestment of proceeds of the sale of Securities if the sale is the direct result of serious adverse credit factors which, in the opinion of the Sponsor, would make retention of the Securities detrimental to a Portfolio. In such a case, the Sponsor may, but is not obligated to, direct the reinvestment of sale proceeds in any other securities that meet the criteria for inclusion in a Portfolio on the Initial Date of Deposit. With respect to a Portfolio structured as a regulated investment company, the Sponsor may also instruct the Trustee to take action necessary to ensure that the Portfolio continues to satisfy the qualifications of a regulated investment company and to avoid imposition of tax on undistributed income of the Portfolio.

   The Trust Agreement requires the Trustee to vote all shares of the funds held in the Portfolio in the same manner and ratio on all proposals as the owners of such shares not held by the Portfolio.

   When your Portfolio sells Securities, the composition and diversity of the Securities in the Portfolio may be altered. However, if the Trustee sells funds shares to redeem Units or to pay Portfolio expenses or sales charges, the Trustee will do so, as nearly as practicable, on a pro rata basis. In order to obtain the best price for the Portfolio, it may be necessary for the Supervisor to specify minimum amounts in which blocks of Securities are to be sold. In effecting purchases and sales of portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Portfolio, the Sponsor or dealers participating in the offering of Units.

   Pursuant to an exemptive order, the Portfolio may be permitted to sell Securities to a new trust when it terminates if those Securities are included in the new trust. The exemption may enable the Portfolio to eliminate commission costs on these transactions. The price for those securities will be the closing sale price on the sale date on the exchange where the Securities are principally traded, as certified by the Sponsor.

   Amendment of the Trust Agreement. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not materially adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   Termination. The Portfolio will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Portfolio. The Portfolio may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Portfolio is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Portfolio termination nine business days before, and no later than, the Mandatory Termination Date. Approximately forty-five days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities. You are qualified to elect an in kind distribution of Securities, provided that Unitholders may not request an in kind distribution of Securities within thirty days of the Portfolio's termination. Any in kind distribution of Securities will be made in the manner and subject to the restrictions described under "Rights of Unitholders--Redemption of Units". Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Portfolio expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Portfolio. See "Additional Information".

   Limitations on Liabilities. The Sponsor, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on the Portfolio which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Sponsor and Supervisor may rely on any evaluation furnished by the Trustee and have no responsibility for the accuracy thereof. Determinations by the Trustee shall be made in good faith upon the basis of the best information available to it.

   Sponsor. Van Kampen Funds Inc. is the Sponsor of the Portfolio. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $82 billion under management or supervision as of September 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities as well as providing, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of September 30, 2008, the total stockholder's equity of Van Kampen Funds Inc. was $150,025,763 (unaudited).

   The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the SEC, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   Trustee. The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 856-8487. If you have questions regarding your account or your Portfolio, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION - GRANTOR TRUSTS
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   This section summarizes some of the principal U.S. federal income tax consequences of owning Units of a Portfolio which is structured as a grantor trust for federal tax purposes. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, a tax-exempt entity, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be deposited in the Portfolio.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

   Assets of the Portfolio. The Portfolio is expected to hold shares (the "RIC Shares") in funds qualifying to be treated as regulated investment companies ("RICs") for federal income tax purposes.

   It is possible that the Portfolio will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by the Portfolio constitute the "Portfolio Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of the Portfolio Assets.

   Portfolio Status. If the Portfolio is at all times operated in accordance with the documents establishing the Portfolio and certain requirements of federal income tax law are met, the Portfolio will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Portfolio Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends, and capital gains, if any) from each Portfolio Asset when such income would be considered to be received by you if you directly owned the Portfolio Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Portfolio Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Portfolio expenses.

   Your Tax Basis and Income or Loss upon Disposition. If your Portfolio disposes of Portfolio Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your adjusted tax basis in the related Portfolio Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Portfolio Asset by apportioning the cost of your Units, including sales charges, among the Portfolio Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, as discussed below).

   If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (zero for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended (the "Code"), however, treats certain capital gains as ordinary income in special situations.

   Dividends from RIC Shares. Some dividends on the RIC Shares may be designated as "capital gain dividends," generally taxable to you as long-term capital gains. Other dividends on the RIC Shares will generally be taxable to you as ordinary income. For an individual who owns Units, certain ordinary income dividends from a RIC may qualify to be taxed at the same rates that currently apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Regulated investment companies are required to provide notice to their shareholders of the amount of any distribution that may be taken into account as a dividend that is eligible for the capital gains tax rates. If you hold a Unit for six months or less or if your Portfolio holds a RIC Share for six months or less, any loss incurred by you related to the disposition of such RIC Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share. Distributions of income or capital gains declared on the RIC Shares in October, November or December but paid in January will be deemed to have been paid to you on December 31 of the year they are declared.

   Dividends Received Deduction. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received by the Portfolio, because the dividends received deduction is generally not available for dividends from RICs. However, certain dividends on the RIC Shares that are attributable to dividends received by the RIC from certain domestic corporations may be designated by the RIC as being eligible for the dividends received deduction, which in turn may result in such deduction being passed through to a corporation that owns Units, provided that certain holding period requirements are met.

   In Kind Distributions. Under certain circumstances as described in this prospectus, you may request an in kind distribution of Portfolio Assets when you redeem your Units. By electing to receive an in kind distribution, you will receive Portfolio Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Portfolio Assets in exchange for the identical amount of your pro rata portion of the same Portfolio Assets held by your Portfolio. However, if you also receive cash in exchange for a Portfolio Asset or a fractional portion of a Portfolio Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Portfolio Asset or fractional portion.

   Exchanges. If you elect to have your proceeds from your Portfolio rolled over into a trust, it is considered a sale for federal income tax purposes and, in general, any gain on the sale will be treated as a capital gain, and, in general, any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Portfolio for units of the future trust will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Portfolio Assets under the wash sale provisions of the Code.

   Limitations on the Deductibility of Portfolio Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Portfolio's income, even if some of that income is used to pay Portfolio expenses. You may deduct your pro rata share of each expense paid by your Portfolio to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Portfolio as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

   Foreign Investors. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or Portfolio), you may not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Portfolio or gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

   Foreign Taxes. Under certain circumstances, a RIC may be eligible and may elect to pass through to its shareholders certain foreign taxes paid by the RIC. If the RIC is eligible and makes this election with respect to RIC Shares, you must include in your income for federal income tax purposes your portion of such taxes and you may be entitled to a credit or deduction for such taxes.

   New York Tax Status. Under the existing income tax laws of the State and City of New York, your Portfolio will not be taxed as a corporation subject to the New York state franchise tax and the New York City general corporation tax. You should consult your tax advisor regarding potential federal, foreign, state or local taxation with respect to your Units based on your individual circumstances.

TAXATION - REGULATED INVESTMENT COMPANIES
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   This section summarizes some of the principal U.S. federal income tax consequences of owning Units of the Portfolios as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, a tax-exempt entity, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be deposited in your Portfolio.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

   Portfolio Status. Your Portfolio intends to elect and to qualify annually as a "regulated investment company" under the federal tax laws. If your Portfolio qualifies as a regulated investment company and distributes its income as required by the tax law, the Portfolio generally will not pay federal income taxes.

   Distributions. Portfolio distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Portfolio's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, for individual Unitholders certain ordinary income distributions received from your Portfolio may be taxed at the capital gains tax rates for taxable years beginning before January 1, 2011. Certain ordinary income dividends on Units that are attributable to qualifying dividends received by your Portfolio from certain corporations may be designated by the Portfolio as being eligible for the dividends received deduction for corporate Unitholders, provided certain holding period requirements are met. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. In addition, your Portfolio may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Portfolio is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from your Portfolio that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   Sale or Redemption of Units. If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your adjusted tax basis in your Units from the amount you receive in the transaction. Your initial tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

   Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (zero for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Portfolio and sell your Units at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

   In certain circumstances, ordinary income dividends received by an individual shareholder from a regulated investment company such as your Portfolio may be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualified dividend income received by the Portfolio itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Your Portfolio will provide notice to its Unitholders of the amount of any distribution which may be taken into account as qualified dividend income which is eligible for these capital gains tax rates.

   In Kind Distributions. Under certain circumstances, as described in this prospectus, you may receive an in kind distribution of Portfolio Assets when you redeem your Units. In general, this distribution will be treated as a sale for federal income tax purposes and you will recognize gain or loss, based on the value at that time of the securities and the amount of cash received. The Internal Revenue Service could however assert that a loss could not be currently deducted.

   Rollovers and Exchanges. If you elect to have your proceeds from your Portfolio rolled over into a future trust, it is considered a sale for federal income tax purposes and any gain on the sale will be treated as a capital gain, and, in general, any loss will be treated as a capital loss. However, any loss realized on a sale or exchange will be disallowed to the extent that Units disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Units or to the extent that the Unitholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Units acquired will be adjusted to reflect the disallowed loss.

   Deductibility of Portfolio Expenses. Generally, expenses incurred by your Portfolio will be deducted from the gross income received by your Portfolio and only your share of the Portfolio's net income will be paid to you and reported as taxable income to you. However, if the Units of your Portfolio are held by fewer than 500 Unitholders at any time during a taxable year, your Portfolio will generally not be able to deduct certain expenses from income, thus resulting in your reported share of the Portfolio's taxable income being increased by your share of those expenses, even though you do not receive a corresponding cash distribution. In this case you may be able to take a deduction for these expenses; however, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

   Foreign Investors. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Portfolio will be characterized as dividends for federal income tax purposes (other than dividends which the Portfolio designates as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions described below. However distributions received by a foreign investor from the Portfolio that are properly designated by the trust as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Portfolio makes certain elections and certain other conditions are met.

   Foreign Tax Credit. If your Portfolio invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Portfolio paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Portfolio paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes if your Portfolio meets the requirements for passing through such deductions or credits to Unitholders.

   Investors should consult their tax advisors concerning the federal, state, local and foreign tax consequences of investing in the Portfolio.

PORTFOLIO OPERATING EXPENSES
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   General. The fees and expenses of your Portfolio will generally accrue on a daily basis. Portfolio operating fees and expenses are generally paid out of the Income Account to the extent funds are available, and then from the Capital Account. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   Trustee's Fee. For its services the Trustee will receive the fee from your Portfolio set forth in the "Fee Table" in Prospectus Part I (which includes the estimated amount of miscellaneous Portfolio expenses). The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to your Portfolio is expected to result from the use of these funds.

   Compensation of Sponsor and Supervisor. The Sponsor and the Supervisor, which is an affiliate of the Sponsor, will receive the annual fees for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Fee Table" in Prospectus Part I. These fees may exceed the actual costs of providing these services to your Portfolio but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.

   Miscellaneous Expenses. The following additional charges are or may be incurred by your Portfolio: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Portfolio, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Portfolio and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Portfolio without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Portfolio, (i) any offering costs incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Portfolio. The Portfolio may pay the expenses of updating its registration statement each year.

   Fund Expenses. The Portfolio will also indirectly bear the expenses of the underlying funds. While the Portfolio will not pay these expenses directly out of its assets, these expenses are shown in the Portfolio's annual operating expenses in the "Fee Table" in Prospectus Part I to illustrate the impact of these expenses.

OTHER MATTERS
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   Legal Opinions. The legality of the Units offered hereby has been passed upon by Paul, Hastings, Janofsky & Walker LLP. Dorsey & Whitney LLP has acted as counsel to the Trustee.

   Independent Registered Public Accounting Firm. The financial statements included in this prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
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   This prospectus does not contain all the information set forth in the registration statement filed by the Portfolio with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about the Portfolio. Information about your Portfolio (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You may obtain information about the Public Reference Room by calling 1-202-551-8090. Reports and other information about your Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.



TABLE OF CONTENTS
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        Title                                    Page
        -----                                    ----

   The Portfolio...............................     2
   Objective and Securities Selection..........     2
   Risk Factors................................     3
   Senior Loan Investments.....................     4
   Closed-End Funds............................     5
   Public Offering.............................     5
   Retirement Accounts.........................     7
   Rights of Unitholders.......................     7
   Portfolio Administration....................    10
   Taxation - Grantor Trusts...................    12
   Taxation - Regulated Investment Companies...    14
   Portfolio Operating Expenses................    16
   Other Matters...............................    16
   Additional Information......................    17





                                   PROSPECTUS
                                    PART TWO



                           Strategic Closed-End Trust
                            (Senior Loan and Limited
                               Duration Portfolio)






Van Kampen
Investments








                     Cohen & Steers Master Income Portfolio


                               Prospectus Part Two


                       This prospectus contains two parts.


                 No one may use this Prospectus Part Two unless
                      accompanied by Prospectus Part One.

       You should read this prospectus and retain it for future reference.

--------------------------------------------------------------------------------

  The Securities and Exchange Commission has not approved or disapproved of the Trust units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.




Van Kampen
Investments






THE PORTFOLIO
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   The Portfolio was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Cohen & Steers Capital Management, Inc., as Supervisor, and The Bank of New York Mellon, as Trustee or their predecessors.

   The Portfolio offers investors the opportunity to purchase Units representing proportionate interests in a portfolio of shares of closed-end funds. The Portfolio may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Portfolio. Unless otherwise terminated as provided in the Trust Agreement, the Portfolio will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in the "Portfolio" in Prospectus Part I and any additional securities deposited into the Portfolio.

   Additional Units of the Portfolio may be issued at any time by depositing in the Portfolio (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by the Portfolio, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into the Portfolio following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Portfolio will pay the associated brokerage or acquisition fees. Purchases and sales of Securities by your Portfolio may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Portfolio termination and in the course of satisfying large Unit redemptions.

   Each Unit of your Portfolio initially offered represents an undivided interest in the Portfolio. At the close of the New York Stock Exchange on the Initial Date of Deposit, the number of Units may be adjusted so that the Public Offering Price per Unit equals $10. The number of Units, fractional interest of each Unit in your Portfolio and the estimated distributions per Unit will increase or decrease to the extent of any adjustment. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in your Portfolio represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in your Portfolio will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   The Portfolio consists of (a) the Securities (including contracts for the purchase thereof) listed under the "Portfolio" in Prospectus Part I as may continue to be held from time to time in the Portfolio, (b) any additional Securities acquired and held by the Portfolio pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVE AND SECURITIES SELECTION
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   The Portfolio seeks high current income. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as "closed-end funds") selected by Cohen & Steers Capital Management, Inc. These closed-end funds generally seek to invest in income-producing securities or strategies, such as preferred securities, convertible bonds, real estate investment trusts (REITs), high yield securities, emerging markets bonds, corporate bonds, covered call option strategies and other income-oriented strategies.

   In selecting funds for the Portfolio, Cohen & Steers sought to select funds with strong fundamentals, well-known advisors with experience managing the asset class and diversification of sector and asset class. In addition, in selecting funds for the Portfolio, Cohen & Steers sought to select funds with daily trading volumes generally greater than $1 million per day and funds with market capitalization generally greater than $300 million. There can be no guarantee that a particular fund in the Portfolio will satisfy the criteria set forth above.

   Cohen & Steers believes that there is a compelling investment opportunity in the secondary market for closed-end funds. Cohen & Steers believes that five primary factors support this investment case, including:

     o Rising Demand for Dividend Income - Cohen & Steers believes that the potential for rising demand for dividend income exists due to the aging of America, lower tax rates, the inflation protection that may be offered by rising dividends, and the low return environment. Of course, there can be no assurance that the Portfolio or the underlying funds will provide income in the future.

     o Growth in the Number and Types of Closed-End Fund New Issues - Since 2001, the closed-end fund market has grown by over $90 billion, to a total size in excess of $200 billion. There are now over 600 listed closed-end funds. Underlying asset classes have expanded to include significant volumes of funds focused on categories such as preferred securities, REITs, convertible bonds, high yield securities, limited duration bonds and equity dividend-focused funds.

     o Lack of Research and Institutional Capital - Historically, activity in the closed-end fund market has been dominated by individual investors, with only a handful of professional investors and institutional sources of capital. Due to a variety of historical factors, institutional participation in the closed-end fund market currently remains low.

     o Need for Professional Selection - Many investors and financial advisors do not have the time or resources to assess dividend quality, leverage, net asset value risk, and historical market valuation to net asset value of closed end funds.

     o Discounts to Net Asset Value - Current discounts to net asset value in many funds and sectors may offer a timely opportunity to acquire attractive funds with income potential at a discount to their intrinsic value.

   The Portfolio Consultant. Founded in 1986, Cohen & Steers Capital Management Inc. is a manager of high income equity portfolios specializing in U.S. REITs, global real estate securities, preferred securities, utilities, value equity securities and other high dividend paying common stocks. As of December 31, 2008, Cohen & Steers Capital Management Inc. had $15.1 billion in assets under management. Cohen & Steers manages separate account portfolios for institutional investors, including some of the world's largest pension funds and endowments. In addition, the firm manages open- and closed-end mutual funds for both retail and institutional investors. Cohen & Steers is among the largest REIT managers in the U.S. and employs a significant research and trading staff. Many investors have come to view Cohen & Steers as an important source for income-oriented investment products. Cohen & Steers also acts as Supervisor of the Portfolio. As described above, Cohen & Steers advises other clients such as investment companies and other accounts. Many of these client accounts are "managed" accounts. The Portfolio is not a managed fund and will generally not sell or replace Securities. There is no assurance that the Portfolio will achieve its objective.

   The Portfolio Consultant is not an affiliate of the Sponsor. The Sponsor did not select the Securities for the Portfolio. The Portfolio Consultant may use the list of Securities in its independent capacity as an investment adviser and distributes this information to various individuals and entities. The Portfolio Consultant may recommend or effect transactions in the Securities. This may have an adverse effect on the prices of the Securities. This also may have an impact on the price the Portfolio pay for the Securities and the price received upon Unit redemptions or Portfolio termination. The Portfolio Consultant may act as agent or principal in connection with the purchase and sale of securities, including the Securities. The Portfolio Consultant also issues reports and makes recommendations on the Securities. The Portfolio Consultant's research department may receive compensation based on commissions generated by research and/or sales of Units.

   Neither the Portfolio Consultant nor the Sponsor manage the Portfolio. You should note that the Portfolio Consultant applied the selection criteria to the Securities for inclusion in the Portfolio prior to the Initial Date of Deposit. After this time, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from the Portfolio. In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in the Portfolio, taken as a whole, which are represented by the Units.

RISK FACTORS
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   All investments involve risk. This section describes the main risks that can impact the value of the securities in your Portfolio or in the underlying funds. You should understand these risks before you invest. If the value of the securities falls, the value of your Units will also fall. We cannot guarantee that your Portfolio will achieve its objective or that your investment return will be positive over any period.

   Market Risk. Market risk is the risk that the value of the securities in your Portfolio or in the underlying funds will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security. Even though your Portfolio is supervised, you should remember that we do not manage your Portfolio. Your Portfolio will not sell a security solely because the market value falls as is possible in a managed fund.

   Interest Rate Risk. Interest rate risk is the risk that the value of securities held by certain closed-end funds will fall if interest rates increase. The securities held by the closed-end funds typically fall in value when interest rates rise and rise in value when interest rates fall. The securities held by the closed-end funds with longer periods before maturity are often more sensitive to interest rate changes.

   Credit Risk. Credit risk is the risk that a borrower is unable to meet its obligation to pay principal or interest on a security held by a closed-end fund. This may reduce the level of dividends a closed-end fund pays which would reduce your income and could cause the value of your Units to fall.

   Closed-End Funds. The Portfolio invests in shares of closed-end funds. You should understand the section titled "Closed-End Funds" before you invest. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds are subject to various risks, including management's ability to meet the fund's investment objective, and to manage the fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change. The Portfolio and the underlying funds have operating expenses. You will bear not only your share of the Portfolio's expenses, but also the expenses of the underlying funds. By investing in other funds, the Portfolio incurs greater expenses than you would incur if you invested directly in the funds.

   High-Yield Security Risk. Some of the closed-end funds held by your Portfolio may invest in high-yield securities or unrated securities. High-yield, high risk securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. The value of these securities will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

   High-yield or "junk" securities, the generic names for securities rated below "BBB" by Standard & Poor's or "Baa" by Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Securities rated below BBB or Baa are considered speculative as these ratings indicate a quality of less than investment grade. Because high-yield securities are generally subordinated obligations and are perceived by investors to be riskier than higher rated securities, their prices tend to fluctuate more than higher rated securities and are affected by short-term credit developments to a greater degree.

   The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

   Foreign Issuer Risk. Some of the underlying securities held by certain of the closed-end funds in the Portfolio may be issued by foreign issuers. This subjects the Portfolio to more risks than if it only invested in closed-end funds which invest solely in securities of domestic issuers. Risks of foreign issuers include restrictions on foreign investments and exchange of securities and inadequate financial information. Foreign securities may also be affected by market and political factors specific to the issuer's country as well as fluctuations in foreign currency exchange rates. Risks associated with investing in foreign securities may be more pronounced in emerging markets where the securities markets are substantially smaller, less developed, less liquid, less regulated, and more volatile than the securities markets of the U.S. and developed foreign markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

   Liquidity Risk. Liquidity risk is the risk that the value of a security will fall if trading in the security is limited or absent. No one can guarantee that a liquid trading market will exist for any security.

   No FDIC Guarantee. An investment in your Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CLOSED-END FUNDS
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   Closed-end funds are a type of investment company that holds an actively managed portfolio of securities. Closed-end funds issue shares in "closed-end" offerings which generally trade on a stock exchange (although some closed-end fund shares are not listed on a securities exchange). The funds in the Portfolio all are currently listed on a securities exchange. Since closed-end funds maintain a relatively fixed pool of investment capital, portfolio managers may be better able to adhere to their investment philosophies through greater flexibility and control. In addition, closed-end funds don't have to manage fund liquidity to meet potentially large redemptions.

   Closed-end funds are subject to various risks, including management's ability to meet the closed-end fund's investment objective, and to manage the closed-end fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change.

   Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

   The closed-end funds included in the Portfolio may employ the use of leverage in their portfolios through the issuance of preferred stock or other methods. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks. These risks may include the likelihood of increased volatility and the possibility that the closed-end fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises.

   Certain of the funds in the Portfolio may be classified as "non-diversified" under the Investment Company Act of 1940. These funds have the ability to invest a greater portion of their assets in securities of a single issuer which could reduce diversification.

   Only the Trustee may vote the shares of the closed-end funds held in the Portfolio. The Trustee will vote the shares in the same general proportion as shares held by other shareholders of each fund. Your Portfolio is generally required, however, to reject any offer for securities or other property in exchange for portfolio securities as described under "Portfolio Administration--Portfolio Administration".

PUBLIC OFFERING
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   General. Units are offered at the Public Offering Price which includes the net assets value per Unit plus organization costs plus the sales charge. The net asset value per Unit is the value of the securities, cash and other assets in your Portfolio reduced by the liabilities of the Portfolio divided by the total Units outstanding. The "Fee Table" in Prospectus Part I describes the sales charge in detail. The actual sales charge that may be paid by an investor may differ slightly from the sales charges shown herein due to rounding that occurs in the calculation of the Public Offering Price and in the number of Units purchased.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   Reducing Your Sales Charge. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees. Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, and dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession. Only employees, officers and directors of companies that allow their employees to participate in this employee discount program are eligible for the discounts.

   Distribution Reinvestments. We do not charge any sales charge when you reinvest distributions from your Portfolio into additional Units of your Portfolio.

   Unit Price. The Public Offering Price of Units will vary from the amounts stated under "Essential Information" in Prospectus Part I in accordance with fluctuations in the prices of the underlying Securities in the Portfolio. The initial price of the Securities was determined by the Trustee. The Trustee will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. The Evaluation Time is the close of the New York Stock Exchange on each business day. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The Public Offering Price per Unit will be effective for all orders received prior to the Evaluation Time on each business day. Orders received by the Sponsor prior to the Evaluation Time and orders received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Sponsor by the time designated by the Sponsor, are priced based on the date of receipt. Orders received by the Sponsor after the Evaluation Time, and orders received by authorized financial professionals after the Evaluation Time or orders received by such persons that are not transmitted to the Sponsor until after the time designated by the Sponsor, are priced based on the date of the next determined Public Offering Price per Unit provided they are received timely by the Sponsor on such date. It is the responsibility of authorized financial professionals to transmit orders received by them to the Sponsor so they will be received in a timely manner.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Portfolio.

   Unit Distribution. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a regular concession or agency commission in connection with the distribution of Units equal to 80% of the sales charge applicable to the transaction.

   Except as provided in this section, any sales charge discount provided to investors will be borne by the selling broker-dealer or agent. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell Units of this Portfolio and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker-dealer firms and similar activities designed to promote the sale of the Portfolio and our other products. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. These arrangements will not change the price you pay for your Units.

   Sponsor Compensation. The Sponsor will receive the total sales charge applicable to each transaction. Except as provided under "Unit Distribution" above, any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to the Portfolio on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of Units held by the Sponsor for sale to the public. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   Market for Units. Although it is not obligated to do so, the Sponsor may maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any Units tendered for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
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   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
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   Distributions. With respect to a Portfolio which is structured as a regulated investment company for federal tax purposes, dividends and interest, pro rated on an annual basis and net of expenses, and any net proceeds from the sale of Securities received by the Portfolio will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. With respect to a Portfolio structured as a grantor trust for federal income tax purposes, the Trustee will generally distribute the cash held in the Income and Capital Accounts of your Portfolio, net of expenses, on each Distribution Date to Unitholders of record on the preceding Record Date, provided that the total cash held for distribution equals at least 0.1% of your Portfolio's net asset value. These dates appear under "Essential Information" in Prospectus Part I. In addition, a Portfolio will generally make required distributions at the end of each year if it is structured as a "regulated investment company" for federal tax purposes. Unitholders will also receive a final distribution of dividends when their Portfolio terminates. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units.

   Dividends received by the Portfolio are credited to the Income Account of the Portfolio. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a Record Date and prior to the following Distribution Date will be held in the Capital Account and not distributed until the next Distribution Date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   The income distribution to the Unitholders as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to such portion of each Unitholder's pro rata share of the estimated net annual income distributions in the Income Account. Because income payments are not received by this Portfolio at a constant rate throughout the year, such distributions to Unitholders may be more or less than the amount credited to the Income Account as of the Record Date. For the purpose of minimizing fluctuation in the distributions from the Income Account, the Trustee is authorized to advance such amounts as may be necessary to provide income distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Income Account on the ensuing Record Date.

   Estimated Distributions. The estimated initial distribution and estimated net annual income per Unit may be shown under "Essential Information" in Prospectus
Part I. The estimate of the income a Portfolio may receive is based on the most recent ordinary quarterly dividends declared by an issuer, the most recent interim and final dividends declared for certain foreign issuers, or scheduled income payments (in all cases accounting for any applicable foreign withholding taxes). The actual net annual distributions are expected to decrease over time. Securities may also be sold to pay regular fees and expenses during a Portfolio's life. Dividend and income conventions for certain companies and/or certain countries differ from those typically used in the United States and in certain instances, dividends/income paid or declared over several years or other periods may be used to estimate annual distributions. The actual net annual income distributions you receive will vary from the estimated amount due to changes in a Portfolio's fees and expenses, in actual income received by a Portfolio, currency fluctuations and with changes in a Portfolio such as the acquisition, call, maturity or sale of Securities. Due to these and various other factors, actual income received by a Portfolio will most likely differ from the most recent dividends or scheduled income payments.

   Reinvestment Option. Unitholders may have distributions automatically reinvested in additional Units without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides) through two options. Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase a Reinvest CUSIP, if available. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. The reinvestment option is not offered during the 30 days prior to termination. If Units are unavailable for reinvestment or this reinvestment option is no longer available, distributions will be paid in cash. Distributions will be taxable to Unitholders whether paid in cash or reinvested in additional Units.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a Distribution Date. The Sponsor shall have the right to suspend or terminate the reinvestment plan at any time. The reinvestment plan is subject to availability or limitation by each broker-dealer or selling firm. Broker-dealers may suspend or terminate the offering of a reinvestment plan at any time.

   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at Unit Investment Trust Division, 111 Sanders Creek Parkway, East Syracuse, New York 13057. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No later than the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Portfolio business day, the date of tender is deemed to be the next business day. Redemption requests received by the Trustee after the Evaluation Time, and redemption requests received by authorized financial professionals after the Evaluation Time or redemption requests received by such persons that are not transmitted to the Trustee until after the designated by the Trustee, are priced based on the date of the next determined redemption price provided they are received timely by the Trustee on such date. It is the responsibility of authorized financial professionals to transmit redemption requests received by them to the Trustee so they will be received in a timely manner. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Unitholders tendering 1,000 or more Units of the Portfolio (or such higher amount as may be required by your broker-dealer or selling agent) for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution of Securities within thirty days of the Portfolio's termination. The Portfolio generally does not offer in kind distributions of portfolio securities that are held in foreign markets. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of the Portfolio will be, and the diversity of the Portfolio may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Portfolio determined on the basis of (i) the cash on hand in the Portfolio, (ii) the value of the Securities in the Portfolio and (iii) dividends receivable on the Securities in the Portfolio trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Portfolio and (b) the accrued expenses of the Portfolio. For these purposes, the Trustee may determine the value of the Securities in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commision (the "SEC") determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   Exchange Option. When you redeem Units of your Portfolio or when your Portfolio terminates, you may be able to exchange your Units for units of other Van Kampen unit trusts at a reduced sales charge. You should contact your financial professional for more information about trusts currently available for exchanges. Before you exchange Units, you should read the prospectus of the new trust carefully and understand the risks and fees. You should then discuss this option with your financial professional to determine whether your investment goals have changed, whether current trusts suit you and to discuss tax consequences. We may discontinue this option at any time.

   Units. Ownership of Units is evidenced in book-entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   Reports Provided. Unitholders will receive a statement of dividends and other amounts received by a Portfolio for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Portfolio distributions, Portfolio expenses, a list of the Securities and other Portfolio information. Unitholders may obtain evaluations of the Securities upon request to the Trustee. If you have questions regarding your account or your Portfolio, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

PORTFOLIO ADMINISTRATION
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   Portfolio Administration. The Portfolio is not a managed fund and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Portfolio based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Supervisor retention of the Security would be detrimental to the Portfolio. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept an offer if the Supervisor determines that the sale or exchange is in the best interest of Unitholders (only offers for cash if the Portfolio has not elected to be treated as a regulated investment company for federal tax purposes. The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Portfolio expenses or deferred sales charges. The Trustee must reject any offer for securities or property other than cash in exchange for the Securities. If securities or property are nonetheless acquired by the Portfolio, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Portfolio. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Portfolio to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next Distribution Date.

   The Sponsor may direct the reinvestment of proceeds of the sale of Securities if the sale is the direct result of serious adverse credit factors which, in the opinion of the Sponsor, would make retention of the Securities detrimental to a Portfolio. In such a case, the Sponsor may, but is not obligated to, direct the reinvestment of sale proceeds in any other securities that meet the criteria for inclusion in a Portfolio on the Initial Date of Deposit. With respect to a Portfolio structured as a regulated investment company, the Sponsor may also instruct the Trustee to take action necessary to ensure that the Portfolio continues to satisfy the qualifications of a regulated investment company and to avoid imposition of tax on undistributed income of the Portfolio.

   The Trust Agreement requires the Trustee to vote all shares of the funds held in the Portfolio in the same manner and ratio on all proposals as the owners of such shares not held by the Portfolio.

   When your Portfolio sells Securities, the composition and diversity of the Securities in the Portfolio may be altered. However, if the Trustee sells funds shares to redeem Units or to pay Portfolio expenses or sales charges, the Trustee will do so, as nearly as practicable, on a pro rata basis. In order to obtain the best price for the Portfolio, it may be necessary for the Supervisor to specify minimum amounts in which blocks of Securities are to be sold. In effecting purchases and sales of portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Portfolio, the Sponsor or dealers participating in the offering of Units.

   Pursuant to an exemptive order, the Portfolio may be permitted to sell Securities to a new trust when it terminates if those Securities are included in the new trust. The exemption may enable the Portfolio to eliminate commission costs on these transactions. The price for those securities will be the closing sale price on the sale date on the exchange where the Securities are principally traded, as certified by the Sponsor.

   Amendment of the Trust Agreement. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not materially adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   Termination. The Portfolio will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Portfolio. The Portfolio may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Portfolio is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Portfolio termination nine business days before, and no later than, the Mandatory Termination Date. Approximately forty-five days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities. Any in kind distribution of Securities at termination will be made in the manner and subject to the restrictions described under "Rights of Unitholders--Redemption of Units". Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Portfolio expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Portfolio. See "Additional Information".

   Limitations on Liabilities. The Sponsor, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on the Portfolio which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Sponsor and Supervisor may rely on any evaluation furnished by the Trustee and have no responsibility for the accuracy thereof. Determinations by the Trustee shall be made in good faith upon the basis of the best information available to it.

   Sponsor. Van Kampen Funds Inc. is the Sponsor of the Portfolio. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that services more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $82 billion under management or supervision as of September 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that provides a wide range of investment banking securities, investment management and wealth management services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities as well as providing investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of September 30, 2008, the total stockholders' equity of Van Kampen Funds Inc. was $150,025,763 (unaudited).

   The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the SEC, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   Trustee. The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 856-8487. If you have questions regarding your account or your Portfolio, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION - GRANTOR TRUSTS
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   Federal Tax Matters. This section summarizes some of the principal U.S. federal income tax consequences of owning Units of a Portfolio structured as a grantor trust for federal tax purposes. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, a tax-exempt entity, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be deposited in the Portfolio.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor. Assets of the Portfolio. The Portfolio is expected to hold shares (the "RIC Shares") in funds qualifying to be treated as regulated investment companies ("RICs") for federal income tax purposes. It is possible that the Portfolio will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by the Portfolio constitute the "Portfolio Assets". Neither our counsel nor we have analyzed the proper federal income tax treatment of the Portfolio Assets.

   Portfolio Status. If the Portfolio is at all times operated in accordance with the documents establishing the Portfolio and certain requirements of federal income tax law are met, the Portfolio will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Portfolio Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Portfolio Asset when such income would be considered to be received by you if you directly owned the Portfolio Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Portfolio Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Portfolio expenses.

   Your Tax Basis and Income or Loss upon Disposition. If your Portfolio disposes of Portfolio Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your adjusted tax basis in the related Portfolio Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Portfolio Asset by apportioning the cost of your Units, including sales charges, among the Portfolio Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, as discussed below).

   If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (zero for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended (the"Code"), however, treats certain capital gains as ordinary income in special situations.

   Dividends from RIC Shares. Some dividends on the RIC Shares may be designated as "capital gain dividends", generally taxable to you as long-term capital gains. Some dividends on the RIC Shares may qualify as "exempt interest dividends", which generally are excluded from your gross income for federal income tax purposes. Some or all of the exempt-interest dividends, however may be taken into account in determining your alternative minimum tax, and may have other tax consequences (e.g., they may affect the amount of your social security benefits that are taxed). Other dividends on the RIC Shares will generally be taxable to you as ordinary income. For an individual who owns Units, certain ordinary income dividends from a RIC may qualify to be taxed at the same rates that currently apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Regulated investment companies are required to provide notice to their shareholders of the amount of any distribution that may be taken into account as a dividend that is eligible for the capital gains tax rates. If you hold a Unit for six months or less or if your Portfolio holds a RIC Share for six months or less, any loss incurred by you related to the disposition of such RIC Share will be disallowed to the extent of the exempt-interest dividends you received. To the extent, if any, it is not disallowed, it will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share. Distributions of income or capital gains declared on the RIC Shares in October, November or December but paid in January will be deemed to have been paid to you on December 31 of the year they are declared.

   Dividends Received Deduction. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to dividends received by the Portfolio, because the dividends received deduction is generally not available for dividends from RICs.

   In Kind Distributions. Under certain circumstances as described in this prospectus, you may request an in kind distribution of Portfolio Assets when you redeem your Units. By electing to receive an in kind distribution, you will receive Portfolio Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Portfolio Assets in exchange for the identical amount of your pro rata portion of the same Portfolio Assets held by your Portfolio. However, if you also receive cash in exchange for a Portfolio Asset or a fractional portion of a Portfolio Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Portfolio Asset or fractional portion.

   Exchanges. If you elect to have your proceeds from your Portfolio rolled over into a future series of the Portfolio, it is considered a sale for federal income tax purposes and any gain on the sale will be treated as a capital gain, and, in general, any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Portfolio for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Portfolio Assets under the wash sale provisions of the Code.

   Limitations on the Deductibility of Portfolio Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Portfolio's income, even if some of that income is used to pay Portfolio expenses. You may deduct your pro rata share of each expense paid by your Portfolio to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Portfolio as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

   Because some of the RICs may pay exempt-interest dividends, which are treated as tax-exempt interest for federal income tax purposes, you may not be able to deduct some of your share of the Portfolio expenses. In addition, you may not be able to deduct some of your interest expense for debt that you incur or continue to purchase or carry your Units.

   Foreign Taxes. Distributions by your Portfolio that are treated as U.S. source income (e.g., dividends received on stocks of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by nonresident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty.

   Foreign Investors. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or Portfolio), you may not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Portfolio or gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

   New York Tax Status. Under the existing income tax laws of the State and City of New York, your Portfolio will not be taxed as a corporation subject to the New York state franchise tax and New York City general corporation tax. You should consult your tax advisor regarding potential federal foreign, state or local taxation with respect to your Units based on your individual circumstances.

TAXATION - REGULATED INVESTMENT COMPANIES
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   This section summarizes some of the principal U.S. federal income tax consequences of owning Units of the Portfolios. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, a tax-exempt entity, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be deposited in the Portfolios.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

   Portfolio Status. Your Portfolio intends to elect and qualify annually as a "regulated investment company" under the federal tax laws. If your Portfolio qualifies as a regulated investment company and distributes its income as required by the tax law, the Portfolio generally will not pay federal income taxes.

   Distributions. Portfolio distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Portfolio's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, for individual Unitholders certain ordinary income distributions received from your Portfolio may be taxed at the capital gains tax rates for taxable years beginning before January 1, 2011. Certain ordinary income dividends on Units that are attributable to qualifying dividends received by your Portfolio from certain corporations may be designated by the Portfolio as being eligible for the dividends received deduction for corporate Unitholders provided certain holding period requirements are met. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. In addition, your Portfolio may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Portfolio is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from your Portfolio that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   Sale or Redemption of Units. If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your adjusted tax basis in your Units from the amount you receive in the transaction. Your initial tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

   Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (zero for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Portfolio and sell your Units at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

   In certain circumstances, ordinary income dividends received by an individual shareholder from a regulated investment company such as your Portfolio may be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualified dividend income received by the Portfolio itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Your Portfolio will provide notice to its Unitholders of the amount of any distribution which may be taken into account as qualified dividend income which is eligible for these capital gains tax rates.

   In Kind Distributions. Under certain circumstances, as described in this prospectus, you may receive an in kind distribution of Portfolio Assets when you redeem your Units. In general, this distribution will be treated as a sale for federal income tax purposes and you will recognize gain or loss, based on the value at that time of the securities and the amount of cash received. The Internal Revenue Service could however assert that a loss could not be currently deducted.

   Rollovers and Exchanges. If you elect to have your proceeds from your Portfolio rolled over into a future trust, it is considered a sale for federal income tax purposes and any gain on the sale will be treated as a capital gain, and, in general, any loss will be treated as a capital loss. However, any loss realized on a sale or exchange will be disallowed to the extent that Units disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Units or to the extent that the Unitholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Units acquired will be adjusted to reflect the disallowed loss.

   Deductibility of Portfolio Expenses. Generally, expenses incurred by your Portfolio will be deducted from the gross income received by your Portfolio and only your share of the Portfolio's net income will be paid to you and reported as taxable income to you. However, if the Units of your Portfolio are held by fewer than 500 Unitholders at any time during a taxable year, your Portfolio will generally not be able to deduct certain expenses from income, thus resulting in your reported share of the Portfolio's taxable income being increased by your share of those expenses, even though you do not receive a corresponding cash distribution. In this case you may be able to take a deduction for these expenses; however, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

   Foreign Tax Credit. If your Portfolio invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Portfolio paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Portfolio paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes if your Portfolio meets the requirements for passing through such deductions or credits to Unitholders.

   Investors should consult their advisors concerning the federal, state, local and foreign tax consequences of investing in the Portfolio.

PORTFOLIO OPERATING EXPENSES
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   General. The fees and expenses of your Portfolio will generally accrue on a daily basis. Portfolio operating fees and expenses are generally paid out of the Income Account to the extent funds are available, and then from the Capital Account. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   Trustee's Fee. For its services the Trustee will receive the fee from your Portfolio set forth in the "Fee Table" in Prospectus Part I (which includes the estimated amount of miscellaneous Portfolio expenses). The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to your Portfolio is expected to result from the use of these funds.

   Compensation of Sponsor and Supervisor. The Sponsor and the Supervisor will receive the annual fees for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Fee Table" in Prospectus
Part I. The fee paid to the Sponsor may exceed the actual costs of providing these services to your Portfolio but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year. The Supervisor's fee is charged as a percentage of average daily net asset value and accrues daily and is paid quarterly.

   Miscellaneous Expenses. The following additional charges are or may be incurred by your Portfolio: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Portfolio, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Portfolio and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Portfolio without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Portfolio, (i) any offering costs incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Portfolio. The Portfolio may pay the expenses of updating its registration statement each year. The Portfolio will pay a license fee to Cohen & Steers Capital Management, Inc. for the use of certain service marks.

   Fund Expenses. The Portfolio will also indirectly bear the expenses of the underlying funds. While the Portfolio will not pay these expenses directly out of its assets, these expenses are shown in the Portfolio's annual operating expenses in the "Fee Table" in Prospectus Part I to illustrate the impact of these expenses.

OTHER MATTERS
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   Legal Opinions. The legality of the Units offered hereby has been passed upon by Paul, Hastings, Janofsky & Walker LLP. Dorsey & Whitney LLP has acted as counsel to the Trustee.

   Independent Registered Public Accounting Firm. The financial statements included in this prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
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   This prospectus does not contain all the information set forth in the registration statement filed by the Portfolio with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about the Portfolio. Information about your Portfolio (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You may obtain information about the Public Reference Room by calling 1-202-551-8090. Reports and other information about your Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.



TABLE OF CONTENTS
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        Title                                    Page

   The Portfolio...............................     2
   Objective and Securities Selection..........     2
   Risk Factors................................     4
   Closed-End Funds............................     5
   Public Offering.............................     5
   Retirement Accounts.........................     7
   Rights of Unitholders.......................     7
   Portfolio Administration....................    10
   Taxation - Grantor Trusts...................    12
   Taxation - Regulated Investment Companies...    14
   Portfolio Operating Expenses................    16
   Other Matters...............................    17
   Additional Information......................    17





                                   PROSPECTUS
                                    PART TWO

                                 Cohen & Steers
                             Master Income Portfolio





Van Kampen
Investments









       Cohen & Steers Master Municipal Income Portfolio - National Series

      Cohen & Steers Master Municipal Income Portfolio - California Series

       Cohen & Steers Master Municipal Income Portfolio - New York Series








                               Prospectus Part Two

                       This prospectus contains two parts.

                     No one may use this Prospectus Part Two
                   unless accompanied by Prospectus Part One.

      You should read this prospectus and retain it for future reference.

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  The Securities and Exchange Commission has not approved or disapproved of the Trust units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.





Van Kampen
Investments




THE PORTFOLIO
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   The Portfolios were created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Cohen & Steers Capital Management, Inc., as Supervisor, and The Bank of New York Mellon, as Trustee.

   The Portfolios offer investors the opportunity to purchase Units representing proportionate interests in a portfolio of shares of closed-end funds. A Portfolio may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   The Sponsor intends to qualify Units for sale in a number of states, provided that Units of the California Series may be purchased only by residents of California and Units of the New York Series may be purchased by residents of New York, Connecticut, Florida and New Jersey.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Portfolios. Unless otherwise terminated as provided in the Trust Agreement, the Portfolios will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in each "Portfolio" in Part One and any additional securities deposited into each Portfolio.

   Additional Units of a Portfolio may be issued at any time by depositing in the Portfolio (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by a Portfolio, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into a Portfolio following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Portfolio will pay the associated brokerage or acquisition fees. Purchases and sales of Securities by your Portfolio may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Portfolio termination and in the course of satisfying large Unit redemptions.

   Each Unit of your Portfolio initially offered represents an undivided interest in the Portfolio. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in your Portfolio represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in your Portfolio will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   Each Portfolio consists of (a) the Securities (including contracts for the purchase thereof) listed under the related "Portfolio" in Part One as may continue to be held from time to time in the Portfolio, (b) any additional Securities acquired and held by the Portfolio pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVE AND SECURITIES SELECTION
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   The Cohen & Steers Master Municipal Income Portfolio - National Series seeks to provide income exempt from federal income tax. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as "closed-end funds") selected by Cohen & Steers Capital Management, Inc. (the "Portfolio Consultant"). These closed-end funds generally seek to invest in tax-exempt municipal bonds. Income may be subject to the alternative minimum tax and state and local taxes.

   The Portfolio Consultant sought to construct a well-diversified portfolio of leveraged closed-end funds that have strong fundamentals and are sponsored by well-regarded managers in this asset class. Cohen & Steers believes that the large number of national and single state municipal closed-end funds - there are nearly 300 funds at this time - contribute to secondary market inefficiencies in this sector. In selecting funds for the Portfolio, the Portfolio Consultant generally considered only funds with a ten-day average daily trading volume greater than $400,000 and a market capitalization greater than $300,000,000 at the time of selection. In general, after screening out funds that did not meet the above criteria, Cohen & Steers then applied a proprietary selection methodology for including Funds in the Portfolio. The Cohen & Steers proprietary methodology evaluates a series of factors, including, but not limited to, the following factors:

     o   Current dividend yield;

     o   Share price premium/discount to net asset value;

     o   Amount and type of leverage in the capital structure;

     o Portfolio sensitivity to interest rate changes - theoretical and actual historical;

     o Use and percentage amount of interest rate swaps and other interest rate hedging strategies;

     o   Estimate of fund earnings power;

     o   Embedded dividend payment cushion;

     o   Expense ratios;

     o   Historical track record; and

     o   History with regard to dividend changes.

   After evaluating each of the screened funds, the Portfolio Consultant uses its proprietary valuation model to score each fund. The Cohen & Steers Closed-End Fund Investment Committee reviews the results of the screening process to select funds for inclusion in the Portfolio. Funds advised by the Sponsor, the Portfolio Consultant and their affiliates were excluded from consideration for the Portfolio in an effort to maintain independence in the portfolio selection process.

   The Cohen & Steers Master Municipal Income Portfolio - California Series seeks to provide income exempt from federal and California income tax. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as "closed-end funds") selected by Cohen & Steers Capital Management, Inc. (the "Portfolio Consultant"). These closed-end funds generally seek to invest in tax-exempt municipal bonds issued primarily by California issuers. Income may be subject to the alternative minimum tax and a portion of the income could be derived from non-California bonds and be taxable to California residents.

   The Portfolio Consultant sought to construct a well-diversified portfolio of leveraged closed-end funds that have strong fundamentals and are sponsored by well-regarded managers in this asset class. Cohen & Steers believes that the large number of national and single state municipal closed-end funds - there are nearly 300 funds at this time - contribute to secondary market inefficiencies in this sector. In selecting funds for the Portfolio, the Portfolio Consultant generally considered only funds with a ten-day average daily trading volume greater than $200,000 and a market capitalization greater than $75,000,000 at the time of selection. In general, after screening out funds that did not meet the above criteria, Cohen & Steers then applied a proprietary selection methodology for including Funds in the Portfolio. The Cohen & Steers proprietary methodology evaluates a series of factors, including, but not limited to, the following factors:

     o   Current dividend yield;

     o   Share price premium/discount to net asset value;

     o   Amount and type of leverage in the capital structure;

     o Portfolio sensitivity to interest rate changes - theoretical and actual historical;

     o Use and percentage amount of interest rate swaps and other interest rate hedging strategies;

     o   Estimate of fund earnings power;

     o   Embedded dividend payment cushion;

     o   Expense ratios;

     o   Historical track record; and

     o   History with regard to dividend changes.

   After evaluating each of the screened funds, the Portfolio Consultant uses its proprietary valuation model to score each fund. The Cohen & Steers Closed-End Fund Investment Committee reviews the results of the screening process to select funds for inclusion in the Portfolio. Funds advised by the Sponsor, the Portfolio Consultant and their affiliates were excluded from consideration for the Portfolio in an effort to maintain independence in the portfolio selection process.

   The Cohen & Steers Master Municipal Income Portfolio - New York Series seeks to provide income exempt from federal and New York income tax. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as "closed-end funds") selected by Cohen & Steers Capital Management, Inc. (the "Portfolio Consultant"). These closed-end funds generally seek to invest in tax-exempt municipal bonds issued primarily by New York issuers. Income may be subject to the alternative minimum tax and a portion of the income could be derived from non-New York bonds and be taxable to New York residents.

   The Portfolio Consultant sought to construct a well-diversified portfolio of leveraged closed-end funds that have strong fundamentals and are sponsored by well-regarded managers in this asset class. Cohen & Steers believes that the large number of national and single state municipal closed-end funds - there are nearly 300 funds at this time - contribute to secondary market inefficiencies in this sector. In selecting funds for the Portfolio, the Portfolio Consultant generally considered only funds with a ten-day average daily trading volume greater than $100,000 and a market capitalization greater than $75,000,000 at the time of selection. In general, after screening out funds that did not meet the above criteria, Cohen & Steers then applied a proprietary selection methodology for including Funds in the Portfolio. The Cohen & Steers proprietary methodology evaluates a series of factors, including, but not limited to, the following factors:

     o   Current dividend yield;

     o   Share price premium/discount to net asset value;

     o   Amount and type of leverage in the capital structure;

     o Portfolio sensitivity to interest rate changes - theoretical and actual historical;

     o Use and percentage amount of interest rate swaps and other interest rate hedging strategies;

     o   Estimate of fund earnings power;

     o   Embedded dividend payment cushion;

     o   Expense ratios;

     o   Historical track record; and

     o   History with regard to dividend changes.

   After evaluating each of the screened funds, the Portfolio Consultant uses its proprietary valuation model to score each fund. The Cohen & Steers Closed-End Fund Investment Committee reviews the results of the screening process to select funds for inclusion in the Portfolio. Funds advised by the Sponsor, the Portfolio Consultant and their affiliates were excluded from consideration for the Portfolio in an effort to maintain independence in the portfolio selection process.

   The Portfolio Consultant is not an affiliate of the Sponsor. The Sponsor did not select the Securities for the Portfolios. The Portfolio Consultant may use the list of Securities in its independent capacity as an investment adviser and distributes this information to various individuals and entities. The Portfolio Consultant may recommend or effect transactions in the Securities. This may have an adverse effect on the prices of the Securities. This also may have an impact on the price a Portfolio pays for the Securities and the price received upon Unit redemptions or Portfolio termination. The Portfolio Consultant may act as agent or principal in connection with the purchase and sale of securities, including the Securities. The Portfolio Consultant also issues reports and makes recommendations on the Securities. The Portfolio Consultant's research department may receive compensation based on commissions generated by research and/or sales of Units.

   Neither the Portfolio Consultant nor the Sponsor manage the Portfolios. You should note that the Portfolio Consultant applied the selection criteria to the Securities for inclusion in the Portfolios prior to the Initial Date of Deposit. After this time, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from a Portfolio. In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in a Portfolio, taken as a whole, which are represented by the Units.

   The Portfolio Consultant. Founded in 1986, Cohen & Steers Capital Management Inc. is a manager of high income equity portfolios specializing in U.S. REITs, global real estate securities, preferred securities, utilities, value equity securities and other high dividend paying common stocks. As of December 31, 2008, Cohen & Steers Capital Management Inc. had $15.1 billion in assets under management. Cohen & Steers manages separate account portfolios for institutional investors, including some of the world's largest pension funds and endowments. In addition, the firm manages open- and closed-end mutual funds for both retail and institutional investors. Cohen & Steers is among the largest REIT managers in the U.S. and employs a significant research and trading staff. Many investors have come to view Cohen & Steers as an important source for income-oriented investment products. Cohen & Steers also acts as Supervisor of the Portfolios. As described above, Cohen & Steers advises other clients such as investment companies and other accounts. Many of these client accounts are "managed" accounts. The Portfolios are not managed funds and will generally not sell or replace Securities. Please refer to the preceding discussion of Cohen & Steers' activities regarding the advisory accounts of its other clients and the effect these activities may have on the Securities in the Portfolios.

RISK FACTORS
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   All investments involve risk. This section describes the main risks that can impact the value of the securities in your Portfolio or in the underlying funds. You should understand these risks before you invest. If the value of the securities falls, the value of your Units will also fall. We cannot guarantee that your Portfolio will achieve its objective or that your investment return will be positive over any period.

   Market Risk. Market risk is the risk that the value of the securities in your Portfolio or in the underlying funds will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security. Even though your Portfolio is supervised, you should remember that we do not manage your Portfolio. Your Portfolio will not sell a security solely because the market value falls as is possible in a managed fund.

   Interest Rate Risk. Interest rate risk is the risk that the value of securities held by certain closed-end funds will fall if interest rates increase. The securities held by the closed-end funds typically fall in value when interest rates rise and rise in value when interest rates fall. The securities held by the closed-end funds with longer periods before maturity are often more sensitive to interest rate changes.

   Credit Risk. Credit risk is the risk that a borrower is unable to meet its obligation to pay principal or interest on a security held by a closed-end fund. This may reduce the level of dividends a closed-end fund pays which would reduce your income and could cause the value of your Units to fall.

   Closed-End Funds. The Portfolios invest in shares of closed-end funds. You should understand the section titled "Closed-End Funds" before you invest. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds are subject to various risks, including management's ability to meet the fund's investment objective, and to manage the fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change. The Portfolios and the underlying funds have operating expenses. You will bear not only your share of your Portfolio's expenses, but also the expenses of the underlying funds. By investing in other funds, a Portfolio incurs greater expenses than you would incur if you invested directly in the funds.

   Municipal Bond Risks. Each of the closed-end funds held by the Portfolios invests in tax-exempt municipal bonds. Municipal bonds are debt obligations issued by states or by political subdivisions or authorities of states. Municipal bonds are typically designated as general obligation bonds, which are general obligations of a governmental entity that are backed by the taxing power of such entity, or revenue bonds, which are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. Municipal bonds are long-term fixed rate debt obligations that generally decline in value with increases in interest rates, when an issuer's financial condition worsens or when the rating on a bond is decreased. Many municipal bonds may be called or redeemed prior to their stated maturity, an event which is more likely to occur when interest rates fall. In such an occurrence, a closed-end fund may not be able to reinvest the money it receives in other bonds that have as high a yield or as long a maturity.

   Many municipal bonds are subject to continuing requirements as to the actual use of the bond proceeds or manner of operation of the project financed from bond proceeds that may affect the exemption of interest on such bonds from federal income taxation. The market for municipal bonds is generally less liquid than for other securities and therefore the price of municipal bonds may be more volatile and subject to greater price fluctuations than securities with greater liquidity. In addition, an issuer's ability to make income distributions generally depends on several factors including the financial condition of the issuer and general economic conditions. Any of these factors may negatively impact the price of municipal bonds held by a closed-end fund and would therefore impact the price of both the fund shares and the Units.

   The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal income tax and, for state-specific funds, from regular income tax of the applicable state. Notwithstanding the foregoing, certain income from a fund may not qualify as tax-exempt income and could be subject to federal, state or local tax. In addition, income from the funds may be subject to the alternative minimum tax and may have other tax consequences (e.g., they may affect the amount of social security benefits that are taxed). Capital gains and capital gain dividends, if any, will be subject to tax.

   California Risks. Because the California Series invests substantially all of its total assets in California municipal securities, the Portfolio is more susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities than an investment which does not limit its investments to such issuers. These risks include possible legislative, state constitutional or regulatory amendments that may affect the ability of state and local governments or regional governmental authorities to raise money to pay principal and interest on their municipal securities. Economic, fiscal and budgetary conditions throughout the state may also influence the Portfolio's performance. The Sponsor is unable to predict what impact these issues may have on the value of your Units or the obligations included in the Portfolio. California state and local government obligations may be adversely affected by political and economic conditions and developments within the State of California and the nation as a whole. As of March 2009, the dramatic downturn in the economy following the rapid decline of the housing, credit and financial markets in 2007 and 2008 and the efforts by the State and federal governments to stabilize the economy continue to dominate the news of both California and the nation. Because California had a disproportionate share of jobs and related economic activities associated with these hard-hit markets, it has been particularly affected by their dislocation and economic losses. Reduced home prices and increased mortgage rates have led to record mortgage delinquencies and home foreclosures in this State, and home prices are predicted to decrease even further before the housing markets stabilize. In addition, the State's weakened economy, reduced tax revenues and limited access to credit markets resulted in a liquidity crisis and a projected General Fund deficit of $41.6 billion prior to the series of corrective budget measures adopted by the State in February 2009. Fiscal and policy analysts in California have projected that the negative economic outlook for the State will continue through 2009 before beginning a modest recovery in 2010, but emphasize that current market volatility makes any projection highly uncertain. Although revenue obligations of the State of California or its political subdivisions may be payable from a specific project or source, there can be no assurance that future economic difficulties and the resulting impact on State and local government finances will not adversely affect the market value of the portfolio of the California Series or the ability of the respective obligors to make timely payments of principal and interest on such obligations.

   The value of California municipal instruments may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal income tax rates, the supply of tax-exempt bonds, the credit quality and rating of the issues and perceptions with respect to the level of interest rates. There can be no assurance that there will not be a further decline in economic conditions or that particular California municipal securities in the portfolio of the California Series will not be adversely affected by any such changes.

   As of March 2009, all outstanding general obligation bonds of the State are rated "A" by Standard and Poor's, "A" by Fitch and "A2" by Moody's. Further information concerning California risk factors may be obtained upon request to the Sponsor as described in "Additional Information" appearing in Prospectus
Part II.

   New York Risks. Because the New York Series invests in funds that invest primarily in New York municipal securities, the Portfolio is more susceptible to political, economic, regulatory or other factors affecting New York municipal securities than an investment which does not limit its investments to such issuers. The financial condition of the State of New York is affected by various national, economic, social and environmental policies and conditions. Additionally, constitutional and statutory limitations imposed on the State and its local governments concerning taxes, bond indebtedness and other matters may constrain the revenue-generating capacity of the State and its local governments and, therefore, the ability of the issuers of the bonds to satisfy their obligations. Historically, the State has been one of the wealthiest states in the nation; however, for decades the State economy has grown more slowly than that of the nation as a whole, gradually eroding the State's relative economic affluence.

   The economic vitality of the State and its various regions and, therefore, the ability of the State and its local governments to satisfy the bonds, are affected by numerous factors. Historically, the State has been one of the wealthiest states in the nation, however, for decades the State economy has grown more slowly than that of the nation as a whole, gradually eroding the State's relative economic affluence. The State has for many years had a very high state and local tax burden relative to other states. The burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State. The ongoing crisis in the world financial markets that unfolded in 2008 continues to have a disproportionate effect on the State's economy, as Wall Street historically generates approximately one-fifth of the State's revenues each year. The economy of the State continues to be influenced by the financial health of the City of New York, which faces greater competition as other major cities develop financial and business capabilities. In particular, extended periods of uncertainty in the financial and capital markets may have a disproportional, adverse effect on the economic health of the City of New York and the State, relative to the nation. The current turmoil on Wall Street will have a major adverse impact on New York City's economy, as the securities industry historically represents approximately five percent of jobs in the City, as well as about twenty percent of all wages in the City. The New York City Comptroller's Office released estimates in the fourth quarter of 2008 indicating that the recent Wall Street dislocations will significantly impact the City's tax revenue. In January 2009, the Comptroller's Office reported that the City lost approximately 65,000 payroll jobs during the fourth quarter. The financial industry accounted for more than 45 percent of the City's business income tax collections in recent years, amounting to about $5.5 billion in Fiscal Year 2008 alone.

   As of March 2009, all outstanding general obligation bonds of the State of New York are rated AA by S&P and Aa3 by Moody's, and all outstanding general obligation bonds of the City of New York are rated AA by S&P and Aa3 by Moody's.

   Further information concerning New York risk factors may be obtained upon request to the Sponsor as described in "Additional Information" appearing in Prospectus Part II.

    High-Yield Security Risk. Some of the closed-end funds held by your Portfolio may invest in high-yield securities or unrated securities. High-yield, high risk securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. The value of these securities will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

    High-yield or "junk" securities, the generic names for securities rated below "BBB" by Standard & Poor's or "Baa" by Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Securities rated below BBB or Baa are considered speculative as these ratings indicate a quality of less than investment grade. Because high-yield securities are generally subordinated obligations and are perceived by investors to be riskier than higher rated securities, their prices tend to fluctuate more than higher rated securities and are affected by short-term credit developments to a greater degree.

    The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

    Liquidity Risk. Liquidity risk is the risk that the value of a security will fall if trading in the security is limited or absent. No one can guarantee that a liquid trading market will exist for any security.

   No FDIC Guarantee. An investment in your Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CLOSED-END FUNDS
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    Closed-end funds are a type of investment company that holds an actively managed portfolio of securities. Closed-end funds issue shares in "closed-end" offerings which generally trade on a stock exchange (although some closed-end fund shares are not listed on a securities exchange). The funds in the Portfolios all are currently listed on a securities exchange. Since closed-end funds maintain a relatively fixed pool of investment capital, portfolio managers may be better able to adhere to their investment philosophies through greater flexibility and control. In addition, closed-end funds don't have to manage fund liquidity to meet potentially large redemptions.

    Closed-end funds are subject to various risks, including management's ability to meet the closed-end fund's investment objective, and to manage the closed-end fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change.

    Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

    The closed-end funds included in the Portfolios may employ the use of leverage in their portfolios through the issuance of preferred stock or other methods. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks. These risks may include the likelihood of increased volatility and the possibility that the closed-end fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises.

    Certain of the funds in the Portfolios may be classified as "non-diversified" under the Investment Company Act of 1940. These funds have the ability to invest a greater portion of their assets in securities of a single issuer which could reduce diversification.

    Only the Trustee may vote the shares of the closed-end funds held in the Portfolios. The Trustee will vote the shares in the same general proportion as shares held by other shareholders of each fund. Your Portfolio is generally required, however, to reject any offer for securities or other property in exchange for portfolio securities as described under "Portfolio Administration--Portfolio Administration."

PUBLIC OFFERING
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   General. Units are offered at the Public Offering Price which includes the net assets value per Unit plus organization costs plus the sales charge. The net asset value per Unit is the value of the securities, cash and other assets in your Portfolio reduced by the liabilities of the Portfolio divided by the total Units outstanding. The "Fee Table" describes the sales charge in detail in Part One.

   The actual sales charge that may be paid by an investor may differ slightly from the sales charges shown herein due to rounding that occurs in the calculation of the Public Offering Price and in the number of Units purchased.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   Reducing Your Sales Charge. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees. Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, and dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession. All employee discounts are subject to the policies of the related selling firm. Only employees, officers and directors of companies that allow their employees to participate in this employee discount

    Distribution Reinvestments. We do not charge any sales charge when you reinvest distributions from your Portfolio into additional Units of your Portfolio.

   Unit Price. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in a Portfolio. The initial price of the Securities was determined by the Trustee. The Trustee will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. The Evaluation Time is the close of the New York Stock Exchange on each business day. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The Public Offering Price per Unit will be effective for all orders received prior to the Evaluation Time on each business day. Orders received by the Sponsor prior to the Evaluation Time and orders received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Sponsor by the time designated by the Sponsor, are priced based on the date of receipt. Orders received by the Sponsor after the Evaluation Time, and orders received by authorized financial professionals after the Evaluation Time or orders received by such persons that are not transmitted to the Sponsor until after the time designated by the Sponsor, are priced based on the date of the next determined Public Offering Price per Unit provided they are received timely by the Sponsor on such date. It is the responsibility of authorized financial professionals to transmit orders received by them to the Sponsor so they will be received in a timely manner.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, a Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Portfolios.

   Unit Distribution. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this prospectus at the secondary market Public Offering Price in the manner described above.

   Except as provided in this section, any sales charge discount provided to investors will be borne by the selling broker-dealer or agent. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell Units of a Portfolio and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker-dealer firms and similar activities designed to promote the sale of the Portfolio(s) and our other products. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. These arrangements will not change the price you pay for your Units.

   Sponsor Compensation. The Sponsor will receive the total sales charge applicable to each transaction. Except as provided under "Unit Distribution" above, any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to the Portfolios on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of Units held by the Sponsor for sale to the public. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   Market for Units. Although it is not obligated to do so, the Sponsor may maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any Units tendered for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
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   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
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   Distributions. The Trustee will generally distribute cash held in the Income and Capital Accounts of your Portfolio on each Distribution Date to Unitholders of record on the preceding Record Date, provided that the total cash held for distribution equals at least 0.1% of your Portfolio's net asset value. These dates appear under "Essential Information". Unitholders will also receive a final distribution of dividends when their Portfolio terminates. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered).

   Dividends received by a Portfolio are credited to the Income Account of the Portfolio. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a Record Date and prior to the following Distribution Date will be held in the Capital Account and not distributed until the next Distribution Date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   Estimated Distributions. The estimated initial distribution and estimated net annual income per Unit may be shown under "Summary of Essential Financial Information" in Part One. The estimate of the income a Portfolio may receive is based on the most recent ordinary quarterly dividends declared by an issuer, the most recent interim and final dividends declared for certain foreign issuers, or scheduled income payments (in all cases accounting for any applicable foreign withholding taxes). The actual net annual distributions are expected to decrease over time because a portion of the Securities included in a Portfolio will be sold to pay for organization costs, deferred sales charge and creation and development fee. Securities may also be sold to pay regular fees and expenses during a Portfolio's life. Dividend and income conventions for certain companies and/or certain countries differ from those typically used in the United States and in certain instances, dividends/income paid or declared over several years or other periods may be used to estimate annual distributions. The actual net annual income distributions you receive will vary from the estimated amount due to changes in a Portfolio's fees and expenses, in actual income received by a Portfolio, currency fluctuations and with changes in a Portfolio such as the acquisition, call, maturity or sale of Securities. Due to these and various other factors, actual income received by a Portfolio will most likely differ from the most recent dividends or scheduled income payments.

   Reinvestment Option. Unitholders may have distributions automatically reinvested in additional Units without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides). Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase a Reinvest CUSIP, if available. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. The reinvestment option is not offered during the 30 days prior to termination. If Units are unavailable for reinvestment or this reinvestment option is no longer available, distributions will be paid in cash. To the extent that a distribution is taxable, it will be taxable to Unitholders whether paid in cash or reinvested in additional Units.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a Distribution Date. The Sponsor shall have the right to suspend or terminate the reinvestment plan at any time. The reinvestment plan is subject to availability or limitation by each broker-dealer or selling firm. Broker-dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information.

   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at Unit Investment Trust Division, 111 Sanders Creek Parkway, East Syracuse, New York 13057. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No later than the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Portfolio business day, the date of tender is deemed to be the next business day. Redemption requests received by the Trustee after the Evaluation Time, and redemption requests received by authorized financial professionals after the Evaluation Time or redemption requests received by such persons that are not transmitted to the Trustee until after the designated by the Trustee, are priced based on the date of the next determined redemption price provided they are received timely by the Trustee on such date. It is the responsibility of authorized financial professionals to transmit redemption requests received by them to the Trustee so they will be received in a timely manner. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Unitholders tendering 1,000 or more Units of the Portfolios (or such higher amount as may be required by your broker-dealer or selling agent) for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution of Securities within thirty days of a Portfolio's termination. The Portfolios generally do not offer in kind distributions of portfolio securities that are held in foreign markets. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares. The in kind distribution option may be modified at any time without notice. Notwithstanding the foregoing, if the Unitholder requesting an kind distribution is the Sponsor or an affiliated person of the Portfolio, the Trustee may make an in kind distribution to such Unitholder provided that no one with a pecuniary incentive to influence the in kind distribution may influence selection of the distributed securities, the distribution must consist of a pro rata distribution of all portfolio securities (with limited exceptions) and the in kind distribution may not favor such affiliated person to the detriment of any other Unitholder.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of a Portfolio will be, and the diversity of a Portfolio may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in a Portfolio determined on the basis of (i) the cash on hand in the Portfolio, (ii) the value of the Securities in the Portfolio and (iii) dividends receivable on the Securities in the Portfolio trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Portfolio and (b) the accrued expenses of the Portfolio. The Trustee may determine the value of the Securities in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commission ("SEC") determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   Exchange Option. When you redeem Units of your Portfolio or when your Portfolio terminates, you may be able to exchange your Units for units of other Van Kampen unit trusts at a reduced sales charge. You should contact your financial professional for more information about trusts currently available for exchanges. Before you exchange Units, you should read the prospectus of the new trust carefully and understand the risks and fees. You should then discuss this option with your financial professional to determine whether your investment goals have changed, whether current trusts suit you and to discuss tax consequences. We may discontinue this option at any time.

   Units. Ownership of Units is evidenced in book-entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   Reports Provided. Unitholders will receive a statement of dividends and other amounts received by a Portfolio for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Portfolio distributions, Portfolio expenses, a list of the Securities and other Portfolio information. Unitholders may obtain evaluations of the Securities upon request to the Trustee. If you have questions regarding your account or your Portfolio, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

PORTFOLIO ADMINISTRATION
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   Portfolio Administration. The Portfolios are not managed funds and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect a Portfolio based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Supervisor retention of the Security would be detrimental to a Portfolio. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept an offer if the Supervisor determines that the sale or exchange is in the best interest of Unitholders (only offers for cash if a Portfolio has not elected to be treated as a regulated investment company for tax purposes). The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Portfolio expenses or deferred sales charges. With respect to Portfolios that have not elected to be taxed as regulated investment companies, the Trustee must reject any offer for securities or property other than cash in exchange for the Securities. If securities or property are nonetheless acquired by a Portfolio, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Portfolio. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Portfolio to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next Distribution Date.

   The Trust Agreement requires the Trustee to vote all shares of the funds held in a Portfolio in the same manner and ratio on all proposals as the owners of such shares not held by the Portfolio.

   When your Portfolio sells Securities, the composition and diversity of the Securities in the Portfolio may be altered. However, if the Trustee sells funds shares to redeem Units or to pay Portfolio expenses or sales charges, the Trustee will do so, as nearly as practicable, on a pro rata basis. In order to obtain the best price for a Portfolio, it may be necessary for the Supervisor to specify minimum amounts in which blocks of Securities are to be sold. In effecting purchases and sales of portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Portfolios, the Sponsor or dealers participating in the offering of Units.

   Amendment of the Trust Agreement. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not materially adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   Termination. A Portfolio will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Portfolio. A Portfolio may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Portfolio is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Portfolio termination nine business days before, and no later than, the Mandatory Termination Date. Approximately forty-five days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities, provided that Unitholders may not request an in kind distribution of Securities within thirty days of the Portfolio's termination. Any in kind distribution of Securities will be made in the manner and subject to the restrictions described under "Rights of Unitholders--Redemption of Units". Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Portfolio expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Portfolios. See "Additional Information".

   Limitations on Liabilities. The Sponsor, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on a Portfolio which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Sponsor and Supervisor may rely on any evaluation furnished by the Trustee and have no responsibility for the accuracy thereof. Determinations by the Trustee shall be made in good faith upon the basis of the best information available to it.

   Sponsor. Van Kampen Funds Inc. is the Sponsor of the Portfolios. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $82 billion under management or supervision as of September 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of September 30, 2008, the total stockholders' equity of Van Kampen Funds Inc. was $150,025,763 (unaudited).

   The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolios as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   Trustee. The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 856-8487. If you have questions regarding your account or your Portfolio, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION
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   This section summarizes some of the principal U.S. federal income tax consequences of owning Units of a Portfolio. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, a tax-exempt entity, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be deposited in the Portfolio.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

   Assets of the Portfolio. Each Portfolio is expected to hold shares (the "RIC Shares") in funds qualifying to be treated as regulated investment companies ("RICs") for federal income tax purposes.

   It is possible that your Portfolio will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by the Portfolio constitute the "Portfolio Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of the Portfolio Assets.

   Portfolio Status. If the Portfolio is at all times operated in accordance with the documents establishing the Portfolio and certain requirements of federal income tax law are met, the Portfolio will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Portfolio Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends, and capital gains, if any) from each Portfolio Asset when such income would be considered to be received by you if you directly owned the Portfolio Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Portfolio Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Portfolio expenses.

   Your Tax Basis and Income or Loss upon Disposition. If your Portfolio disposes of Portfolio Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your adjusted tax basis in the related Portfolio Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Portfolio Asset by apportioning the cost of your Units, including sales charges, among the Portfolio Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, as discussed below).

   If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (zero for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended (the "Code"), however, treats certain capital gains as ordinary income in special situations.

   Dividends from RIC Shares. Unitholders of the Portfolios are treated as directly receiving dividends and distributions paid to the Portfolio by the Portfolio Assets. Some dividends on the RIC Shares may be designated as "capital gain dividends," generally taxable to you as long-term capital gains. Some dividends on the RIC Shares may qualify as "exempt interest dividends," which are derived from tax-exempt obligations held by the RIC and which generally are excluded from your gross income for federal income tax purposes. Some or all of the exempt-interest dividends, however may be taken into account in determining your alternative minimum tax, and may have other tax consequences (e.g., they may affect the amount of your social security benefits that are taxed). Other dividends on the RIC Shares will generally be taxable to you as ordinary income. Certain ordinary income dividends from a RIC may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Regulated investment companies are required to provide notice to their shareholders of the amount of any distribution that may be taken into account as a dividend that is eligible for the capital gains tax rates. If you hold a Unit for six months or less or if your Portfolio holds a RIC Share for six months or less, any loss incurred by you related to the disposition of such RIC Share will be disallowed to the extent of the exempt-interest dividends you received. To the extent, if any, it is not disallowed, it will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share. Distributions of income or capital gains declared on the RIC Shares in October, November or December but paid in January will be deemed to have been paid to you on December 31 of the year they are declared.

   Dividends Received Deduction. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received by your Portfolio, because the dividends received deduction is generally not available for dividends from RICs.

   In Kind Distributions. Under certain circumstances as described in this prospectus, you may request an in kind distribution of Portfolio Assets when you redeem your Units. By electing to receive an in kind distribution, you will receive Portfolio Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Portfolio Assets in exchange for the identical amount of your pro rata portion of the same Portfolio Assets held by your Portfolio. However, if you also receive cash in exchange for a Portfolio Asset or a fractional portion of a Portfolio Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Portfolio Asset or fractional portion.

   Exchanges. If you elect to have your proceeds from your Portfolio rolled over into a future trust, it is considered a sale for federal income tax purposes and, in general, any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Portfolio for units of the future trust will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Portfolio Assets under the wash sale provisions of the Code.

   Limitations on the Deductibility of Portfolio Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Portfolio's income, even if some of that income is used to pay Portfolio expenses. You may deduct your pro rata share of each expense paid by your Portfolio to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Portfolio as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

   Because some of the RICs pay exempt-interest dividends, which are treated as tax-exempt interest for federal income tax purposes, you will not be able to deduct some of your share of the Portfolio expenses. In addition, you will not be able to deduct some of your interest expense for debt that you incur or continue to purchase or carry your Units.

   Foreign Investors. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you may not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Portfolio or gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

   Under certain circumstances, a RIC may elect to pass through to its shareholders certain foreign taxes paid by the RIC. If the RIC makes this election with respect to RIC Shares, you must include in your income for federal income tax purposes your portion of such taxes and you may be entitled to a credit or deduction for such taxes.

   New York Tax Status. Under the existing income tax laws of the State and City of New York, your Portfolio will not be taxed as a corporation subject to the New York State franchise tax and New York City general corporation tax. You should consult your tax advisor regarding potential federal, foreign, state or local taxation with respect to your Units based on your individual circumstances.

CALIFORNIA TAX STATUS
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   Counsel to the Portfolio at closing has examined the income tax laws of the State of California to determine its applicability to the Cohen & Steers Master Municipal Income Portfolio - California Series (the "California Series") and to the holders of Units in the California Series who are full-time residents of the State of California ("California Unitholders").

   In connection therewith, counsel to the Portfolio at closing has examined the registration statement, this prospectus, the Trust Agreement and such other documents as they have deemed pertinent. The assets of the California Series will consist of shares in entities each of which is taxed as a RIC for federal income tax purposes.

   Neither the Sponsor nor its counsel have independently examined the RIC Shares to be deposited in and held in the California Series. However, although no opinion is expressed with respect to the issuance of the RIC Shares, in rendering the opinion expressed herein, it has been assumed that: (i) each RIC qualifies as a regulated investment company for federal income tax purposes and
(ii) at the close of each quarter of the taxable year of each RIC, at least 50 percent of the value of such RIC's total assets consists of obligations the interest on which is exempt from the income tax imposed by the State of California that is applicable to individuals, trusts and estates (the "California Personal Income Tax").

   Based upon the foregoing, and upon an investigation of such matters of law as were considered to be applicable, counsel to the Portfolio at closing is of the opinion that, under existing provisions of the law of the State of California as of the date hereof:

      1. The California Series is not an association taxable as a corporation for purposes of the California Corporation Tax Law, and each California Unitholder will be treated as the owner of a pro rata portion of the California Series, and the income of such portion of the California Series will be treated as the income of the California Unitholders under the California Personal Income Tax.

      2. The portion of each dividend paid by a RIC to the California Series and distributed to a California Unitholder which (i) is excludable from California taxable income for purposes of the California Personal Income Tax if received directly by a California Unitholder, (ii) is properly designated as an exempt-interest dividend for California income tax purposes in a written notice mailed to its shareholders not later than 60 days after the close of its taxable year and (iii) does not exceed the amount of interest received by the RIC during its taxable year (minus certain non-deductible expenses) on obligations the interest on which would be excludable from California taxable income for purposes of the California Personal Income Tax if received directly by a California Unitholder, will be excludable from California taxable income for purposes of the California Personal Income Tax when received by the California Series and distributed to a California Unitholder. However, dividends other than exempt-interest dividends paid by a RIC will generally be taxable for purposes of the California Personal Income Tax.

      3. Each California Unitholder of the California Series will generally recognize gain or loss for California Personal Income Tax purposes if the Trustee disposes of a RIC Share (whether by redemption, sale or otherwise) or when the California Unitholder redeems or sells Units of the California Series, to the extent that such a transaction results in a recognized gain or loss to such California Unitholder for federal income tax purposes. However, there are certain differences between the recognition of gain or loss for federal income tax purposes and for California Personal Income Tax purposes, and California Unitholders are advised to consult their own tax advisors.

      4. Under the California Personal Income Tax, interest on indebtedness incurred or continued by a California Unitholder to purchase Units in the California Series is not deductible for purposes of the California Personal Income Tax.

   This opinion does not address the taxation of persons other than full time residents of California. This opinion relates only to California Unitholders subject to the California Personal Income Tax. No opinion is expressed with respect to the taxation of California Unitholders subject to the California Corporation Tax Law and such California Unitholders are advised to consult their own tax advisors. Please note, however, that dividends from the RIC Shares attributed to a California Unitholder that is subject to the California Corporation Tax Law may be includible in its gross income for purposes of determining its California franchise tax and its California income tax. Counsel to the Portfolio at closing has not examined any of the RIC Shares to be deposited and held in the California Series or the proceedings for the issuance thereof or the opinions of counsel with respect thereto, and no opinion is expressed with respect to taxation under any other provisions of the California law. Ownership of the Units may result in collateral California tax consequences to certain taxpayers. Prospective investors should consult their tax advisors as to the applicability of any such collateral consequences.

NEW YORK TAX STATUS
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   The following discussion of New York income tax matters is based upon the advice of the special counsel to Cohen & Steers Master Municipal Income Portfolio - New York Series (the "New York Series").

   This section summarizes some of the New York State and New York City tax consequences to residents of the State of New York and New York City of owning Units of the New York Series. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. This summary is based in part on the advice of counsel to the Sponsor. The New York taxing authorities could disagree with any conclusions set forth in this section.

   The assets of the New York Series will consist of shares in entities each of which is taxed as a RIC for federal income tax purposes. Neither the Sponsor nor its counsel has independently examined the RIC Shares to be deposited in and held in the New York Series. In rendering its opinion, counsel to the Portfolio at closing has assumed that: (i) each RIC qualifies as a regulated investment company for federal income tax purposes, (ii) the assets of the RICs will include interest-bearing obligations issued by or on behalf of the State of New York or political subdivisions thereof or United States possessions, the interest on which is excludable from gross income for federal income tax purposes and from taxable income for purposes of the personal income tax imposed by Article 22 of the New York State Tax Law (the "State Personal Income Tax") and the personal income tax imposed by the City of New York under Section 11-1701 of the Administrative Code of the City of New York (the "City Personal Income Tax") (collectively, the "Bonds").

   In the opinion of counsel to the Sponsor rendered at closing, in summary under existing New York law:

      (i)The New York Series will not be taxed as a corporation subject to the New York State franchise tax imposed on domestic and foreign corporations by Article 9-A of the New York State Tax Law (the "State Corporate Tax") or the general corporation tax imposed by The City of New York on domestic and foreign corporations under Section 11-603 of the Administrative Code of The City of New York (the "City Corporate Tax").

      (ii) Exempt-interest dividends paid by the RICs to the New York Series and distributed to Unitholders that are excluded from gross income for federal income tax purposes and that are attributable to interest on the Bonds will be excluded from taxable income for purposes of the State Personal Income Tax and the City Personal Income Tax.

      (iii) Distributions paid by the RICs to the New York Series and distributed to Unitholders, other than exempt-interest dividends attributable to interest on the Bonds, will generally not be excluded from taxable income for purposes of the State Personal Income Tax and the City Personal Income Tax.

      (iv) Each Unitholder of the New York Series will generally recognize gain or loss for purposes of the State Personal Income Tax and the City Personal Income Tax if the Trustee disposes of a RIC Share (whether by redemption, sale or otherwise) or when a Unitholder redeems or sells Units of the New York Series, to the extent that such a transaction results in a recognized gain or loss to such Unitholder for federal income tax purposes.

   Unitholders should be aware that, generally, interest on indebtedness incurred or continued to purchase or carry Units is not deductible for purposes of the State Personal Income Tax and the City Personal Income Tax.

   This disclosure does not address the taxation of persons other than full-time residents of the State of New York and New York City and relates only to the Unitholders subject to the State Personal Income Tax and the City Personal Income Tax. Counsel to the Portfolio at closing has expressed no opinion with respect to the taxation of Unitholders subject to the State Corporate Tax, the City Corporate Tax or the unincorporated business tax imposed by New York City and such Unitholders are advised to consult their own tax advisors. Please note, however, that dividends from the RIC Shares attributed to a New York Unitholder that is subject to the State Corporate Tax or the City Corporate Tax may be subject to such taxes. Neither the Sponsor nor its counsel has independently examined the RIC Shares or the opinions of bond counsel with respect thereto. Ownership of Units in the New York Series may result in other New York State and New York City tax consequences to certain taxpayers, and prospective investors should consult their tax advisors.

PORTFOLIO OPERATING EXPENSES
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   General. The fees and expenses of your Portfolio will generally accrue on a daily basis. Portfolio operating fees and expenses are generally paid out of the Income Account to the extent funds are available, and then from the Capital Account. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   Trustee's Fee. For its services the Trustee will receive the fee from your Portfolio set forth in the "Fee Table" in Part One (which includes the estimated amount of miscellaneous Portfolio expenses). The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to your Portfolio is expected to result from the use of these funds.

   Compensation of Sponsor and Supervisor. The Sponsor and the Supervisor will receive the annual fees for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Fee Table" in Part One. The fee paid to the Sponsor may exceed the actual costs of providing these services to your Portfolio but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year. The Supervisorfee is charged as a percentage of average daily net asset value and accrues daily and is paid quarterly.

   Miscellaneous Expenses. The following additional charges are or may be incurred by your Portfolio: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Portfolio, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Portfolio and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Portfolio without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Portfolio, (i) any offering costs incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Portfolio. A Portfolio may pay the expenses of updating its registration statement each year. Each Portfolio will pay a license fee to Cohen & Steers Capital Management, Inc. for the use of certain service marks.

   Fund Expenses. A Portfolio will also indirectly bear the expenses of the underlying funds. While a Portfolio will not pay these expenses directly out of its assets, these expenses are shown in the Portfolio's annual operating expenses in the "Fee Table" in Part One to illustrate the impact of these expenses.

OTHER MATTERS
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   Legal Opinions. The legality of the Units offered hereby has been passed upon by Paul, Hastings, Janofsky & Walker LLP. Dorsey & Whitney LLP has acted as counsel to the Trustee.

   Independent Registered Public Accounting Firm. The statements of condition and the related portfolios included in this prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
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   This prospectus does not contain all the information set forth in the registration statement filed by the Portfolios with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about the Portfolios. Information about your Portfolio (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You may obtain information about the Public Reference Room by calling 1-202-551-8090. Reports and other information about your Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.




TABLE OF CONTENTS
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        Title                                    Page

   The Portfolios..............................     2
   Objective and Securities Selection..........     2
   Risk Factors................................     5
   Closed-End Funds............................     8
   Public Offering.............................     8
   Retirement Accounts.........................    10
   Rights of Unitholders.......................    10
   Portfolio Administration....................    13
   Taxation....................................    15
   California Tax Status.......................    17
   New York Tax Status.........................    18
   Portfolio Operating Expenses................    19
   Other Matters...............................    20
   Additional Information......................    20







                                   PROSPECTUS
                                    PART TWO



                         Cohen & Steers Master Municipal
                       Income Portfolio - National Series

                         Cohen & Steers Master Municipal
                      Income Portfolio - California Series

                         Cohen & Steers Master Municipal
                       Income Portfolio - New York Series



Van Kampen
Investments






                             Information Supplement

                Cohen & Steers Master Equity and Income Portfolio

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   This Information Supplement provides additional information concerning the risks and operations of the Portfolio which is not described in the prospectus. You should read this Information Supplement in conjunction with the prospectus. This Information Supplement is not a prospectus (but is incorporated into the prospectus by reference). It does not include all of the information that you should consider before investing in the Portfolio. This Information Supplement may not be used to offer or sell Units without the prospectus. You can obtain copies of the prospectus by contacting the Sponsor's unit investment trust division at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555, or by contacting your broker. This Information Supplement is dated as of the date of the prospectus. All capitalized terms have been defined in the prospectus.

                                Table of Contents

                                                         Page

                           Risk Factors                     2
                           The Portfolio                    9
                           Sponsor Information              9
                           Trustee Information             10
                           Taxation                        10
                           Portfolio Termination           12





Van Kampen
Investments




RISK FACTORS

   Closed-End Funds. Closed-end funds' portfolios are managed and their shares are generally listed on a securities exchange. The net asset value of closed-end fund shares will fluctuate with changes in the value of the underlying securities that the closed-end fund owns. In addition, for various reasons closed-end fund shares frequently trade at a discount from their net asset value in the secondary market. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds' articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting a fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of a fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including the Portfolio) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that a fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those closed-end fund shares that were purchased by the Portfolio at a premium. In the unlikely event that a closed-end fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss in value to the Portfolio since shares of open-end funds trade at net asset value. Certain closed-end funds may have in place or may put in place in the future plans pursuant to which the fund may repurchase its own shares in the marketplace. Typically, these plans are put in place in an attempt by a fund's board of directors to reduce a discount on its share price. To the extent that such a plan is implemented and shares owned by the Portfolio are repurchased by a fund, the Portfolio's position in that fund will be reduced and the cash will be distributed.

   The Portfolio is prohibited from subscribing to a rights offering for shares of any of the closed-end funds in which it invests. In the event of a rights offering for additional shares of a fund, Unitholders should expect that the Portfolio will, at the completion of the offer, own a smaller proportional interest in such fund that would otherwise be the case. It is not possible to determine the extent of this dilution in share ownership without knowing what proportion of the shares in a rights offering will be subscribed. This may be particularly serious when the subscription price per share for the offer is less than the fund's net asset value per share. Assuming that all rights are exercised and there is no change in the net asset value per share, the aggregate net asset value of each shareholder's shares of common stock should decrease as a result of the offer. If a fund's subscription price per share is below that fund's net asset value per share at the expiration of the offer, shareholders would experience an immediate dilution of the aggregate net asset value of their shares of common stock as a result of the offer, which could be substantial.

   Closed-end funds may use leveraging in their portfolios. Leveraging can be expected to cause increased price volatility for those fund's shares, and as a result, increased volatility for the price of the Units of the Portfolio. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

   High-Yield Securities. An investment in Units of the Portfolio should be made with an understanding of the risks that an investment in "high-yield, high-risk" debt obligations or "junk" obligations may entail, including increased credit risks and the risk that the value of the Units will decline, and may decline precipitously, with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of debt obligations generally. Certain of the securities included in the funds in the Portfolio may be subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding, higher-rated securities, and their value may decline precipitously because of increases in interest rates, not only because the increases in rates generally decrease values, but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high-yield, high-risk securities resulting in a higher incidence of defaults among high-yield, high-risk securities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. For an issuer that has outstanding both senior commercial bank debt and subordinated high-yield, high-risk securities, an increase in interest rates will increase that issuer's interest expense insofar as the interest rate on the bank debt is fluctuating. However, many leveraged issuers enter into interest rate protection agreements to fix or cap the interest rate on a large portion of their bank debt. This reduces exposure to increasing rates, but reduces the benefit to the issuer of declining rates. The sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future.

   "High-yield" or "junk" securities, the generic names for securities rated below BBB by Standard & Poor's, or below Baa by Moody's, are frequently issued by corporations in the growth stage of their development, by established companies whose operations or industries are depressed or by highly leveraged companies purchased in leveraged buyout transactions. The market for high-yield securities is very specialized and investors in it have been predominantly financial institutions. High-yield securities are generally not listed on a national securities exchange. Trading of high- yield securities, therefore, takes place primarily in over-the-counter markets that consist of groups of dealer firms that are typically major securities firms. Because the high-yield security market is a dealer market, rather than an auction market, no single obtainable price for a given security prevails at any given time. Prices are determined by negotiation between traders. The existence of a liquid trading market for the securities may depend on whether dealers will make a market in the securities. There can be no assurance that a market will be made for any of the securities, that any market for the securities will be maintained or of the liquidity of the securities in any markets made. Not all dealers maintain markets in all high-yield securities. Therefore, since there are fewer traders in these securities than there are in "investment grade" securities, the bid-offer spread is usually greater for high-yield securities than it is for investment grade securities. The price at which the securities may be sold and the value of the Portfolio will be adversely affected if trading markets for the securities are limited or absent. If the rate of redemptions is great, the value of the Portfolio may decline to a level that requires liquidation.

   Lower-rated securities tend to offer higher yields than higher-rated securities with the same maturities because the creditworthiness of the issuers of lower-rated securities may not be as strong as that of other issuers. Moreover, if a security is recharacterized as equity by the Internal Revenue Service for federal income tax purposes, the issuer's interest deduction with respect to the security will be disallowed and this disallowance may adversely affect the issuer's credit rating. Because investors generally perceive that there are greater risks associated with the lower-rated securities in the funds in the Portfolio, the yields and prices of these securities tend to fluctuate more than higher- rated securities with changes in the perceived quality of the credit of their issuers. In addition, the market value of high-yield, high-risk securities may fluctuate more than the market value of higher-rated securities since these securities tend to reflect short-term credit development to a greater extent than higher-rated securities. Lower-rated securities generally involve greater risks of loss of income and principal than higher-rated securities. Issuers of lower-rated securities may possess fewer creditworthiness characteristics than issuers of higher-rated securities and, especially in the case of issuers whose obligations or credit standing have recently been downgraded, may be subject to claims by debtholders, owners of property leased to the issuer or others which, if sustained, would make it more difficult for the issuers to meet their payment obligations. High-yield, high-risk securities are also affected by variables such as interest rates, inflation rates and real growth in the economy. Therefore, investors should consider carefully the relative risks associated with investment in securities that carry lower ratings.

   The value of the shares of the closed-end funds reflects the value of the portfolio securities, including the value (if any) of securities in default. Should the issuer of any security default in the payment of principal or interest, the closed-end funds in the Portfolio may incur additional expenses seeking payment on the defaulted security. Because amounts (if any) recovered by the funds in payment under the defaulted security may not be reflected in the value of the fund shares until actually received by the funds, and depending upon when a Unitholder purchases or sells his or her Units, it is possible that a Unitholder would bear a portion of the cost of recovery without receiving any portion of the payment recovered.

   High-yield, high-risk securities are generally subordinated obligations. The payment of principal (and premium, if any), interest and sinking fund requirements with respect to subordinated obligations of an issuer is subordinated in right of payment to the payment of senior obligations of the issuer. Senior obligations generally include most, if not all, significant debt obligations of an issuer, whether existing at the time of issuance of subordinated debt or created thereafter. Upon any distribution of the assets of an issuer with subordinated obligations upon dissolution, total or partial liquidation or reorganization of or similar proceeding relating to the issuer, the holders of senior indebtedness will be entitled to receive payment in full before holders of subordinated indebtedness will be entitled to receive any payment. Moreover, generally no payment with respect to subordinated indebtedness may be made while there exists a default with respect to any senior indebtedness. Thus, in the event of insolvency, holders of senior indebtedness of an issuer generally will recover more, ratably, than holders of subordinated indebtedness of that issuer.

   Obligations that are rated lower than "BBB" by Standard & Poor's, or "Baa" by Moody's, respectively, should be considered speculative as such ratings indicate a quality of less than investment grade. Investors should carefully review the objective of the Portfolio and consider their ability to assume the risks involved before making an investment in the Portfolio.

   Convertible Securities Risks. The closed-end funds held by the Portfolio may invest in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of the common stock of the issuing company, particularly when the stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security than by the market price of the underlying common stock. Thus, it may not decline in price to the same extent as the underlying common stock, and convertible securities generally have less potential for gain or loss than common stocks. However, mandatory convertible securities (as discussed below) generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before that company's common stockholders. Consequently, an issuer's convertible securities generally entail less risk than its common stock. However, convertible securities fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and are typically unrated or rated lower than such debt obligations. In addition, contingent payment, convertible securities allow the issuer to claim deductions based on its nonconvertible cost of debt, which generally will result in deduction in excess of the actual cash payments made on the securities (and accordingly, holders will recognize income in amounts in excess of the cash payments received).

   Mandatory convertible securities are distinguished as a subset of convertible securities because the conversion is not optional and the conversion price at maturity is based solely upon the market price of the underlying common stock, which may be significantly less than par or the price (above or below par) paid. For these reasons, the risks associated with investing in mandatory convertible securities most closely resemble the risks inherent in common stocks. Mandatory convertible securities customarily pay a higher coupon yield to compensate for the potential risk of additional price volatility and loss upon conversion. Because the market price of a mandatory convertible security increasingly corresponds to the market price of its underlying common stock as the convertible security approaches its conversion date, there can be no assurance that the higher coupon will compensate for the potential loss.

   Option Risk. Certain closed-end funds held in the Portfolio may invest using a covered call option strategy or similar income-oriented investment strategies. You should understand the risks of these strategies before you invest. In employing a covered call strategy, a closed-end fund will generally write (sell) call options on a significant portion of the fund's managed assets. These call options will give the option holder the right, but not the obligation, to purchase a security from the fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the fund's investment strategy depends on the fund adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of options may require a fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the fund can realize on an investment, or may cause the fund to hold a security that it might otherwise sell. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. As the writer (seller) of a covered call option, a fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call option, but has retained the risk of loss should the price of the underlying security decline. The value of the options written (sold) by a fund, which will be marked-to-market on a daily basis, will be affected by changes in the value and dividend rates of the underlying securities, an increase in interest rates, changes in the actual or perceived volatility of securities markets and the underlying securities and the remaining time to the options' expiration. The value of the options may also be adversely affected if the market for the options becomes less liquid or smaller. An option is generally considered "covered" if a closed-end fund owns the security underlying the call option or has an absolute and immediate right to acquire that security without additional cash consideration (or, if required, liquid cash or other assets are segregated by the fund) upon conversion or exchange of other securities held by the fund. In certain cases, a call option may also be considered covered if a fund holds a call option on the same security as the call option written (sold) provided that certain conditions are met. By writing (selling) covered call options, a fund generally seeks to generate income, in the form of the premiums received for writing (selling) the call options. Investment income paid by a fund to its shareholders (such as the Portfolio) may be derived primarily from the premiums it receives from writing (selling) call options and, to a lesser extent, from the dividends and interest it receives from the equity securities or other investments held in the fund's portfolio and short-term gains thereon. Premiums from writing (selling) call options and dividends and interest payments made by the securities in a fund's portfolio can vary widely over time.

   Preferred Stock Risks. The closed-end funds held by the Portfolio may invest in preferred stocks. Preferred stocks may be susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, market liquidity, and global or regional political, economic or banking crises. Preferred stocks are also vulnerable to Congressional reductions in the dividends-received deduction which would adversely affect the after-tax return to the investors who can take advantage of the deduction. Such a reduction might adversely affect the value of preferred stocks in general. Holders of preferred stocks, as owners of the entity, have rights to receive payments from the issuers of those preferred stocks that are generally subordinate to those of creditors of, or holders of debt obligations or, in some cases, other senior preferred stocks of, such issuers. Preferred stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or senior preferred stocks will create prior claims for payment of principal and interest and senior dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its preferred stock or the rights of holders of preferred stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of preferred stocks is subject to market fluctuations for as long as the preferred stocks remain outstanding, and thus the value of the securities may be expected to fluctuate over the life of the Portfolio to values higher or lower than those prevailing on the Portfolio's inception date.

   Portfolio Preferred Securities Risks. The closed-end funds held by the Portfolio may invest in various preferred securities. Holders of trust preferred securities incur risks in addition to or slightly different than the typical risks of holding preferred stocks. Trust preferred securities are limited-life preferred securities that are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities issued by corporations, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures issued by the corporation, or similarly structured securities. The maturity and dividend rate of the trust preferred securities are structured to match the maturity and coupon interest rate of the interest-bearing notes, preferred securities or subordinated debentures. Trust preferred securities usually mature on the stated maturity date of the interest-bearing notes, preferred securities or subordinated debentures and may be redeemed or liquidated prior to the stated maturity date of such instruments for any reason on or after their stated call date or upon the occurrence of certain circumstances at any time. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions on the trust preferred securities are generally treated as interest rather than dividends for federal income tax purposes. Unlike most preferred stocks, distributions received from trust preferred securities are generally not eligible for the dividends received deduction. Certain of the risks unique to trust preferred securities include: (i) distributions on trust preferred securities will be made only if interest payments on the interest-bearing notes, preferred securities or subordinated debentures are made; (ii) a corporation issuing the interest-bearing notes, preferred securities or subordinated debentures may defer interest payments on these instruments for up to 20 consecutive quarters and if such election is made, distributions will not be made on the trust preferred securities during the deferral period; (iii) certain tax or regulatory events may trigger the redemption of the interest-bearing notes, preferred securities or subordinated debentures by the issuing corporation and result in prepayment of the trust preferred securities prior to their stated maturity date; (iv) future legislation may be proposed or enacted that may prohibit the corporation from deducting its interest payments on the interest-bearing notes, preferred securities or subordinated debentures for tax purposes, making redemption of these instruments likely; (v) a corporation may redeem the interest-bearing notes, preferred securities or subordinated debentures in whole at any time or in part from time to time on or after a stated call date; (vi) trust preferred securities holders have very limited voting rights; and (vii) payment of interest on the interest-bearing notes, preferred securities or subordinated debentures, and therefore distributions on the trust preferred securities, is dependent on the financial condition of the issuing corporation.

   Real Estate Investment Trusts. The closed-end funds held by the Portfolio may invest in securities issued by real estate investment trusts or other real estate-related investments. Many factors can have an adverse impact on the performance of a particular real estate investment trust or other real estate-related investments (a "REIT"), including its cash available for distribution, the credit quality of a particular REIT or the real estate industry generally. The success of REITs depends on various factors, including the occupancy and rent levels, appreciation of the underlying property and the ability to raise rents on those properties. Economic recession, overbuilding, tax law changes, higher interest rates or excessive speculation can all negatively impact REITs, their future earnings and share prices.

   Risks associated with the direct ownership of real estate include, among other factors,

     o    general U.S. and global as well as local economic conditions,

     o    decline in real estate values,

     o    possible lack of availability of mortgage funds,

     o    the financial health of tenants,

     o    overbuilding and increased competition for tenants,

     o    oversupply of properties for sale,

     o    changing demographics,

     o    changes in interest rates, tax rates and other operating expenses,

     o    changes in government regulations,

     o    changes in zoning laws,

     o the ability of the owner to provide adequate management, maintenance and insurance,

     o    faulty construction and the ongoing need for capital improvements,

     o    the cost of complying with the Americans with Disabilities Act,

     o regulatory and judicial requirements, including relating to liability for environmental hazards,

     o    natural or man-made disasters,

     o the ongoing financial strength and viability of government sponsored entities, such as Fannie Mae and Freddie Mac,

     o changes in the perception of prospective tenants of the safety, convenience and attractiveness of the properties changes in neighborhood values and buyer demand, and

     o the unavailability of construction financing or mortgage loans at rates acceptable to developers.

   Variations in rental income and space availability and vacancy rates in terms of supply and demand are additional factors affecting real estate generally and REITs in particular. Properties owned by a REIT may not be adequately insured against certain losses and may be subject to significant environmental liabilities, including remediation costs.

   You should also be aware that REITs may not be diversified and are subject to the risks of financing projects. The real estate industry may be cyclical, and, if a fund acquires REIT securities at or near the top of the cycle, there is increased risk of a decline in value of the REIT securities and therefore the value of the units. REITs are also subject to defaults by borrowers and the market's perception of the REIT industry generally.

   Because of their structure, and the legal requirement that they distribute at least 90% of their taxable income to shareholders annually, REITs require frequent amounts of new funding, through both borrowing money and issuing stock. Thus, REITs historically have frequently issued substantial amounts of new equity shares (or equivalents) to purchase or build new properties. This may have adversely affected REIT equity share market prices. Both existing and new share issuances may have an adverse effect on these prices in the future, especially when REITs continue to issue stock when real estate prices are relatively high and stock prices are relatively low.

   Senior Loans. The closed-end funds held by the Portfolio may invest in senior loans issued by banks, other financial institutions, and other investors to corporations, partnerships, limited liability companies and other entities to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings and, to a lesser extent, for general operating and other purposes. Senior loans in which the closed-end funds invest:

     o    generally are of below investment grade credit quality;

     o    may be unrated at the time of investment;

     o generally are not registered with the Securities and Exchange Commission ("SEC") or any state securities commission; and

     o    generally are not listed on any securities exchange.

   An investment by closed-end funds in senior loans involves risk that the borrowers under senior loans may default on their obligations to pay principal or interest when due. Although senior loans may be secured by specific collateral, there can be no assurance that liquidation of collateral would satisfy the borrower's obligation in the event of non-payment or that such collateral could be readily liquidated. Senior loans are typically structured as floating rate instruments in which the interest rate payable on the obligation fluctuates with interest rate changes. As a result, the yield on closed-end funds investing in senior loans will generally decline in a falling interest rate environment and increase in a rising interest rate environment.

   The amount of public information available on senior loans generally will be less extensive than that available for other types of assets. No reliable, active trading market currently exists for many senior loans, although a secondary market for certain senior loans has developed over the past several years. Senior loans are thus relatively illiquid. Liquidity relates to the ability of a closed-end fund to sell an investment in a timely manner at a price approximately equal to its value on the closed-end fund's books. The illiquidity of senior loans may impair a closed-end fund's ability to realized the full value of its assets in the event of a voluntary or involuntary liquidation of such assets. Because of the lack of an active trading market, illiquid securities are also difficult to value and prices provided by external pricing services may not reflect the true value of the securities. However, many senior loans are of a large principal amount and are held by a large number of financial institutions. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The market for senior loans could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates. This could result in increased volatility in the market and in the Portfolio's net asset value.

   If legislation or state or federal regulators impose additional requirements or restrictions on the ability of financial institutions to make loans that are considered highly leveraged transactions, the availability of senior loans for investment by the closed-end funds may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulators require financial institutions to dispose of senior loans that are considered highly leveraged transactions or subject such senior loans to increased regulatory scrutiny, financial institutions may determine to sell such senior loans. Such sales could result in depressed prices. If a closed-end fund attempts to sell a senior loan at a time when a financial institution is engaging in such a sale, the price a closed-end fund could get for the senior loan may be adversely affected.

   Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders. Such court action could under certain circumstances include invalidation of senior loans. Any lender, which could include a closed-end fund, is subject to the risk that a court could find the lender liable for damages in a claim by a borrower arising under the common laws of tort or contracts or anti-fraud provisions of certain securities laws for actions taken or omitted to be taken by the lenders under the relevant terms of a loan agreement or in connection with actions with respect to the collateral underlying the senior loan.

   Foreign Issuers. Since certain of the underlying securities held by certain of the closed-end funds Units are issued by foreign companies, an investment in the Portfolios involves certain investment risks that are different in some respects from an investment in a Portfolio which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant securities, the possibility that the financial condition of the issuers of the securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. In addition, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs in foreign securities markets are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States.

   Securities issued by non-U.S. issuers generally pay income in foreign currencies and principally trade in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various securities.

   There can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the closed-end funds or the Portfolios. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in a Portfolio. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

   Investors should be aware that it may not be possible to buy all securities at the same time because of the unavailability of any security, and restrictions relating to the purchase of a security by reason of the federal securities laws or otherwise.

   Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt securities by a closed-end fund in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these securities by a closed-end fund will generally be effected only in foreign securities markets. Investors should realize that the securities in the closed-end funds might be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the securities will be adversely affected if trading markets for the securities are limited or absent.

   Discount Securities. Certain of the securities held by the closed-end funds in the Portfolio may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount securities at the time they were purchased and deposited in the funds were lower than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of securities purchased at a market discount will increase in value faster than securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of securities purchased at a market discount will decrease faster than securities purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium securities and the prepayment benefit for lower yielding, discount securities will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue.

   Premium Securities. Certain of the securities held by the closed-end funds in the Portfolio may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium securities at the time they were purchased by the fund were higher than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparable securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium security at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed securities have an offering side valuation which represents a premium over par or for original issue discount securities a premium over the accreted value.

     Liquidity. Whether or not the stocks in the Portfolio are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     Additional Units. The Sponsor may create additional Units of the Portfolio by depositing into the Portfolio additional stocks or cash with instructions to purchase additional stocks. A deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Portfolio will pay brokerage fees.

     Voting. Only the Trustee may sell or vote the stocks in the Portfolio. While you may sell or redeem your Units, you may not sell or vote the stocks in your Portfolio. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders.

THE PORTFOLIO

     Investors should note that the selection criteria were applied to the Securities for inclusion in the Portfolio prior to the Initial Date of Deposit. Should a Security no longer meet the criteria used for selection for the Portfolio, such Security will not as a result thereof be removed from the Portfolio.

SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Portfolios. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $82 billion under management or supervision as of September 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that provides a wide range of investment banking, securities, investment management and wealth management services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities as well as providing investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of September 30, 2008, the total stockholders' equity of Van Kampen Funds Inc. was $150,025,763 (unaudited). (This paragraph relates only to the Sponsor and not to the Portfolio or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request). (This paragraph relates only to the Sponsor and not to the Portfolio or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

     The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio.

     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the SEC, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

     The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 856-8487. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Portfolio.

     In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Portfolio. Such records shall include the name and address of, and the number of Units of the Portfolio held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Portfolio.

     Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

     Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TAXATION

   Regulated Investment Companies

   The prospectus contains a discussion of certain U.S. federal income tax issues concerning the Portfolio and the purchase, ownership and disposition of Portfolio Units. The discussion below supplements the prospectus discussion and is qualified in its entirety by the prospectus discussion. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Portfolio Units, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country, or other taxing jurisdiction.

   The federal income tax summary below and in the prospectus is based in part on the advice of counsel to the Portfolio. The Internal Revenue Service could disagree with any conclusions set forth in these discussions. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be held by the Portfolio.

   Certain Portfolios intend to elect and to qualify annually as a regulated investment company under the Code and to comply with applicable distribution requirements so that it will not pay federal income tax on income and capital gains distributed to its Unitholders.

   To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Portfolio must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from qualified publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Portfolio controls (by owning 20% or more of the issuer's outstanding voting securities) and which are engaged in the same, similar or related trades or businesses, or the securities of qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses but excludes net capital gain, if any) and at least 90% of its net tax-exempt interest income, if any, each taxable year.

   As a regulated investment company, the Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to Unitholders. The Portfolio intends to distribute to its Unitholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Portfolio retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Portfolio distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed or taxed during those years. To prevent application of the excise tax, the Portfolio intends to make its distributions in accordance with the calendar year distribution requirement. Further, if the Portfolio retains any net capital gain, the Portfolio may designate the retained amount as undistributed capital gains in a notice to Unitholders who, if subject to federal income tax on long-term capital gains (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Portfolio against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in such a month and paid by the Portfolio during January of the following calendar year. These distributions will be taxable to Unitholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

   If the Portfolio failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Portfolio would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its Unitholders) and all distributions out of earnings and profits would be taxed to Unitholders as ordinary dividend income.

   Investors should consult their tax advisors concerning the federal, state, local, and foreign tax consequences of investing in the Portfolio based on their individual circumstances.

PORTFOLIO TERMINATION

     A Portfolio may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of the Portfolio then outstanding or by the Trustee when the value of the Securities owned by the Portfolio, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000). A Portfolio will be liquidated by the Trustee in the event that a sufficient number of Units of the Portfolio not yet sold are tendered for redemption by the Sponsor, so that the net worth of the Portfolio would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Portfolio. If a Portfolio is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

     Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of a Portfolio. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 45 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the Portfolios. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. The Trustee will deduct from the funds of a Portfolio any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Portfolio upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of a Portfolio his pro rata share of the balance of the Income and Capital Accounts of the Portfolio.

     The Sponsor may, but is not obligated to, offer for sale units of a subsequent series of the Portfolios. There is, however, no assurance that units of any new series of a Portfolio will be offered for sale at that time, or if offered, that there will be sufficient units available for sale to meet the requests of any or all Unitholders.

     Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.











                             Information Supplement


                           Strategic Closed-End Trust
                  (Senior Loan and Limited Duration Portfolio)

--------------------------------------------------------------------------------

     This Information Supplement provides additional information concerning the risks and operations of the Portfolio which is not described in the prospectus. You should read this Information Supplement in conjunction with the prospectus. This Information Supplement is not a prospectus (but is incorporated into the prospectus by reference). It does not include all of the information that you should consider before investing in the Portfolio. This Information Supplement may not be used to offer or sell Units without the prospectus. You can obtain copies of the prospectus by contacting the Sponsor's unit investment trust division at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555, or by contacting your broker. This Information Supplement is dated as of the date of the prospectus. All capitalized terms have been defined in the prospectus.

                                Table of Contents

                                                           Page

                           Risk Factors                       2
                           The Portfolio                      6
                           Sponsor Information                6
                           Trustee Information                7
                           Taxation                           7
                           Portfolio Termination              9





Van Kampen
Investments




RISK FACTORS

   Closed-End Funds. Closed-end funds' portfolios are managed and their shares are generally listed on a securities exchange. The net asset value of closed-end fund shares will fluctuate with changes in the value of the underlying securities that the closed-end fund owns. In addition, for various reasons closed-end fund shares frequently trade at a discount from their net asset value in the secondary market. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds' articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting a fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of a fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including the Portfolio) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that a fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those closed-end fund shares that were purchased by the Portfolio at a premium. In the unlikely event that a closed-end fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss in value to the Portfolio since shares of open-end funds trade at net asset value. Certain closed-end funds may have in place or may put in place in the future plans pursuant to which the fund may repurchase its own shares in the marketplace. Typically, these plans are put in place in an attempt by a fund's board of directors to reduce a discount on its share price. To the extent that such a plan is implemented and shares owned by the Portfolio are repurchased by a fund, the Portfolio's position in that fund will be reduced and the cash will be distributed.

   The Portfolio is prohibited from subscribing to a rights offering for shares of any of the closed-end funds in which it invests. In the event of a rights offering for additional shares of a fund, Unitholders should expect that the Portfolio will, at the completion of the offer, own a smaller proportional interest in such fund that would otherwise be the case. It is not possible to determine the extent of this dilution in share ownership without knowing what proportion of the shares in a rights offering will be subscribed. This may be particularly serious when the subscription price per share for the offer is less than the fund's net asset value per share. Assuming that all rights are exercised and there is no change in the net asset value per share, the aggregate net asset value of each shareholder's shares of common stock should decrease as a result of the offer. If a fund's subscription price per share is below that fund's net asset value per share at the expiration of the offer, shareholders would experience an immediate dilution of the aggregate net asset value of their shares of common stock as a result of the offer, which could be substantial.

   Closed-end funds may use leveraging in their portfolios. Leveraging can be expected to cause increased price volatility for those fund's shares, and as a result, increased volatility for the price of the Units of the Portfolio. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

   Senior Loans. The closed-end funds in the Portfolio may invest in senior loans issued by banks, other financial institutions, and other investors to corporations, partnerships, limited liability companies and other entities to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings and, to a lesser extent, for general operating and other purposes. Senior loans in which the closed-end funds invest:

     o    generally are of below investment grade credit quality;

     o    may be unrated at the time of investment;

     o generally are not registered with the Securities and Exchange Commission ("SEC") or any state securities commission; and

     o    generally are not listed on any securities exchange.

   An investment by closed-end funds in senior loans involves risk that the borrowers under senior loans may default on their obligations to pay principal or interest when due. Although senior loans may be secured by specific collateral, there can be no assurance that liquidation of collateral would satisfy the borrower's obligation in the event of non-payment or that such collateral could be readily liquidated. Senior loans are typically structured as floating rate instruments in which the interest rate payable on the obligation fluctuates with interest rate changes. As a result, the yield on closed-end funds investing in senior loans will generally decline in a falling interest rate environment and increase in a rising interest rate environment.

   The amount of public information available on senior loans generally will be less extensive than that available for other types of assets. No reliable, active trading market currently exists for many senior loans, although a secondary market for certain senior loans has developed over the past several years. Senior loans are thus relatively illiquid. Liquidity relates to the ability of a closed-end fund to sell an investment in a timely manner at a price approximately equal to its value on the closed-end fund's books. The illiquidity of senior loans may impair a closed-end fund's ability to realized the full value of its assets in the event of a voluntary or involuntary liquidation of such assets. Because of the lack of an active trading market, illiquid securities are also difficult to value and prices provided by external pricing services may not reflect the true value of the securities. However, many senior loans are of a large principal amount and are held by a large number of financial institutions. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The market for senior loans could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates. This could result in increased volatility in the market and in the Portfolio's net asset value.

   If legislation or state or federal regulators impose additional requirements or restrictions on the ability of financial institutions to make loans that are considered highly leveraged transactions, the availability of senior loans for investment by the closed-end funds may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulators require financial institutions to dispose of senior loans that are considered highly leveraged transactions or subject such senior loans to increased regulatory scrutiny, financial institutions may determine to sell such senior loans. Such sales could result in depressed prices. If a closed-end fund attempts to sell a senior loan at a time when a financial institution is engaging in such a sale, the price a closed-end fund could get for the senior loan may be adversely affected.

   Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders. Such court action could under certain circumstances include invalidation of senior loans. Any lender, which could include a closed-end fund, is subject to the risk that a court could find the lender liable for damages in a claim by a borrower arising under the common laws of tort or contracts or anti-fraud provisions of certain securities laws for actions taken or omitted to be taken by the lenders under the relevant terms of a loan agreement or in connection with actions with respect to the collateral underlying the senior loan.

   High-Yield Securities. An investment in Units of the Portfolio should be made with an understanding of the risks that an investment in "high-yield, high-risk" debt obligations or "junk" obligations may entail, including increased credit risks and the risk that the value of the Units will decline, and may decline precipitously, with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of debt obligations generally. Certain of the securities included in the funds in the Portfolio may be subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding, higher-rated securities, and their value may decline precipitously because of increases in interest rates, not only because the increases in rates generally decrease values, but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high-yield, high-risk securities resulting in a higher incidence of defaults among high-yield, high-risk securities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. For an issuer that has outstanding both senior commercial bank debt and subordinated high-yield, high-risk securities, an increase in interest rates will increase that issuer's interest expense insofar as the interest rate on the bank debt is fluctuating. However, many leveraged issuers enter into interest rate protection agreements to fix or cap the interest rate on a large portion of their bank debt. This reduces exposure to increasing rates, but reduces the benefit to the issuer of declining rates. The sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future.

   "High-yield" or "junk" securities, the generic names for securities rated below BBB by Standard & Poor's, or below Baa by Moody's, are frequently issued by corporations in the growth stage of their development, by established companies whose operations or industries are depressed or by highly leveraged companies purchased in leveraged buyout transactions. The market for high-yield securities is very specialized and investors in it have been predominantly financial institutions. High-yield securities are generally not listed on a national securities exchange. Trading of high- yield securities, therefore, takes place primarily in over-the-counter markets that consist of groups of dealer firms that are typically major securities firms. Because the high-yield security market is a dealer market, rather than an auction market, no single obtainable price for a given security prevails at any given time. Prices are determined by negotiation between traders. The existence of a liquid trading market for the securities may depend on whether dealers will make a market in the securities. There can be no assurance that a market will be made for any of the securities, that any market for the securities will be maintained or of the liquidity of the securities in any markets made. Not all dealers maintain markets in all high-yield securities. Therefore, since there are fewer traders in these securities than there are in "investment grade" securities, the bid-offer spread is usually greater for high-yield securities than it is for investment grade securities. The price at which the securities may be sold and the value of the Portfolio will be adversely affected if trading markets for the securities are limited or absent. If the rate of redemptions is great, the value of the Portfolio may decline to a level that requires liquidation.

   Lower-rated securities tend to offer higher yields than higher-rated securities with the same maturities because the creditworthiness of the issuers of lower-rated securities may not be as strong as that of other issuers. Moreover, if a security is recharacterized as equity by the Internal Revenue Service for federal income tax purposes, the issuer's interest deduction with respect to the security will be disallowed and this disallowance may adversely affect the issuer's credit rating. Because investors generally perceive that there are greater risks associated with the lower-rated securities in the funds in the Portfolio, the yields and prices of these securities tend to fluctuate more than higher- rated securities with changes in the perceived quality of the credit of their issuers. In addition, the market value of high-yield, high-risk securities may fluctuate more than the market value of higher-rated securities since these securities tend to reflect short-term credit development to a greater extent than higher-rated securities. Lower-rated securities generally involve greater risks of loss of income and principal than higher-rated securities. Issuers of lower-rated securities may possess fewer creditworthiness characteristics than issuers of higher-rated securities and, especially in the case of issuers whose obligations or credit standing have recently been downgraded, may be subject to claims by debtholders, owners of property leased to the issuer or others which, if sustained, would make it more difficult for the issuers to meet their payment obligations. High-yield, high-risk securities are also affected by variables such as interest rates, inflation rates and real growth in the economy. Therefore, investors should consider carefully the relative risks associated with investment in securities that carry lower ratings.

   The value of the shares of the closed-end funds reflects the value of the portfolio securities, including the value (if any) of securities in default. Should the issuer of any security default in the payment of principal or interest, the closed-end funds in the Portfolio may incur additional expenses seeking payment on the defaulted security. Because amounts (if any) recovered by the funds in payment under the defaulted security may not be reflected in the value of the fund shares until actually received by the funds, and depending upon when a Unitholder purchases or sells his or her Units, it is possible that a Unitholder would bear a portion of the cost of recovery without receiving any portion of the payment recovered.

   High-yield, high-risk securities are generally subordinated obligations. The payment of principal (and premium, if any), interest and sinking fund requirements with respect to subordinated obligations of an issuer is subordinated in right of payment to the payment of senior obligations of the issuer. Senior obligations generally include most, if not all, significant debt obligations of an issuer, whether existing at the time of issuance of subordinated debt or created thereafter. Upon any distribution of the assets of an issuer with subordinated obligations upon dissolution, total or partial liquidation or reorganization of or similar proceeding relating to the issuer, the holders of senior indebtedness will be entitled to receive payment in full before holders of subordinated indebtedness will be entitled to receive any payment. Moreover, generally no payment with respect to subordinated indebtedness may be made while there exists a default with respect to any senior indebtedness. Thus, in the event of insolvency, holders of senior indebtedness of an issuer generally will recover more, ratably, than holders of subordinated indebtedness of that issuer.

   Obligations that are rated lower than "BBB" by Standard & Poor's, or "Baa" by Moody's, respectively, should be considered speculative as such ratings indicate a quality of less than investment grade. Investors should carefully review the objective of the Portfolio and consider their ability to assume the risks involved before making an investment in the Portfolio.

   Foreign Issuers. Since certain of the underlying securities held by certain of the closed-end funds Units are issued by foreign companies, an investment in the Portfolio involves certain investment risks that are different in some respects from an investment in a Portfolio which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant securities, the possibility that the financial condition of the issuers of the securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. In addition, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs in foreign securities markets are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States.

   Securities issued by non-U.S. issuers generally pay income in foreign currencies and principally trade in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various securities.

   There can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the closed-end funds or the Portfolio. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Portfolio. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

   Investors should be aware that it may not be possible to buy all securities at the same time because of the unavailability of any security, and restrictions relating to the purchase of a security by reason of the federal securities laws or otherwise.

   Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt securities by a closed-end fund in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these securities by a closed-end fund will generally be effected only in foreign securities markets. Investors should realize that the securities in the closed-end funds might be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the securities will be adversely affected if trading markets for the securities are limited or absent.

   Discount Securities. Certain of the securities held by the closed-end funds in the Portfolio may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount securities at the time they were purchased and deposited in the funds were lower than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of securities purchased at a market discount will increase in value faster than securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of securities purchased at a market discount will decrease faster than securities purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium securities and the prepayment benefit for lower yielding, discount securities will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue.

   Premium Securities. Certain of the securities held by the closed-end funds in the Portfolio may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium securities at the time they were purchased by the fund were higher than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparable securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium security at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed securities have an offering side valuation which represents a premium over par or for original issue discount securities a premium over the accreted value.

   Liquidity. Whether or not the stocks in the Portfolio are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

   Additional Units. The Sponsor may create additional Units of the Portfolio by depositing into the Portfolio additional stocks or cash with instructions to purchase additional stocks. A deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Portfolio will pay brokerage fees.

   Voting. Only the Trustee may sell or vote the stocks in the Portfolio. While you may sell or redeem your Units, you may not sell or vote the stocks in your Portfolio. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders.

THE PORTFOLIO

   Investors should note that the selection criteria were applied to the Securities for inclusion in the Portfolio prior to the Initial Date of Deposit. Should a Security no longer meet the criteria used for selection for the Portfolio, such Security will not as a result thereof be removed from the Portfolio.

SPONSOR INFORMATION

   Van Kampen Funds Inc. is the Sponsor of the Portfolio. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $82 billion under management or supervision as of September 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities as well as providing, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of September 30, 2008, the total stockholders' equity of Van Kampen Funds Inc. was $150,025,763 (unaudited). (This paragraph relates only to the Sponsor and not to the Portfolio or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

   The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

   The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 856-8487. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Portfolio.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Portfolio. Such records shall include the name and address of, and the number of Units of the Portfolio held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Portfolio.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TAXATION

   Regulated Investment Companies

   The prospectus contains a discussion of certain U.S. federal income tax issues concerning the Portfolio and the purchase, ownership and disposition of Portfolio Units. The discussion below supplements the prospectus discussion and is qualified in its entirety by the prospectus discussion. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Portfolio Units, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country, or other taxing jurisdiction.

   The federal income tax summary below and in the prospectus is based in part on the advice of counsel to the Portfolio. The Internal Revenue Service could disagree with any conclusions set forth in these discussions. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be held by the Portfolio.

   The Portfolio intends to elect and to qualify annually as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and to comply with applicable distribution requirements so that it will not pay federal income tax on income and capital gains distributed to its Unitholders.

   To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Portfolio must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from qualified publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Portfolio controls (by owning at least 20% of such issuer's outstanding voting securities) and which are engaged in the same, similar or related trades or businesses, or the securities of qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses but excludes net capital gain, if any) and at least 90% of its net tax-exempt interest income, if any, each taxable year.

   As a regulated investment company, a Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to Unitholders. Your Portfolio intends to distribute to its Unitholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Portfolio retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Portfolio distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed or taxed during those years. To prevent application of the excise tax, your Portfolio intends to make its distributions in accordance with the calendar year distribution requirement. Further, if your Portfolio retains any net capital gain, the Portfolio may designate the retained amount as undistributed capital gains in a notice to Unitholders who, if subject to federal income tax on long-term capital gains (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Portfolio against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in such a month and paid by the Portfolio during January of the following calendar year. These distributions will be taxable to Unitholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

   If a Portfolio failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Portfolio would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its Unitholders) and all distributions out of earnings and profits would be taxed to Unitholders as ordinary dividend income.

   If a Portfolio is treated as holding directly or indirectly 10 percent or more of the combined voting power of the stock of a foreign corporation, and all U.S. shareholders collectively own more than 50 percent of the vote or value of the stock of such corporation, the foreign corporation may be treated as a "controlled foreign corporation" (a "CFC") for U.S. federal income tax purposes. In such circumstances, a Portfolio will be required to include certain types of passive income and certain other types of income relating to insurance, sales and services with related parties and oil related income in the Portfolio's taxable income whether or not such income is distributed.

   If a Portfolio holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Portfolio could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its Unitholders. A Portfolio will not be able to pass through to its Unitholders any credit or deduction for such taxes. A Portfolio may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Portfolio would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

   Investors should consult their tax advisors concerning the federal, state, local, and foreign tax consequences of investing in a Portfolio based on their individual circumstances.

PORTFOLIO TERMINATION

   The Portfolio may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of the Portfolio then outstanding or by the Trustee when the value of the Securities owned by the Portfolio, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000). The Portfolio will be liquidated by the Trustee in the event that a sufficient number of Units of the Portfolio not yet sold are tendered for redemption by the Sponsor, so that the net worth of the Portfolio would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Portfolio. If the Portfolio is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

   Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Portfolio. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 45 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the Portfolio. Unitholders who do not, request an in kind distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the Portfolio any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in the Portfolio upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of the Portfolio his pro rata share of the balance of the Income and Capital Accounts of the Portfolio.

   The Sponsor may, but is not obligated to, offer for sale units of a subsequent series of the Portfolio. There is, however, no assurance that units of any new series of the Portfolio will be offered for sale at that time, or if offered, that there will be sufficient units available for sale to meet the requests of any or all Unitholders.

   Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.











                             Information Supplement

                     Cohen & Steers Master Income Portfolio

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   This Information Supplement provides additional information concerning the risks and operations of the Portfolio which is not described in the prospectus. You should read this Information Supplement in conjunction with the prospectus. This Information Supplement is not a prospectus (but is incorporated into the prospectus by reference). It does not include all of the information that you should consider before investing in the Portfolio. This Information Supplement may not be used to offer or sell Units without the prospectus. You can obtain copies of the prospectus by contacting the Sponsor's unit investment trust division at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the prospectus. All capitalized terms have been defined in the prospectus.

                                Table of Contents

                                                       Page

                Risk Factors                             2
                The Portfolio                            4
                Sponsor Information                      4
                Trustee Information                      5
                Taxation                                 6
                Portfolio Termination                    7






Van Kampen
Investments




RISK FACTORS

   Closed-End Funds. Closed-end funds' portfolios are managed and their shares are generally listed on a securities exchange. The net asset value of closed-end fund shares will fluctuate with changes in the value of the underlying securities that the closed-end fund owns. In addition, for various reasons closed-end fund shares frequently trade at a discount from their net asset value in the secondary market. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds' articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting a fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of a fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including the Portfolio) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that a fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those closed-end fund shares that were purchased by the Portfolio at a premium. In the unlikely event that a closed-end fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss in value to the Portfolio since shares of open-end funds trade at net asset value. Certain closed-end funds may have in place or may put in place in the future plans pursuant to which the fund may repurchase its own shares in the marketplace. Typically, these plans are put in place in an attempt by a fund's board of directors to reduce a discount on its share price. To the extent that such a plan is implemented and shares owned by the Portfolio are repurchased by a fund, the Portfolio's position in that fund will be reduced and the cash will be distributed.

   The Portfolio is prohibited from subscribing to a rights offering for shares of any of the closed-end funds in which it invests. In the event of a rights offering for additional shares of a fund, Unitholders should expect that the Portfolio will, at the completion of the offer, own a smaller proportional interest in such fund that would otherwise be the case. It is not possible to determine the extent of this dilution in share ownership without knowing what proportion of the shares in a rights offering will be subscribed. This may be particularly serious when the subscription price per share for the offer is less than the fund's net asset value per share. Assuming that all rights are exercised and there is no change in the net asset value per share, the aggregate net asset value of each shareholder's shares of common stock should decrease as a result of the offer. If a fund's subscription price per share is below that fund's net asset value per share at the expiration of the offer, shareholders would experience an immediate dilution of the aggregate net asset value of their shares of common stock as a result of the offer, which could be substantial.

   Closed-end funds may use leveraging in their portfolios. Leveraging can be expected to cause increased price volatility for those fund's shares, and as a result, increased volatility for the price of the Units of the Portfolio. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

   High-Yield Securities. An investment in Units of the Portfolio should be made with an understanding of the risks that an investment in "high-yield, high-risk" debt obligations or "junk" obligations may entail, including increased credit risks and the risk that the value of the Units will decline, and may decline precipitously, with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of debt obligations generally. Certain of the securities included in the funds in the Portfolio may be subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding, higher-rated securities, and their value may decline precipitously because of increases in interest rates, not only because the increases in rates generally decrease values, but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high-yield, high-risk securities resulting in a higher incidence of defaults among high-yield, high-risk securities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. For an issuer that has outstanding both senior commercial bank debt and subordinated high-yield, high-risk securities, an increase in interest rates will increase that issuer's interest expense insofar as the interest rate on the bank debt is fluctuating. However, many leveraged issuers enter into interest rate protection agreements to fix or cap the interest rate on a large portion of their bank debt. This reduces exposure to increasing rates, but reduces the benefit to the issuer of declining rates. The sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future.

   "High-yield" or "junk" securities, the generic names for securities rated below BBB by Standard & Poor's, or below Baa by Moody's, are frequently issued by corporations in the growth stage of their development, by established companies whose operations or industries are depressed or by highly leveraged companies purchased in leveraged buyout transactions. The market for high-yield securities is very specialized and investors in it have been predominantly financial institutions. High-yield securities are generally not listed on a national securities exchange. Trading of high- yield securities, therefore, takes place primarily in over-the-counter markets that consist of groups of dealer firms that are typically major securities firms. Because the high-yield security market is a dealer market, rather than an auction market, no single obtainable price for a given security prevails at any given time. Prices are determined by negotiation between traders. The existence of a liquid trading market for the securities may depend on whether dealers will make a market in the securities. There can be no assurance that a market will be made for any of the securities, that any market for the securities will be maintained or of the liquidity of the securities in any markets made. Not all dealers maintain markets in all high-yield securities. Therefore, since there are fewer traders in these securities than there are in "investment grade" securities, the bid-offer spread is usually greater for high-yield securities than it is for investment grade securities. The price at which the securities may be sold and the value of the Portfolio will be adversely affected if trading markets for the securities are limited or absent. If the rate of redemptions is great, the value of the Portfolio may decline to a level that requires liquidation.

   Lower-rated securities tend to offer higher yields than higher-rated securities with the same maturities because the creditworthiness of the issuers of lower-rated securities may not be as strong as that of other issuers. Moreover, if a security is recharacterized as equity by the Internal Revenue Service for federal income tax purposes, the issuer's interest deduction with respect to the security will be disallowed and this disallowance may adversely affect the issuer's credit rating. Because investors generally perceive that there are greater risks associated with the lower-rated securities in the funds in the Portfolio, the yields and prices of these securities tend to fluctuate more than higher- rated securities with changes in the perceived quality of the credit of their issuers. In addition, the market value of high-yield, high-risk securities may fluctuate more than the market value of higher-rated securities since these securities tend to reflect short-term credit development to a greater extent than higher-rated securities. Lower-rated securities generally involve greater risks of loss of income and principal than higher-rated securities. Issuers of lower-rated securities may possess fewer creditworthiness characteristics than issuers of higher-rated securities and, especially in the case of issuers whose obligations or credit standing have recently been downgraded, may be subject to claims by debtholders, owners of property leased to the issuer or others which, if sustained, would make it more difficult for the issuers to meet their payment obligations. High-yield, high-risk securities are also affected by variables such as interest rates, inflation rates and real growth in the economy. Therefore, investors should consider carefully the relative risks associated with investment in securities that carry lower ratings.

   The value of the shares of the closed-end funds reflects the value of the portfolio securities, including the value (if any) of securities in default. Should the issuer of any security default in the payment of principal or interest, the closed-end funds in the Portfolio may incur additional expenses seeking payment on the defaulted security. Because amounts (if any) recovered by the funds in payment under the defaulted security may not be reflected in the value of the fund shares until actually received by the funds, and depending upon when a Unitholder purchases or sells his or her Units, it is possible that a Unitholder would bear a portion of the cost of recovery without receiving any portion of the payment recovered.

   High-yield, high-risk securities are generally subordinated obligations. The payment of principal (and premium, if any), interest and sinking fund requirements with respect to subordinated obligations of an issuer is subordinated in right of payment to the payment of senior obligations of the issuer. Senior obligations generally include most, if not all, significant debt obligations of an issuer, whether existing at the time of issuance of subordinated debt or created thereafter. Upon any distribution of the assets of an issuer with subordinated obligations upon dissolution, total or partial liquidation or reorganization of or similar proceeding relating to the issuer, the holders of senior indebtedness will be entitled to receive payment in full before holders of subordinated indebtedness will be entitled to receive any payment. Moreover, generally no payment with respect to subordinated indebtedness may be made while there exists a default with respect to any senior indebtedness. Thus, in the event of insolvency, holders of senior indebtedness of an issuer generally will recover more, ratably, than holders of subordinated indebtedness of that issuer.

   Obligations that are rated lower than "BBB" by Standard & Poor's, or "Baa" by Moody's, respectively, should be considered speculative as such ratings indicate a quality of less than investment grade. Investors should carefully review the objective of the Portfolio and consider their ability to assume the risks involved before making an investment in the Portfolio.

   Discount Securities. Certain of the securities held by the closed-end funds in the Portfolio may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount securities at the time they were purchased and deposited in the funds were lower than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of securities purchased at a market discount will increase in value faster than securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of securities purchased at a market discount will decrease faster than securities purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium securities and the prepayment benefit for lower yielding, discount securities will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue.

   Premium Securities. Certain of the securities held by the closed-end funds in the Portfolio may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium securities at the time they were purchased by the fund were higher than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparable securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium security at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed securities have an offering side valuation which represents a premium over par or for original issue discount securities a premium over the accreted value.

   Liquidity. Whether or not the stocks in the Portfolio are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

   Additional Units. The Sponsor may create additional Units of the Portfolio by depositing into the Portfolio additional stocks or cash with instructions to purchase additional stocks. A deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Portfolio will pay brokerage fees.

   Voting. Only the Trustee may sell or vote the stocks in the Portfolio. While you may sell or redeem your Units, you may not sell or vote the stocks in your Portfolio. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders.

THE PORTFOLIO

     Investors should note that the selection criteria were applied to the Securities for inclusion in the Portfolio prior to the Initial Date of Deposit. Should a Security no longer meet the criteria used for selection for the Portfolio, such Security will not as a result thereof be removed from the Portfolio.

SPONSOR INFORMATION

   Van Kampen Funds Inc. is the Sponsor of the Portfolio. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that services more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $82 billion under management or supervision as of September 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that provides a wide range of investment banking securities, investment management and wealth management services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities as well as providing investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of September 30, 2008, the total stockholders' equity of Van Kampen Funds Inc. was $150,025,763 (unaudited). (This paragraph relates only to the Sponsor and not to the Portfolio or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

   The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

   The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 856-8487. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Portfolio.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Portfolio. Such records shall include the name and address of, and the number of Units of the Portfolio held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Portfolio.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

     Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TAXATION

   Regulated Investment Companies

   The prospectus contains a discussion of certain U.S. federal income tax issues concerning the Portfolios and the purchase, ownership and disposition of Portfolio Units. The discussion below supplements the prospectus discussion and is qualified in its entirety by the prospectus discussion. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Portfolio Units, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country, or other taxing jurisdiction.

   The federal income tax summary below and in the prospectus is based in part on the advice of counsel to the Portfolios. The Internal Revenue Service could disagree with any conclusions set forth in these discussions. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be held by the Portfolios.

   Certain Portfolios intend to elect and to qualify annually as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and to comply with applicable distribution requirements so that it will not pay federal income tax on income and capital gains distributed to its Unitholders.

   To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Portfolio must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from qualified publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Portfolio controls (by owning at least 20% of such issuer's outstanding voting securities) and which are engaged in the same, similar or related trades or businesses, or the securities of qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses but excludes net capital gain, if any) and at least 90% of its net tax-exempt interest income, if any, each taxable year.

   As a regulated investment company, a Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to Unitholders. Your Portfolio intends to distribute to its Unitholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Portfolio retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Portfolio distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed or taxed during those years. To prevent application of the excise tax, your Portfolio intends to make its distributions in accordance with the calendar year distribution requirement. Further, if your Portfolio retains any net capital gain, the Portfolio may designate the retained amount as undistributed capital gains in a notice to Unitholders who, if subject to federal income tax on long-term capital gains (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Portfolio against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in such a month and paid by the Portfolio during January of the following calendar year. These distributions will be taxable to Unitholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

   If a Portfolio failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Portfolio would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its Unitholders) and all distributions out of earnings and profits would be taxed to Unitholders as ordinary dividend income.

   If a Portfolio is treated as holding directly or indirectly 10 percent or more of the combined voting power of the stock of a foreign corporation, and all U.S. shareholders collectively own more than 50 percent of the vote or value of the stock of such corporation, the foreign corporation may be treated as a "controlled foreign corporation" (a "CFC") for U.S. federal income tax purposes. In such circumstances, a Portfolio will be required to include certain types of passive income and certain other types of income relating to insurance, sales and services with related parties and oil related income in the Portfolio's taxable income whether or not such income is distributed.

   If a Portfolio holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Portfolio could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its Unitholders. A Portfolio will not be able to pass through to its Unitholders any credit or deduction for such taxes. A Portfolio may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Portfolio would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

   Investors should consult their tax advisors concerning the federal, state, local, and foreign tax consequences of investing in a Portfolio based on their individual circumstances.

PORTFOLIO TERMINATION

   The Portfolio may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of the Portfolio then outstanding or by the Trustee when the value of the Securities owned by the Portfolio, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000). The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

   Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Portfolio. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 45 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the Portfolio. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the Portfolio any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in the Portfolio upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of the Portfolio his pro rata share of the balance of the Income and Capital Accounts of the Portfolio.

   The Sponsor may, but is not obligated to, offer for sale units of a subsequent series of the Portfolio. There is, however, no assurance that units of any new series of the Portfolio will be offered for sale at that time, or if offered, that there will be sufficient units available for sale to meet the requests of any or all Unitholders.

   Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.










                             Information Supplement

       Cohen & Steers Master Municipal Income Portfolio - National Series

      Cohen & Steers Master Municipal Income Portfolio - California Series

       Cohen & Steers Master Municipal Income Portfolio - New York Series

--------------------------------------------------------------------------------

   This Information Supplement provides additional information concerning the risks and operations of the Portfolios which is not described in the prospectus. You should read this Information Supplement in conjunction with the prospectus. This Information Supplement is not a prospectus (but is incorporated into the prospectus by reference). It does not include all of the information that you should consider before investing in the Portfolios. This Information Supplement may not be used to offer or sell Units without the prospectus. You can obtain copies of the prospectus by contacting the Sponsor's unit investment trust division at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555, or by contacting your broker. This Information Supplement is dated as of the date of the prospectus. All capitalized terms have been defined in the prospectus.

                                Table of Contents

                                                          Page

                           Risk Factors                      2
                           Sponsor Information              16
                           Trustee Information              17
                           Taxation                         18
                           Portfolio Termination            19





Van Kampen
Investments




RISK FACTORS

   Closed-End Funds. Closed-end funds' portfolios are managed and their shares are generally listed on a securities exchange. The net asset value of closed-end fund shares will fluctuate with changes in the value of the underlying securities that the closed-end fund owns. In addition, for various reasons closed-end fund shares frequently trade at a discount from their net asset value in the secondary market. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds' articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting a fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of a fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including a Portfolio) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that a fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those closed-end fund shares that were purchased by a Portfolio at a premium. In the unlikely event that a closed-end fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss in value to the Portfolio since shares of open-end funds trade at net asset value. Certain closed-end funds may have in place or may put in place in the future plans pursuant to which the fund may repurchase its own shares in the marketplace. Typically, these plans are put in place in an attempt by a fund's board of directors to reduce a discount on its share price. To the extent that such a plan is implemented and shares owned by a Portfolio are repurchased by a fund, the Portfolio's position in that fund will be reduced and the cash will be distributed.

   A Portfolio is prohibited from subscribing to a rights offering for shares of any of the closed-end funds in which it invests. In the event of a rights offering for additional shares of a fund, Unitholders should expect that a Portfolio will, at the completion of the offer, own a smaller proportional interest in such fund that would otherwise be the case. It is not possible to determine the extent of this dilution in share ownership without knowing what proportion of the shares in a rights offering will be subscribed. This may be particularly serious when the subscription price per share for the offer is less than the fund's net asset value per share. Assuming that all rights are exercised and there is no change in the net asset value per share, the aggregate net asset value of each shareholder's shares of common stock should decrease as a result of the offer. If a fund's subscription price per share is below that fund's net asset value per share at the expiration of the offer, shareholders would experience an immediate dilution of the aggregate net asset value of their shares of common stock as a result of the offer, which could be substantial.

   Closed-end funds may use leveraging in their portfolios. Leveraging can be expected to cause increased price volatility for those fund's shares, and as a result, increased volatility for the price of the Units of a Portfolio. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

   Municipal Bonds. The closed-end funds in the Portfolio invest in certain types of bonds described below. Accordingly, an investment in the Portfolio should be made with an understanding of the characteristics of and risks associated with such bonds.

   Certain of the bonds in a closed-end fund may be general obligations of a governmental entity that are backed by the taxing power of such entity. Other bonds are revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. There are, of course, variations in the security of the different bonds in a closed-end fund, both within a particular classification and between classifications, depending on numerous factors.

   Certain of the bonds in a closed-end fund may be obligations which derive their payments from mortgage loans. Certain of such housing bonds may be FHA insured or may be single family mortgage revenue bonds issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period. Additionally, unusually high rates of default on the underlying mortgage loans may reduce revenues available for the payment of principal of or interest on such mortgage revenue bonds. In each case the issuer of the bonds has covenanted to comply with applicable requirements and bond counsel to such issuer has issued an opinion that the interest on the bonds is exempt from Federal income tax under existing laws and regulations. Certain issuers of housing bonds have considered various ways to redeem bonds they have issued prior to the stated first redemption dates for such bonds.

   Certain of the bonds in a closed-end fund may be health care revenue bonds. Ratings of bonds issued for health care facilities are often based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including, among other things, demand for services and the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other health care facilities, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, the cost and possible unavailability of malpractice insurance, the funding of Medicare, Medicaid and other similar third party pay or programs, government regulation and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party pay or programs.

   Certain of the bonds in a closed-end fund may be obligations of public utility issuers, including those selling wholesale and retail electric power and gas. General problems of such issuers would include the difficulty in financing large construction programs in an inflationary period, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. In addition, Federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the bonds in a closed-end fund to make payments of principal and/or interest on such bonds.

   Certain of the bonds in a closed-end fund may be obligations of issuers whose revenues are derived from the sale of water and/or sewerage services. Such bonds are generally payable from user fees. The problems of such issuers include the ability to obtain timely and adequate rate increases, population decline resulting in decreased user fees, the difficulty of financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, the increasing difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no-growth" zoning ordinances.

   Certain of the bonds in a closed-end fund may be industrial revenue bonds ("IRBs"). IRBs have generally been issued under bond resolutions pursuant to which the revenues and receipts payable under the arrangements with the operator of a particular project have been assigned and pledged to purchasers. In some cases, a mortgage on the underlying project may have been granted as security for the IRBs. Regardless of the structure, payment of IRBs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or environmentally-caused illnesses, extensive competition and financial deterioration resulting from a corporate restructuring pursuant to a leveraged buy-out, takeover or otherwise. Such a restructuring may result in the operator of a project becoming highly leveraged which may impact on such operator's creditworthiness which in turn would have an adverse impact on the rating and/or market value of such bonds. Further, the possibility of such a restructuring may have an adverse impact on the market for and consequently the value of such bonds, even though no actual takeover or other action is ever contemplated or effected.

   Certain of the bonds in a closed-end fund may be obligations that are secured by lease payments of a governmental entity (hereinafter called "lease obligations"). Lease obligations are often in the form of certificates of participation. Although the lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to appropriate for and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. A governmental entity that enters into such a lease agreement cannot obligate future governments to appropriate for and make lease payments but covenants to take such action as is necessary to include any lease payments due in its budgets and to make the appropriations therefor. A governmental entity's failure to appropriate for and to make payments under its lease obligation could result in insufficient funds available for payment of the obligations secured thereby. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult.

   Certain of the bonds in a closed-end fund may be obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes or for higher education systems, from tuition, dormitory revenues, grants and endowments. General problems relating to school bonds include litigation contesting the state constitutionality of financing public education in part from ad valorem taxes, thereby creating a disparity in educational funds available to schools in wealthy areas and schools in poor areas. Litigation or legislation on this issue may affect the sources of funds available for the payment of school bonds. General problems relating to college and university obligations include the prospect of a declining percentage of the population consisting of "college" age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding, and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

   Certain of the bonds in a closed-end fund may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for leases, occupancy of certain terminal space and service fees. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. From time to time the air transport industry has experienced significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines have experienced severe financial difficulties. Similarly, payment on bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

   Certain of the bonds in a closed-end fund may be obligations which are payable from and secured by revenues derived from the operation of resource recovery facilities. Resource recovery facilities are designed to process solid waste, generate steam and convert steam to electricity. Resource recovery bonds may be subject to extraordinary optional redemption at par upon the occurrence of certain circumstances, including but not limited to: destruction or condemnation of a project; contracts relating to a project becoming void, unenforceable or impossible to perform; changes in the economic availability of raw materials, operating supplies or facilities necessary for the operation of a project or technological or other unavoidable changes adversely affecting the operation of a project; and administrative or judicial actions which render contracts relating to the projects void, unenforceable or impossible to perform or impose unreasonable burdens or excessive liabilities. The Sponsor cannot predict the causes or likelihood of the redemption of resource recovery bonds prior to the stated maturity of the bonds.

   Certain of the bonds in a closed-end fund may be subject to redemption prior to their stated maturity date pursuant to sinking fund provisions, call provisions or extraordinary optional or mandatory redemption provisions or otherwise. A sinking fund is a reserve fund accumulated over a period of time for retirement of debt. A callable debt obligation is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a debt obligation is redeemed, at or before maturity, by the proceeds of a new debt obligation. In general, call provisions are more likely to be exercised when the offering side valuation is at a premium over par than when it is at a discount from par. The exercise of redemption or call provisions will result in the distribution of principal and may result in a reduction in the amount of subsequent interest distributions. Extraordinary optional redemptions and mandatory redemptions result from the happening of certain events. Generally, events that may permit the extraordinary optional redemption of bonds or may require the mandatory redemption of bonds include, among others: a final determination that the interest on the bonds is taxable; the substantial damage or destruction by fire or other casualty of the project for which the proceeds of the bonds were used; an exercise by a local, state or Federal governmental unit of its power of eminent domain to take all or substantially all of the project for which the proceeds of the bonds were used; changes in the economic availability of raw materials, operating supplies or facilities or technological or other changes which render the operation of the project for which the proceeds of the bonds were used uneconomic; changes in law or an administrative or judicial decree which renders the performance of the agreement under which the proceeds of the bonds were made available to finance the project impossible or which creates unreasonable burdens or which imposes excessive liabilities, such as taxes, not imposed on the date the bonds are issued on the issuer of the bonds or the user of the proceeds of the bonds; an administrative or judicial decree which requires the cessation of a substantial part of the operations of the project financed with the proceeds of the bonds; an overestimate of the costs of the project to be financed with the proceeds of the bonds resulting in excess proceeds of the bonds which may be applied to redeem bonds; or an underestimate of a source of funds securing the bonds resulting in excess funds which may be applied to redeem bonds. The issuer of certain bonds in a closed-end fund may have sold or reserved the right to sell, upon the satisfaction of certain conditions, to third parties all or any portion of its rights to call bonds in accordance with the stated redemption provisions of such bonds. In such a case the issuer no longer has the right to call the bonds for redemption unless it reacquires the rights from such third party. A third party pursuant to these rights may exercise the redemption provisions with respect to a bond at a time when the issuer of the bond might not have called a bond for redemption had it not sold such rights. No one can predict all of the circumstances which may result in such redemption of an issue of bonds. See also the discussion of single family mortgage and multi-family revenue bonds above for more information on the call provisions of such bonds.

   California Risk Factors. Economic Outlook. Since the rapid decline of the State's housing, credit and financial markets in 2007 and 2008, the State has faced severe economic and fiscal challenges, including high unemployment, weak consumer spending and volatile General Fund revenues. In February 2009, the State also faced a cash flow crisis that forced a delay in payment of nearly $3 billion in State obligations. These adverse fiscal and economic factors have been exacerbated by the national recession and ongoing turmoil in the global financial and credit markets.

   As of February 2009, employment in California had decreased by 605,900 jobs since February 2008 and employment growth in the State fell by -2.9% during that same year-over-year period. California's unemployment rate in February 2009 rose to 10.5%, compared to 6.2% in February 2008, and some economists predict that it could be higher in 2009 and 2010. While the slowdown in the State's job growth was initially concentrated in California's housing and financial markets, current data shows that unemployment and negative employment growth have affected all sectors and industries. In the past calendar year, only two employment areas (natural resources and education/health services) experienced gains in employment. Both the State and federal governments have stepped in to try to give a floor to the economic crisis and stimulate the economies of California and the nation as a whole.

   Infrastructure Planning. Maintaining and improving the highly valued quality of life and economic growth in California will require additional investments in the State's infrastructure. In the November 2008 general election, the Administration proposed and California voters approved new general obligation bond measures authorizing $9.95 billion for a high-speed train service linking Southern California and the San Francisco Bay Area, $980 million for construction and renovation of children's hospitals and $900 million for mortgage loans to California veterans. The creation of a Strategic Growth Council will be proposed in the May 2009 statewide special election to coordinate activities and investment of funds in state-owned and state-funded infrastructure. The Administration also proposes to place additional measures on the ballot in the 2010 general election for voters to consider, authorizing at least $10 billion of new general obligation bonds for various education, water management, transportation, court and state facility infrastructure projects.

   Budget Outlook. The Budget Act for the 2008-09 fiscal year (the "2008 Budget Act") was enacted on September 23, 2008 (more than 12 weeks after the statutory deadline for approval of the annual budget), and authorized total General Fund spending of $103.4 billion. Prior to signing the 2008 Budget Act, the Governor used his line item veto authority to reduce General Fund expenditures by $510 million from those approved by the Legislature. Total General Fund resources in this budget were projected to be $105.0 billion, including a $3.9 billion General Fund reserve from the prior fiscal year. The 2008 Budget Act projected that the State would end the current fiscal year on June 30, 2009, with a General Fund balance of $1.7 billion, but projected a General Fund deficit of $1.0 billion in 2009-10. The 2008 Budget Act assumed that the State would implement all of the proposed budget-balancing solutions.

   The Governor's Proposed Budget for the 2009-10 fiscal year (the "2009 Governor's Budget") was released in January 2009. The 2009 Governor's Budget projected General Fund revenues and transfers for the fiscal year of $86.3 billion, General Fund expenditures of $111.1 billion, and an estimated budget deficit for the 2009-10 fiscal year of $24.8 billion, absent any corrective actions. Together with the Governor's projected $13.7 billion General Fund deficit for the 2008-09 fiscal year (due to a sharp decline in revenues and increased costs since the 2008 Budget Act), the 2009 Governor's Budget forecasted a total budget deficit of $41.6 billion as of June 30, 2010. Assuming all of its proposed budget solutions are implemented, the 2009 Governor's Budget projects a General Fund reserve of $2.2 billion as of the 2009-10 fiscal year-end.

   In its January 8, 2009 "Overview of the 2009-10 Governor's Budget," the Legislative Analyst's Office ("LAO"), California's non-partisan fiscal and policy adviser, concluded that the 2009 Governor's Budget "makes a good faith effort to close a colossal budget gap." The LAO expressed concern that the State's downside economic risks could further diminish revenues and make California's cash flow situation even more dire. The LAO also cautioned that the Governor's proposed budget solutions rely heavily on the currently unreliable credit markets.

   Significant Deterioration of State Finances. Although the 2008 Budget Act was in operating balance at the time it was adopted, the Governor projected there would be a budget deficit of approximately $24.3 billion for 2008-09, absent further corrective actions. Subsequent to the adoption of the 2008 Budget Act, fiscal year-to-date revenues were much lower than projected and continuing economic difficulties existed, particularly in the housing, credit and financial markets.

   On November 20, 2008, the LAO released a report titled "California's Fiscal Outlook - LAO Projections 2008-09 through 2013-14." Among other things, this report projected that 2008-09 General Fund revenues had deteriorated by approximately $9.7 billion compared to the projections in the 2008 Budget Act. The report projected a General Fund deficit of $8.4 billion for the current fiscal year ended June 30, 2009, and a General Fund deficit of $27.8 billion for the 2009-10 fiscal year.

   In December 2008, the State's Department of Finance issued its monthly "Finance Bulletin" reporting actual General Fund receipts for November 2008. The Finance Bulletin reported that fiscal year-to-date General Fund cash receipts were approximately $2.29 billion below those forecasted in the 2008 Budget Act issued in September.

   The 2009 Governor's Budget projected that the 2008-09 fiscal year would end with a $13.7 billion deficit that would grow to $41.6 billion in 2009-10 if left unchecked.

   On January 16, 2009, the State Controller stated that the payment of $3.3 billion in certain State obligations would be delayed to preserve cash for debt obligations and other priority payments. The State Controller also projected that, absent immediate corrective actions, the State would deplete its positive cash position in February 2009.

   Deficit Solutions. For the 2008-09 fiscal year, the Governor suspended the annual transfer to the Budget Stabilization Account required by Proposition 58, passed by California's voters in 2004. Proposition 58 requires that, beginning in the 2007-08 fiscal year, the State transfer into the Budget Stabilization Account by September 30 of each year a specified portion of estimated General Fund revenues until the account balance reaches $8 billion or 5% of the estimated General Fund revenues, whichever is greater, absent an executive order by the Governor. The Governor issued such an executive order for the 2008-09 fiscal year.

   On January 10, 2008, the Governor declared a fiscal emergency and called for a special session of the California Legislature, as authorized by the State Constitution pursuant to Proposition 58, to address the then-projected $14.5 billion budget shortfall for the 2008-09 fiscal year and to prevent a cash shortage. On February 15, 2008, the Governor approved a special session budget bill that enacted $2 billion in mid-year expenditure reductions.

   On December 1, 2008, the Governor again declared a fiscal emergency for the State, and called for a special legislative session pursuant to Proposition 58 to address the continued revenue shortfall and to seek to enact economic stimulus. The Governor also called a second extraordinary legislative session to address the State's economy, as authorized by Section 3(b) Article IV of the State Constitution. On February 21, 2009, the Governor signed a series of budget-balancing measures that closed the projected $41.6 billion budget deficit. These measures reduced General Fund expenditures by $14.9 billion and increased General Fund revenues by $17.5 billion primarily from temporary increases in sales, vehicle and income tax. Using his line item veto authority, the Governor also reduced General Fund appropriations by an additional $957 million from those approved by the Legislature. The budget-balancing measures require five proposed budget solutions to be approved by California voters in a statewide special election in May 2009.

   In its March 13, 2009 "2009-10 Budget Analysis Series: The Fiscal Outlook Under the February Budget Package," the LAO noted that the budget package "was an impressive step in addressing the state's monumental budget shortfall." The LAO expressed approval of the State's early action and use of "both sides of the ledger--revenue increases and spending reductions--to attack the state's dire fiscal situation." However, based on newer data indicating a continued deterioration of California's economic and revenue outlook, the LAO projected that 2009-10 General Fund revenues had decreased by more than $8 billion compared to the projections in the February budget measures. The report also projected that the 2009-10 fiscal year would end with a $6 billion budget deficit absent additional corrective actions.

   Budget-balancing solutions in the last two fiscal years include reducing General Fund expenditures by $24 billion (including the reductions approved in the special session budget measures on February 15, 2008 and February 21, 2009), increasing State revenue by $24 billion (assuming the receipt of $5 billion of proceeds from the securitization of lottery revenues, approved by voters in the November 2008 general election) and issuing $3.9 billion of Economic Recovery Bonds (including the $3.2 billion in bonds issued in February 2008). General Fund expenditures were reduced further by $1.4 billion of budget vetoes by the Governor.

   Budget Reform. The 2008 Budget Act proposed a constitutional amendment, to be submitted to voters in the May 2009 statewide special election, to limit expenditures of surge revenue in high-growth years and increase reserves over the next several years. Related legislation would also authorize the Director of Finance to implement mid-year budget cuts of up to 7% of certain General Fund expenditures.

   Debt Administration. As of March 1, 2009, the State had approximately $56.2 billion aggregate principal of its long-term general obligation bonds outstanding. Of this amount, $45.7 billion was payable primarily from the State's General Fund and $8.7 billion was payable from special revenue sources. As of March 1, 2009, there were unused voter authorizations for the future issuance of an aggregate amount of $68.4 billion of long-term general obligation bonds, of which $1.3 billion was for bonds payable from other revenue sources.

   Budgetary Control. California's annual budget is prepared primarily on a modified accrual basis for governmental funds. The Governor recommends a budget for approval by the California Legislature each year. This recommended budget includes estimated revenues; however, revenues are not included in the annual budget bill adopted by the California Legislature. Under state law, the State cannot adopt a spending plan that exceeds estimated revenues. Under the State Constitution, money may be drawn from the treasury only through a legal appropriation. The appropriations contained in the Budget Act, as approved by the California Legislature and signed by the Governor, are the primary sources of annual expenditure authorizations and establish the legal level of control for the annual operating budget. The budget can be amended throughout the year by special legislative action, budget revisions by the California Department of Finance, or executive orders of the Governor.

   Appropriations are generally available for expenditure or encumbrance either in the year appropriated or for a period of three years if the legislation does not specify a period of availability. At the end of the availability period, the encumbering authority for the unencumbered balance lapses. Some appropriations continue indefinitely, while others are available until fully spent. Generally, encumbrances must be liquidated within two years from the end of the period in which the appropriation is available. If the encumbrances are not liquidated within this additional two-year period, the spending authority for these encumbrances lapses. State agencies are responsible for exercising basic budgetary control and ensuring that appropriations are not overspent. The State Controller's Office is responsible for overall appropriation control and does not allow expenditures in excess of authorized appropriations. Financial activities are mainly controlled at the appropriation level but can vary, depending on the presentation and wording contained in the Budget Act. Certain items that are established at the category, program, component, or element level can be adjusted by the California Department of Finance. For example, an appropriation for support may have detail accounts for personal services, operating expenses and equipment, and reimbursements. The California Department of Finance can authorize adjustments between the detail accounts but cannot increase the amount of the overall support appropriation. While the financial activities are controlled at various levels, the legal level of budgetary control, or the extent to which management may amend the budget without seeking approval of the governing body, has been established in the Budget Act for the annual operating budget.

   Cash Management. Cash temporarily idle during the year is invested in the Pooled Money Investment Account ("PMIA"). Investment of PMIA moneys is restricted by law to the following categories: U.S. government securities, Federal agency securities, negotiable certificates of deposit, bankers' acceptances, commercial paper, corporate bonds, bank notes, other debt securities, repurchase agreements, reverse repurchase agreements and other investments. California's cash management program for the General Fund regularly issues short-term obligations to meet cash flow needs. California issues revenue anticipation notes to partially fund timing differences between revenues and expenditures. A significant portion of the General Fund revenues are received in the second half of the fiscal year, while disbursements are paid more evenly throughout the fiscal year. If additional external cash flow borrowing is required, California issues revenue anticipation warrants.

   Risk Management. The State government has elected, with a few exceptions, to be self-insured against loss or liability. Generally, the exceptions are when a bond resolution or a contract requires the State government to purchase commercial insurance for coverage against property loss or liability. In such cases, insurance coverage would be determined by the terms of the resolution or contract. The State government generally does not maintain reserves. Losses are covered by appropriations from each fund responsible for payment in the year in which the payment occurs. All claim payments are on a "pay as you go" basis, with workers' compensation benefits for self-insured agencies being initially paid by the State Compensation Insurance Fund. The potential amount of loss arising from risks other than workers' compensation benefits is not considered material in relation to the State government's financial position.

   Ratings. As of March 30, 2009, all outstanding general obligation bonds of the State of California are rated A by Standard & Poor's Ratings Services, A by Fitch Ratings Service and A2 by Moody's Investors Service, Inc. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

   Local Issuances. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

   Litigation. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

   On August 29, 2008, the Los Angeles Superior Court ruled in favor of the plaintiff in Nortel Networks Inc. v. State Board of Equalization, a tax refund case involving the interpretation of certain statutory sales and use tax exemptions for "custom-written" computer software and licenses to use computer software. The adverse ruling to the Board if applied to other similarly situated taxpayers could have a significant negative impact, in the range of approximately $500 million annually, on tax revenues.

   On March 31, 2008, the Court of Appeal, First Appellate District, ruled in Computer Service Tax Cases (Dell, Inc. v. State Board of Equalization) that the State Board of Equalization improperly collected sales and use tax on optional service contracts that Dell, Inc. sold with computers. The decision will lead to a judgment requiring the Board to refund the tax with interest. The amount of the refund has not been determined, but with interest may exceed $250 million, which would be made in the 2008-09 fiscal year.

   On August 8, 2005, a lawsuit titled California Teachers Association et al. v. Arnold Schwarzenegger et al. was filed. Plaintiffs - California Teachers Association, California Superintendent of Public Instruction Jack O'Connell, and various other individuals - allege that the California Constitution's minimum school funding guarantee was not followed for the 2004-05 fiscal year and the 2005-06 fiscal year in the aggregate amount of approximately $3.1 billion. Plaintiffs seek a writ of mandate requiring the State to recalculate the minimum-funding guarantee in compliance with the California Constitution. On May 10, 2006, counsel for all parties executed a settlement agreement, and the action has been stayed pending implementation legislation. The settlement calls for payment of the outstanding balance of the minimum funding obligation to school districts and community college districts (approximately $3 billion in the aggregate) through the 2013-14 fiscal year.

   The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of bonds contained in the California Series and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of such obligations are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of such bonds, could affect or could have an adverse impact on the financial condition of the State and various agencies and political subdivisions thereof. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the bonds contained in the California Series, the market value or marketability of such bonds or the ability of the respective issuers of such bonds acquired by the California Series to pay interest on or principal of such bonds.

   The California Series is susceptible to political, economic or regulatory factors affecting issuers of California municipal obligations (the "California Municipal Obligations"). These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives and other matters that are described. The information provided above is only a brief summary of the complex factors affecting the financial situation in California and is derived primarily from the Governor's Proposed Budget for 2009-10, issued by the Department of Finance in January 2009; various issues of the "2009-10 Budget Analysis Series," issued by LAO in January, February and March 2009; and the Enacted Budget Summary for the California State Budget 2008-09, issued by the California Department of Finance in September 2008. These sources are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in California or contained in official statements for various California Municipal Obligations.

   New York Risk Factors. General. Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City also has had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

   The financial condition of the State of New York is affected by various national, economic, social and environmental policies and conditions. The equity market volatility and the current level of uncertainty surrounding global credit markets pose a particularly large degree of uncertainty for New York, and are of particular concern since the State's tax revenues are more reliant on the financial sector of the economy than are other states and other regions of the nation. With the financial markets at the center of the economic downturn, the New York State economy stands to be hit hard by the current recession. Financial industry consolidation is likely to have grave implications for financial sector employment, particularly in New York City. As of January 2009, layoffs from the State's financial services sector are now expected to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses are approximately double those that occurred in the wake of September 11th.

   Other significant risks to the current economic forecast include: (i) global political instability, including the uncertain conflicts in Afghanistan, Iraq, and the Middle East in general; (ii) a return to high oil prices which could adversely affect many different sectors of the national and State economies;
(iii) weakness of consumer spending or a failure of investment spending to commence growth during the year, which could worsen recessionary conditions; and
(iv) the potential for future terrorist attacks on U.S. soil.

   Economic Condition and Outlook. Following the State's recovery from the recession of the early 2000s, the State's Division of the Budget ("DOB") current economic outlook for 2009 calls for the State to continue in a recession, accompanied by accelerated job losses and a substantial slowdown in wage growth. In DOB's view, the economic damage from the global financial crisis may be severe and long-lasting. In New York, the impact of the global financial crisis is expected to have grave consequences for the State's financial services sector, one of the principal sources of State tax revenues.

   The financial market terrain now looks very different than it looked just a few months ago. Indeed, the investment banking industry as we knew it before September 15, 2008, no longer exists. The prime brokerage industry has been permanently altered with the wholesale disappearance of two investments banks, the purchase of two prime brokers by large commercial banks, and the remaining two large brokers reorganizing as bank holding companies. The resulting consolidation is likely to have grave implications for industry employment, particularly in New York City.

   But the current downturn in the State economy is expected to extend far beyond Wall Street. A broad-based State recession is now projected to result in private sector job losses of about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State's real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State's export-related and tourism industries.

   The events of 2007 and 2008 have been devastating for the State's finance sector. Equity market prices, as measured by the S&P 500, have fallen in excess of 50 percent since their October 2007 peak. In the wake of the high-tech bust in 2000, we experienced a decline of a similar magnitude but over a longer two-year period. The quantity of assets written down by the nine largest banks since July 2007 now exceeds the entire volume of profits of $305 billion earned during the boom period from early 2004 until the middle of 2007. Moreover, the industry's main revenue drivers remain weak. There were no U.S. IPOs in the 10 weeks beginning in the middle of August, the longest such period on record. With Wall Street's largest prime brokers now reorganized as banks, the implications for future profits and compensation could also be dimmer. Commercial banks are more aggressively regulated by the Federal government than investment banks, implying stricter limits on the degree of leveraging these firms can now pursue. This, in turn, may imply new constraints on the amount of profits these firms can earn, and therefore the size of bonus and wage payouts.

   The DOB estimates that State employment is now expected to fall 1.9 percent for 2009, with private sector jobs projected to fall 2.2 percent, following growth of 0.3 percent for both total and private employment for 2008. The DOB also projects a decline in total State wages of 4.1 percent for 2009, largely driven by a decline of 48 percent in bonus payments of the finance and insurance industry, following an estimated increase of 1.1 percent for 2008. Declines in both the wage and non-wage components of income will result in a decline in total personal income of 1.6 percent for 2009, following 2.3 percent growth for 2008.

   The City has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, new media and advertising firms. With a population of approximately 8,000,000, the City is an international center of business and culture, and a leading tourist destination. The City experienced an economic slowdown that began in 2001 as a result of the September 11 attack, a national economic recession and a downturn in the securities industry, and came to an end in 2003. Since then, Wall Street activity, tourism, and the real estate market have driven a broad based economic recovery, up until the economic slowdown that began in the second half of calendar year 2007, which subsequently evolved into a global financial crisis severely impacting the City and driving it into recession in 2008.

   Current and Outyear Fiscal Projections. On January 28, 2009, the State issued a third quarterly update to its Annual Information Statement (the "January Update") providing (a) extracts from the Governor's Executive Budget Financial Plan for 2009-10 presented to the Legislature on December 16, 2008, updated to reflect the revisions captured in the Amended Financial Plan, (b) a summary of the recent events and changes to the Financial Plan made since the Second Quarterly Update, (c) an updated economic forecast and (d) operating results for the first nine months of fiscal year 2008-09, among other informational updates and forecasts.

   The DOB projects the State will end the 2008-09 fiscal year with a General Fund balance of $1.5 billion. The balance consists of $1.2 billion in undesignated reserves and $287 million in reserves designated to finance existing or potential future commitments. The projected closing balance is $94 million lower than projected at the time of the Second Quarterly Update due to the expected use of the Debt Reduction Reserve for debt service costs and elimination of a planned deposit to the Community Projects Fund.

   The outlook for State finances has continued to weaken since the budget for the current fiscal year was enacted in April 2008. In the First Quarterly Update to the AIS, the DOB significantly lowered its projections for tax receipts to reflect the worsening outlook for the national and State economies, and the anticipated impact on tax collections. A potential gap was identified for the current fiscal year (2008-09), which DOB expected to eliminate through a 7 percent reduction in State agency operations. At the time, DOB warned that the State's fiscal outlook could worsen further, noting "the nation's economic troubles are severe and widespread [and] important financial institutions face a crisis of confidence among investors and the general public."

   In September and October 2008, a series of unprecedented financial sector shocks transformed the economic downturn that began in late 2007 into a global financial crisis. In New York, the crisis was expected to have grave consequences for the State's financial services sector, one of the principal sources of State tax receipts. In the Second Quarterly AIS Update, after evaluating the still-unfolding crisis, DOB reduced the General Fund receipts forecast by nearly $1.7 billion for the current year and by over $5.8 billion for 2009-10.2 In addition, market conditions were expected to disrupt plans to convert GHI/HIP to a for-profit company and to sell certain surplus properties, reducing expected resources by an additional $384 million in the current year. As a result of these and other revisions, a combined General Fund and HCRA budget gap of $1.5 billion was projected for the current year, growing to $12.5 billion in 2009-10. The combined General Fund and HCRA four-year gap totaled $47 billion, an increase of $21 billion from the First Quarterly Update to the AIS.3 At the Governor's request, the Legislature convened a special session on November 18, 2008 to consider options to close the current-year gap, but ultimately took no action.

   For the 2008 fiscal year, the City's General Fund had an operating surplus of $4.64 billion, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers. The 2008 fiscal year is the twenty-eighth consecutive year that the City has achieved balanced operating results when reported in accordance with GAAP.

   The City's expense and capital budgets for the 2009 fiscal year were adopted on June 29, 2008. The June Financial Plan, which was consistent with the City's expense and capital budgets as adopted for the 2009 fiscal year, projected revenues and expenses for the 2009 fiscal year balanced in accordance with GAAP, except for the application of GASB 49, as described below. The June Financial Plan projected gaps of $2.3 billion, $5.2 billion and $5.1 billion in fiscal years 2010 through 2012, respectively.

   The Financial Plan reflects, since the June Financial Plan, decreases in projected net revenues of $280 million, $1.3 billion, $1.1 billion and $1.0 billion in fiscal years 2009 through 2012, respectively. Changes in projected revenues include: (i) decreases in personal income tax revenues of $165 million, $363 million, $293 million and $256 million in fiscal years 2009 through 2012, respectively; (ii) decreases in business tax revenues of $234 million, $470 million, $523 million and $403 million in fiscal years 2009 through 2012, respectively; (iii) a net increase in other tax revenue of $114 million in fiscal year 2009, primarily due to the resolution of general corporation tax audits, and net decreases in other tax revenues of $439 million, $289 million and $366 million in fiscal years 2010 through 2012, respectively, primarily resulting from decreases in real property transfer and sales taxes; and (iv) an increase in other non-tax revenue of $5 million in fiscal year 2009 and decreases in other non-tax revenues of $40 million, $29 million and $10 million in fiscal years 2010 though 2012, respectively. Decreases in projected revenues reflect the weakening of the City economy since the June Financial Plan. A rapid deceleration in the nation's economic activity combined with the financial market turmoil that worsened in September 2008 has stressed the City's securities and real estate industries more than anticipated in the June Financial Plan. The Financial Plan assumes that New York Stock Exchange member firms post a loss of $25.5 billion in calendar year 2008, compared to the $7.1 billion in gains assumed in the June Financial Plan. The Financial Plan currently assumes private sector job losses of 147,000, compared to 89,000 job losses assumed in the June Financial Plan. As a result, total wage earnings are now forecast to contract by 7.6 percent in calendar year 2009 compared to an estimated decline of 3.6 percent assumed in the June Financial Plan.

   General Government Results. An operating surplus of $202 million was reported in the General Fund for the fiscal year ended March 31, 2007. As a result the General Fund had an accumulated fund balance of $2.4 billion. The State completed its fiscal year ended March 31, 2007, with a combined Governmental Funds operating deficit of $45 million as compared to a combined Governmental Funds operating surplus in the preceding fiscal year of $3.8 billion. The combined 2006-07 operating deficit of $45 million is due in significant part to an $840 million deficit in the Special Revenue Fund.

   As the State completed the 2006-07 fiscal year, its governmental funds reported a combined fund balance of $12.1 billion. Included in the 2006-07 fiscal year's total change in fund balance is an operating surplus of $202 million in the State's General Fund. The General Fund operating surplus is attributable to several factors including an increase of $1.4 billion in personal income tax revenue, a $1.4 billion increase in business taxes and a $746 million increase in miscellaneous revenues, offset by a $323 million decline in consumption and use tax revenue. Much of the increase in tax revenues is related to improvement in the State's economy and tax increases enacted for personal income. The increase in General Fund revenues was offset by a $3.6 billion increase in expenditures. Local assistance expenditures increased by nearly $2.8 billion due primarily to increased spending for medical assistance and income maintenance programs. State operations increased $798 million due primarily to negotiated salary increases, increased health insurance costs and employer pension costs. The State ended the 2006-07 fiscal year with a General Fund accumulated fund balance of $2.4 billion. The increase of the fund balance is due primarily to an increase in tax revenues as a result of an increase in the personal income tax rate and an improving State economy.

   Overall Financial Position. The State reported net assets of $48.9 billion as of March 31, 2007, which was comprised of $62.7 billion in capital assets reported net of related debt, $7.3 billion in restricted net assets offset by an unrestricted net assets deficit of $21.1 billion. Net assets reported for governmental activities decreased by $670 million from a year ago, decreasing from $46.0 billion to $45.3 billion. Unrestricted net assets-the part of net assets that can be used to finance day-to-day operations without constraints established by debt covenants, enabling legislation, or other legal requirements-had a deficit of $21.7 billion at March 31, 2007. The deficit in unrestricted governmental net assets, which declined by nearly $786 million in 2007, exists primarily because the State has issued debt for purposes not resulting in a capital asset related to governmental activities. Such outstanding debt included securitizing the State's future tobacco settlement receipts ($4.1 billion), eliminated the need for seasonal borrowing by Local Government Assistance Corporation ($4.2 billion), local highway and bridge projects ($3.3 billion), local mass transit projects ($2.3 billion), and a wide variety of grants and other expenditures not resulting in governmental capital assets ($8.6 billion). This deficit in unrestricted net assets of governmental activities can be expected to continue for as long as the State continues to have obligations outstanding for purposes other than the acquisition of governmental capital assets.

   Net assets for business-type activities increased by $463 million (14.8 percent) to $3.6 billion in 2007 compared to $3.1 billion in 2006. The increase in net assets for business-type activities was caused primarily by employer contributions and other revenues exceeding unemployment benefit payments for the Unemployment Insurance Fund ($178 million), SUNY and CUNY Senior College operating revenues and State support exceeding operating expenses ($255 and $56 million, respectively), and offset by Lottery losses of $26 million. As of June 30, 2006, $8.4 billion in debt had been issued and was outstanding to finance capital assets of the State's colleges and universities.

   General Fund Budgetary Highlights. General Fund expenditures exceeded receipts by $212 million in 2006-07. The General Fund ended the fiscal year with a closing cash fund balance of $3.05 billion, which consisted of $1.03 billion in the Tax Stabilization Reserve Account (the State's "rainy day" reserve), $278 million in the Community Projects Account, $21 million in the Contingency Reserve Account, and $1.71 billion in general reserves.

   The State's 2007-08 fiscal year capital budget calls for it to spend $7.7 billion for capital projects, of which $3.8 billion is for transportation projects. To pay for these capital projects the State plans to use $220 million in general obligation bond proceeds, $4.1 billion in other financing arrangements with public authorities, $1.8 billion in Federal funds, and $1.6 billion in funds on hand or received during the year.

   Debt Administration. There are a number of methods by which the State may incur debt. The State has obtained long-term financing in the form of voter-approved General Obligation debt (voter approved debt), including lease-purchase and contractual obligations where the State's legal obligation to make payments is subject to and paid from annual appropriations made by the Legislature or assignment of revenue in the case of Tobacco Settlement Revenue Bonds. One minor exception, Equipment Capital Leases and Building Capital Leases which represent $244 million as of March 31, 2008, do not require Legislature or voter approval. The State administers its long-term financing needs as a single portfolio of state-supported debt that includes general obligation bonds and other obligations of both its governmental activities and business-type activities. Most of the debt reported under business-type activities, all of which was issued for capital assets used in those activities, is supported by payments from resources generated by the State's Governmental Activities-thus it is not expected to be repaid from resources generated by business-type activities.

   At March 31, 2008, the State had $1.8 billion in State-supported variable rate bonds outstanding and $5.9 billion in interest rate exchange agreements, where the State issues variable rate bonds and enters into a swap agreement that converts the rate effectively to a fixed rate. In addition, the State had $2.4 billion in convertible bonds, which bear a fixed rate until future mandatory tender dates, at which time they can convert to either a fixed or variable rate.

   At March 31, 2008, variable rate bonds, net of those subject to the fixed rate swaps, were equal to 4.1% of the State-supported bonded debt portfolio. At March 31, 2007, the State had $48.8 billion in bonds, notes, and other financing agreements outstanding compared with $47.1 billion the year before, an increase of $1.7 billion.

   One aspect of the credit crisis is that many municipal issuers either have been unable to issue bonds or, if market access exists, do so at much higher rates than existed before September 2008. If the State cannot sell bonds at the levels (or on the timetable) expected, it could experience significantly increased costs in the General Fund and a weakened overall cash position in the current fiscal year. This is because the State finances much of its capital spending in the first instance through loans from the General Fund or STIP, which it then repays with proceeds from the sale of bonds. The State expects to complete several bond sales during the remainder of the current fiscal year. The State is executing a multi-step strategy to stage entries into the bond market in a way that addresses the most immediate and consequential fiscal issues first. At the same time, DOB has imposed stringent capital controls that are expected to marginally reduce the need to issue bonds in the coming months.

   The State continues to adjust its variable-rate debt portfolio in response to widespread disruption in the municipal bond market. Since February 2008, the State has repositioned nearly $4 billion of variable-rate bonds, including $2.8 billion of auction rate securities and $1.2 billion of variable-rate demand bonds to mitigate risk and reduce debt service costs. The adjustments were accomplished using a combination of fixed rate bonds and better-performing variable rate bonds.

   The State has terminated approximately $1.7 billion in interest-rate exchange agreements at a cost of approximately $76 million. The State has received $125 million in revenues from settlements negotiated by the State Attorney General in relation to auction rate securities.

   The State Constitution, with exceptions for emergencies, limits the amount of general obligation bonds that can be issued to that amount approved by the voters for a single work or purpose in a general election. The State Finance Law, through the Debt Reform Act of 2000 (the "Act"), also imposes phased-in caps on new State supported debt issued and related debt service costs. The Act also limits the use of debt to capital works and purposes, and establishes a maximum length of term for repayment of 30 years. The Act applies to all State supported debt. The Debt Reform Act does not apply to debt issued prior to April 1, 2000, or to other obligations issued by public authorities where the State is not the direct obligor.

   The construction of certain State office buildings, campus facilities, and other public facilities has been financed through bonds and notes issued by public benefit corporations pursuant to lease/purchase agreements with the State. The State has also entered into financing arrangements with public benefit corporations that have issued bonds to finance past State budgetary deficits and grants to local governments for both capital and operating purposes. These lease/purchase and other financing arrangements which the State will repay over the duration of the agreements constitute long-term liabilities. The amount included in obligations under lease/purchase and other financing arrangements consists of total future principal payments and equals the outstanding balance of the related bonds and notes. Reporting relative to capitalized interest is also not included for leased capital assets.

   Risk Management. The State does not insure its buildings or their contents against theft, fire or other risks and does not insure its automobiles against the possibility of bodily injury and property damage. However, the State does have fidelity insurance on State employees. Workers' compensation coverage is provided on a self-insurance basis.

   Litigation. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings, and other alleged violations of state and federal laws.

   Included in the State's outstanding litigation are a number of cases challenging the legality or the adequacy of a variety of significant social welfare programs primarily involving the State's Medicaid and mental health programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care that could require substantial increased financing of the litigated programs in the future.

   Actions commenced by several Indian nations which include the St. Regis Mohawk Indian Nation, the Oneida Indian Nation and the Cayuga Indian Nation claim that significant amounts of land were unconstitutionally taken from the Indians in violation of various treaties and agreements during the eighteenth and nineteenth centuries. The claimants seek recovery of thousands of acres of land as well as compensatory and punitive damages.

   With respect to pending and threatened litigation, the State has reported, in the governmental activities, liabilities of $151 million for awarded and anticipated unfavorable judgments. In addition, the State is a party to other claims and litigation that its legal counsel has advised may result in possible adverse court decisions with estimated potential losses of nearly $262 million.

   Ratings. As of March 2009, all outstanding general obligation bonds of the State of New York are rated AA by S&P and Aa3 by Moody's, and all outstanding general obligation bonds of the City of New York are rated AA+ by S&P and Aa3 by Moody's. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

   Local Issuances. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

   The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of bonds contained in the New York Series and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of such obligations are subject. Additionally, many factors including national, economic, social and environmental policies and conditions, which are not within the control of the issuers of such bonds, could affect or could have an adverse impact on the financial condition of the State and various agencies and political subdivisions thereof. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the bonds contained in the New York Series, the market value or marketability of such bonds or the ability of the respective issuers of such bonds acquired by the New York Series to pay interest on or principal of such bonds.

   The New York Series is susceptible to political, economic or regulatory factors affecting issuers of New York municipal obligations (the "New York Municipal Obligations"). These include the possible adverse effects of certain New York constitutional amendments, legislative measures, voter initiatives and other matters that are described. The information provided above is only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in New York or contained in Official Statements for various New York Municipal Obligations.

   High-Yield Securities. An investment in Units of a Portfolio should be made with an understanding of the risks that an investment in "high-yield, high-risk" debt obligations or "junk" obligations may entail, including increased credit risks and the risk that the value of the Units will decline, and may decline precipitously, with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of debt obligations generally. Certain of the securities included in the funds in a Portfolio may be subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding, higher-rated securities, and their value may decline precipitously because of increases in interest rates, not only because the increases in rates generally decrease values, but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high-yield, high-risk securities resulting in a higher incidence of defaults among high-yield, high-risk securities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. For an issuer that has outstanding both senior commercial bank debt and subordinated high-yield, high-risk securities, an increase in interest rates will increase that issuer's interest expense insofar as the interest rate on the bank debt is fluctuating. However, many leveraged issuers enter into interest rate protection agreements to fix or cap the interest rate on a large portion of their bank debt. This reduces exposure to increasing rates, but reduces the benefit to the issuer of declining rates. The sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future.

   "High-yield" or "junk" securities, the generic names for securities rated below BBB by Standard & Poor's, or below Baa by Moody's, are frequently issued by corporations in the growth stage of their development, by established companies whose operations or industries are depressed or by highly leveraged companies purchased in leveraged buyout transactions. The market for high-yield securities is very specialized and investors in it have been predominantly financial institutions. High-yield securities are generally not listed on a national securities exchange. Trading of high- yield securities, therefore, takes place primarily in over-the-counter markets that consist of groups of dealer firms that are typically major securities firms. Because the high-yield security market is a dealer market, rather than an auction market, no single obtainable price for a given security prevails at any given time. Prices are determined by negotiation between traders. The existence of a liquid trading market for the securities may depend on whether dealers will make a market in the securities. There can be no assurance that a market will be made for any of the securities, that any market for the securities will be maintained or of the liquidity of the securities in any markets made. Not all dealers maintain markets in all high-yield securities. Therefore, since there are fewer traders in these securities than there are in "investment grade" securities, the bid-offer spread is usually greater for high-yield securities than it is for investment grade securities. The price at which the securities may be sold and the value of a Portfolio will be adversely affected if trading markets for the securities are limited or absent. If the rate of redemptions is great, the value of a Portfolio may decline to a level that requires liquidation.

   Lower-rated securities tend to offer higher yields than higher-rated securities with the same maturities because the creditworthiness of the issuers of lower-rated securities may not be as strong as that of other issuers. Moreover, if a security is recharacterized as equity by the Internal Revenue Service for federal income tax purposes, the issuer's interest deduction with respect to the security will be disallowed and this disallowance may adversely affect the issuer's credit rating. Because investors generally perceive that there are greater risks associated with the lower-rated securities in the funds in a Portfolio, the yields and prices of these securities tend to fluctuate more than higher- rated securities with changes in the perceived quality of the credit of their issuers. In addition, the market value of high-yield, high-risk securities may fluctuate more than the market value of higher-rated securities since these securities tend to reflect short-term credit development to a greater extent than higher-rated securities. Lower-rated securities generally involve greater risks of loss of income and principal than higher-rated securities. Issuers of lower-rated securities may possess fewer creditworthiness characteristics than issuers of higher-rated securities and, especially in the case of issuers whose obligations or credit standing have recently been downgraded, may be subject to claims by debtholders, owners of property leased to the issuer or others which, if sustained, would make it more difficult for the issuers to meet their payment obligations. High-yield, high-risk securities are also affected by variables such as interest rates, inflation rates and real growth in the economy. Therefore, investors should consider carefully the relative risks associated with investment in securities that carry lower ratings.

   The value of the shares of the closed-end funds reflects the value of the portfolio securities, including the value (if any) of securities in default. Should the issuer of any security default in the payment of principal or interest, the closed-end funds in a Portfolio may incur additional expenses seeking payment on the defaulted security. Because amounts (if any) recovered by the funds in payment under the defaulted security may not be reflected in the value of the fund shares until actually received by the funds, and depending upon when a Unitholder purchases or sells his or her Units, it is possible that a Unitholder would bear a portion of the cost of recovery without receiving any portion of the payment recovered.

   High-yield, high-risk securities are generally subordinated obligations. The payment of principal (and premium, if any), interest and sinking fund requirements with respect to subordinated obligations of an issuer is subordinated in right of payment to the payment of senior obligations of the issuer. Senior obligations generally include most, if not all, significant debt obligations of an issuer, whether existing at the time of issuance of subordinated debt or created thereafter. Upon any distribution of the assets of an issuer with subordinated obligations upon dissolution, total or partial liquidation or reorganization of or similar proceeding relating to the issuer, the holders of senior indebtedness will be entitled to receive payment in full before holders of subordinated indebtedness will be entitled to receive any payment. Moreover, generally no payment with respect to subordinated indebtedness may be made while there exists a default with respect to any senior indebtedness. Thus, in the event of insolvency, holders of senior indebtedness of an issuer generally will recover more, ratably, than holders of subordinated indebtedness of that issuer.

   Obligations that are rated lower than "BBB" by Standard & Poor's, or "Baa" by Moody's, respectively, should be considered speculative as such ratings indicate a quality of less than investment grade. Investors should carefully review the objective of a Portfolio and consider their ability to assume the risks involved before making an investment in the Portfolio.

   Discount Securities. Certain of the securities held by the closed-end funds in a Portfolio may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount securities at the time they were purchased and deposited in the funds were lower than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of securities purchased at a market discount will increase in value faster than securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of securities purchased at a market discount will decrease faster than securities purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium securities and the prepayment benefit for lower yielding, discount securities will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue.

   Premium Securities. Certain of the securities held by the closed-end funds in a Portfolio may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium securities at the time they were purchased by the fund were higher than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparable securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium security at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed securities have an offering side valuation which represents a premium over par or for original issue discount securities a premium over the accreted value.

   Liquidity. Whether or not the stocks in a Portfolio are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

   Additional Units. The Sponsor may create additional Units of a Portfolio by depositing into the Portfolio additional stocks or cash with instructions to purchase additional stocks. A deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because a Portfolio will pay brokerage fees.

   Voting. Only the Trustee may sell or vote the stocks in a Portfolio. While you may sell or redeem your Units, you may not sell or vote the stocks in your Portfolio. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders.

SPONSOR INFORMATION

   Van Kampen Funds Inc. is the Sponsor of the Portfolios. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $82 billion under management or supervision as of September 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of September 30, 2008, the total stockholders' equity of Van Kampen Funds Inc. was $150,025,763. (unaudited). (This paragraph relates only to the Sponsor and not to the Portfolios or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

   The Sponsor and your Portfolios have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolios as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

   The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 856-8487. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Portfolios.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Portfolios. Such records shall include the name and address of, and the number of Units of a Portfolio held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Portfolios.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TAXATION

   Regulated Investment Companies

   The prospectus contains a discussion of certain U.S. federal income tax issues concerning the Portfolio and the purchase, ownership and disposition of Portfolio Units. The discussion below supplements the prospectus discussion and is qualified in its entirety by the prospectus discussion. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Portfolio Units, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country, or other taxing jurisdiction.

   The federal income tax summary below and in the prospectus is based in part on the advice of counsel to the Portfolio. The Internal Revenue Service could disagree with any conclusions set forth in these discussions. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be held by the Portfolio.

   Certain Portfolios intend to elect and to qualify annually as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and to comply with applicable distribution requirements so that it will not pay federal income tax on income and capital gains distributed to its Unitholders.

   To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Portfolio must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from qualified publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Portfolio controls (by owning 20% or more of the issuer's outstanding voting securities) and which are engaged in the same, similar or related trades or businesses, or the securities of qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses but excludes net capital gain, if any) and at least 90% of its net tax-exempt interest income, if any, each taxable year.

   As a regulated investment company, the Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to Unitholders. The Portfolio intends to distribute to its Unitholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Portfolio retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Portfolio distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed or taxed during those years. To prevent application of the excise tax, the Portfolio intends to make its distributions in accordance with the calendar year distribution requirement. Further, if the Portfolio retains any net capital gain, the Portfolio may designate the retained amount as undistributed capital gains in a notice to Unitholders who, if subject to federal income tax on long-term capital gains (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Portfolio against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in such a month and paid by the Portfolio during January of the following calendar year. These distributions will be taxable to Unitholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

   If the Portfolio failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Portfolio would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its Unitholders) and all distributions out of earnings and profits would be taxed to Unitholders as ordinary dividend income.

   Investors should consult their tax advisors concerning the federal, state, local, and foreign tax consequences of investing in the Portfolio based on their individual circumstances.

PORTFOLIO TERMINATION

   A Portfolio may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of the Portfolio then outstanding or by the Trustee when the value of the Securities owned by the Portfolio, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000). A Portfolio will be liquidated by the Trustee in the event that a sufficient number of Units of the Portfolio not yet sold are tendered for redemption by the Sponsor, so that the net worth of the Portfolio would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Portfolio. If a Portfolio is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

   Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of a Portfolio. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 45 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of a Portfolio. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. The Trustee will deduct from the funds of a Portfolio any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Portfolio upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of a Portfolio his pro rata share of the balance of the Income and Capital Accounts of a Portfolio.

   The Sponsor may, but is not obligated to, offer for sale units of a subsequent series of a Portfolio. There is, however, no assurance that units of any new series of a Portfolio will be offered for sale at that time, or if offered, that there will be sufficient units available for sale to meet the requests of any or all Unitholders.

   Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.



                                                                       EMSPRO638





                      Contents of Post-Effective Amendment
                          to the Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                          The Facing Sheet of Form S-6
                                 The Prospectus

                         The Undertaking to File Reports
                                 The Signatures
    The Written Consent of the Independent Registered Public Accounting Firm

                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Unit Trusts, Series 638, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Chicago and State of Illinois on the 23rd day of April, 2009.

                                              VAN KAMPEN UNIT TRUSTS, SERIES 638
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                         By: /s/ John F. Tierney
                                                                 ---------------
                                                              Executive Director


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 23, 2009, by the following persons who constitute the principal officers and a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE                             TITLE

Jerry Miller                     Director, Chief Executive Officer and President

Edward C. Wood, III              Director and Chief Operating Officer

Kenneth Castiglia                Chief Financial Officer and Treasurer


                                                             /s/ John F. Tierney
                                                                 ---------------
                                                             (Attorney-in-fact*)
--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Series 744 (File No. 333-149060) dated March 18, 2008, and Van Kampen Unit Trusts, Series 781 (File No. 333-151597) dated June 11, 2008.